As filed with the Securities and Exchange Commission on September 11, 1998.

                    Registration Nos. 33-27896/811-5796

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549


                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       X
 ------------------------------------------------

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         Pre-Effective Amendment No. _____
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         Post-Effective Amendment No.   23
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                                             X
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REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   X
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         Amendment No.   26
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                                    X

                             FFTW FUNDS, INC.

               (Exact name of registrant as specified in charter)

                    200 PARK AVENUE, NEW YORK, NEW YORK

                 (Address of principal executive offices)

               Registrant's telephone number:  212-681-3000


                        ONDER JOHN OLCAY, President
                             200 Park Avenue
                         New York, New York 10166

                  (Name and address of agent for service)
                            With a copy to:

                       William E. Vastardis
                   Investors Capital Services, Inc.
                    600 Fifth Avenue, 26th Floor
                        New York, NY  10020


  It is proposed that this filing will become effective (check appropriate box)

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   immediately upon filing pursuant to paragraph (b) of Rule 485.
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X  on _____ ___(date) pursuant to paragraph (b) of Rule 485.
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  75 days after filing pursuant to paragraph (a) of Rule 485.
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9  on ________ pursuant to paragraph (a) of Rule 485.
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                                               ______________________

Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Registrant filed the notice required thereunder for the fiscal year ended December 31, 1997 on March 27, 1998.

                                       The total number of pages is ______.
                                       The Exhibit Index is on page ______.


                                               CROSS REFERENCE SHEET
                                               Pursuant to Rule 481(a)

Form N-1A                                                         Location in Prospectus and
Item No.                                       Statement of Additional
                                               Information

 1.     Cover Page                             Cover Page of Prospectus

 2.     Synopsis                               Prospectus Highlights; Fund Expenses (in
                                               Prospectus)

 3.     Financial Highlights                   Financial Highlights (in Prospectus)

 4.     General Description of                 Investment Objectives and
        Registrant                             Policies; Descriptions of Investments;
                                               Investment Techniques; Investment Restrictions;
                                               Risks Associated With the Fund's Investment
                                               Policies and Investment Techniques; Shareholder
                                               Information (in Prospectus)

 5.     Management of the Fund                 Fund Expenses; Management of the Fund (in
                                               Prospectus)

 6.     Capital Stock and Other                Shareholder Information;
        Securities                             Purchases and Redemptions; Dividends; Tax
                                               Considerations (in Prospectus)

 7.     Purchase of Securities Being           Purchases and Redemptions;
        Offered                                Dividends; Determination of Net         Asset
Value; Distribution of Fund
                                               Shares (in Prospectus)

 8.     Redemption or Repurchase               Purchases and Redemptions; Dividends (in
                                               Prospectus)

 9.     Pending Legal Proceedings              Not applicable

10.     Cover Page                             Cover Page of Statement of Additional
                                               Information

11.     Table of Contents                      Statement of Additional Information Table of
                                               Contents

12.     General Information and History        History of the Fund; Organization of the Fund
                                               (in Statement of Additional Information)

13.     Investment Objectives and Policies     Supplemental Descriptions of Investments;
                                               Techniques to Hedge Interest Rate and Foreign
                                               Currency Risks and Other Foreign Currency
                                               Strategies; Supplemental Discussion of Risks
                                               Associated With the Fund's Investment Policies
                                               and Investment Techniques; Investment
                                               Restrictions (in Statement of Additional
                                               Information)

14.     Management of the Fund                 Management of the Fund (in Statement of
                                               Additional Information)

15.     Control Persons and Principal          Control Persons and Principal
        Holders of Securities                  Holders of Securities (in Statement of
                                               Additional Information)

16.     Investment Advisory and Other          Distribution of Fund Shares; Services
                                               Management of the Fund; Custodian and
                                               Accounting Agent; Transfer and Dividend
                                               Disbursing Agent; Legal Counsel; Independent
                                               Auditors (in Prospectus); Management of the
                                               Fund (in Statement of Additional Information)

17.     Brokerage Allocation and Other         Portfolio Transactions (in
        Practices                              Statement of Additional
                                               Information)

18.     Capital Stock and Other Securities     Purchases and Redemptions; Dividends;
                                               Shareholder Information (in Prospectus)

19.     Purchase, Redemption and Pricing       Purchases and Redemptions;
        of Securities Being Offered            Determination of Net Asset Value (in Prospectus)

20.     Tax Status                             Tax Considerations (in Statement of Additional
                                               Information)

21.     Underwriters                           Distribution of Fund Shares (in Prospectus)

22.     Calculation of Performance Data        Performance Information (in Prospectus);
                                               Calculation of Performance Data (in Statement
                                               of Additional Information)

23.     Financial Statements                   Financial Highlights (in Prospectus); Financial
                                               Statements (in Statement of Additional
                                               Information)





                  FFTW FUNDS, INC.

   200 Park Avenue, 46th Floor, New York, New York
                10166 (212) 681-3000


                   Distributed by:
           AMT Capital Securities, L.L.C.
                  600 Fifth Avenue
                 New York, NY 10020
                   (212) 332-5211


 ==================================================================
                     U.S. PORTFOLIOS
 ==================================================================


                 September 10, 1998

FFTW Funds, Inc. is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. The Fund currently consists of twenty-one separate Portfolios. This Prospectus pertains to the eleven Portfolios labeled "the U.S. Portfolios." Each Portfolio is actively managed and, with the exception of the High Yield, Mortgage LIBOR, Mortgage Total Return, Asset-Backed, Enhanced Index and U.S. Corporate Portfolios, primarily invests in high quality debt securities (rating of AA or better). The minimum initial investment in any Portfolio is $100,000; subsequent investments or redemptions may be of any amount. There is no sales charge for purchasing shares. Investors in Equity Alpha Portfolio must be qualified eligible participants as defined in Commodities Futures Trading Commission Rule 4.7.

The   eleven    Portfolios    comprising   the   U.S.
Portfolios are:

    Money Market          Mortgage Total Return          U.S. Treasury
    Mortgage LIBOR        Asset-Backed                   U.S. Corporate
    U.S. Short-Term       High Yield                     Broad Market
    Limited Duration      Equity Alpha

No assurance can be given that a Portfolio's investment objectives will be achieved. Investments in the Money Market, U.S. Short-Term, U.S Treasury, and U.S. Corporate Portfolios are neither guaranteed nor insured by the United States Government. There is also no assurance that the Money Market Portfolio will maintain a stable net asset value of $1.00 per share.

This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. A statement containing additional information about the Fund, dated September 10, 1998, has been filed with the Securities and Exchange and can be obtained without charge by calling or writing AMT Capital Securities, L.L.C. at the telephone numbers or address stated above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION IN CONNECTION WITH THE EQUITY ALPHA PORTFOLIO WHOSE PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PARTICIPANTS, AN OFFERING MEMORANDUM FOR THIS PORTFOLIO IS NOT REQUIRED TO BE, AND HAS NOT BEEN, FILED WITH THE COMMISSION. THE COMMODITY FUTURES TRADING COMMISSION DOES NOT PASS UPON THE MERITS OF PARTICIPATING IN A PORTFOLIO OR UPON THE ADEQUACY OR ACCURACY OF AN OFFERING MEMORANDUM.
CONSEQUENTLY, THE COMMODITY FUTURES TRADING COMMISSION HAS NOT REVIEWED OR APPROVED THIS OFFERING OR ANY OFFERING MEMORANDUM FOR THE EQUITY ALPHA PORTFOLIO.

THESE   SECURITIES   HAVE   NOT  BEEN   APPROVED   OR
DISAPPROVED    BY   THE   SECURITIES   AND   EXCHANGE
COMMISSION,  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION  PASSED  UPON THE  ACCURACY OR ADEQUACY OF
THIS   PROSPECTUS.    ANY   REPRESENTATION   TO   THE
CONTRARY IS A CRIMINAL OFFENSE.







                                                                                    CONTENTS



                                                                                      Page
    The Fund                                                                             2
    Summary of Investment Objectives and Descriptions                                    2
    General Risks Associated with the Fund's Investment Policies and Investment
    Techniques                                                                           3
    Shareholder Transaction Expenses for Each Portfolio                                  3
    Portfolio Profiles and Financial Highlights                                          4
         Money Market Portfolio                                                          5
         Mortgage LIBOR Portfolio                                                        7
         U.S. Short-Term Portfolio                                                       9
         Limited Duration Portfolio                                                     11
         Mortgage Total Return Portfolio                                                13
         Asset-Backed Portfolio                                                         15
         High Yield Portfolio                                                           17
         Equity Alpha Portfolio                                                         19
         U.S. Treasury Portfolio                                                        21
         U.S. Corporate Portfolio                                                       23
         Broad Market Portfolio                                                         25
    Investment Information                                                              27
         General Investment Techniques/Strategies and Associated Risks                  27
         General Description of Investments and Associated Risks                        30
         Portfolio Turnover                                                             35
    Shareholder Information                                                             35
         Distribution of Fund Shares                                                    35
         Purchases                                                                      35
         Redemptions                                                                    36
         Determination of Net Asset Value                                               36
         Dividends                                                                      37
         Voting Rights                                                                  37
         Tax Considerations                                                             37
    Fund Management                                                                     38
         Board of Directors                                                             38
         Investment Adviser                                                             38
         Portfolio Managers                                                             39
         Administrator                                                                  39
         Control Person                                                                 39
         Custodian and Accounting Agent                                                 39
         Transfer and Dividend Disbursing Agent                                         40
         Legal Counsel                                                                  40
         Independent Auditors                                                           40
    Shareholder Inquiries                                                               40






                      THE FUND

FFTW Funds, Inc. is a no-load, open-end management investment company organized as a Maryland corporation and registered under the Investment Company Act of 1940. The Fund has been in operation since December 6, 1989 and is designed to provide the professional investment services of the Fund's adviser, Fischer Francis Trees & Watts, Inc. to pension plans, profit sharing plans, employee benefit trusts, endowments, foundations and other high net worth individuals. The Fund is comprised of twenty-one separate Portfolios, each having its own investment objectives. This prospectus contains information regarding the Fund's eleven U.S.
Portfolios.

  SUMMARY OF INVESTMENT OBJECTIVES AND DESCRIPTIONS


      PORTFOLIO NAME                  FUNDAMENTAL INVESTMENT OBJECTIVE                       PORTFOLIO DESCRIPTION*

---------------------------- ---------------------------------------------------- ----------------------------------------------
       Money Market           Seeks to attain maximum current income, liquidity       High-quality money market securities
                                    and maintain a stable net asset value

---------------------------- ---------------------------------------------------- ----------------------------------------------
---------------------------- ---------------------------------------------------- ----------------------------------------------
      Mortgage               LIBOR Seeks to attain a high level of total  return
                             as  Mortgage-related  securities  may be consistent
                             with the preservation of capital  opportunistically
                             hedged for shorter duration

---------------------------- ---------------------------------------------------- ----------------------------------------------
---------------------------- ---------------------------------------------------- ----------------------------------------------
      U.S. Short-Term          Seeks to attain a high level of total return as       High-quality short-term debt securities
                             may be consistent with the preservation of capital

---------------------------- ---------------------------------------------------- ----------------------------------------------
---------------------------- ---------------------------------------------------- ----------------------------------------------
     Limited                 Duration  Seeks to  attain a stable  level of total
                             return  as  High-quality  debt  securities  may  be
                             consistent  with the  preservation  of capital Uses
                             interest rate hedging as a stabilizing
                                                                                                    technique

---------------------------- ---------------------------------------------------- ----------------------------------------------
---------------------------- ---------------------------------------------------- ----------------------------------------------
   Mortgage                  Total  Return Seeks to attain a high level of total
                             return  as   Mortgage-related   securities  may  be
                             consistent  with the  preservation  of capital Uses
                             hedging techniques to manage interest
                                                                                            rate and prepayment risk

---------------------------- ---------------------------------------------------- ----------------------------------------------
       Asset-Backed            Seeks to attain a high level of total return as               Asset-backed securities
                             may be consistent with the preservation of capital     Includes exposure to other sectors of the
                                                                                          debt market opportunistically

---------------------------- ---------------------------------------------------- ----------------------------------------------
---------------------------- ---------------------------------------------------- ----------------------------------------------
        High Yield             Seeks to attain a high level of total return as        Primarily invests in high yield debt
                             may be consistent with the preservation of capital                    securities

---------------------------- ---------------------------------------------------- ----------------------------------------------
---------------------------- ---------------------------------------------------- ----------------------------------------------
       Equity                Alpha Seeks to attain a high level of total  return
                             as Short duration  fixed-income  securities and may
                             be consistent with the  preservation of capital S&P
                             500 Index futures contracts for hedged
                                                                                               equity-like returns

---------------------------- ---------------------------------------------------- ----------------------------------------------
---------------------------- ---------------------------------------------------- ----------------------------------------------
       U.S. Treasury           Seeks to attain a high level of total return as              Securities issued by the
                             may be consistent with the preservation of capital             U.S. Treasury Department
                                      and to avoid credit quality risks

---------------------------- ---------------------------------------------------- ----------------------------------------------
---------------------------- ---------------------------------------------------- ----------------------------------------------
      U.S. Corporate           Seeks to attain a high level of total return as        Primarily U.S. corporate obligations
                             may be consistent with the preservation of capital      Includes limited exposure to other debt
                                                                                                   securities

---------------------------- ---------------------------------------------------- ----------------------------------------------
       Broad                 Market Seeks to attain a high level of total return
                             as  High-quality  fixed-income  securities  may  be
                             consistent   with  the   preservation   of  capital
                             reflective of the broad spectrum of the U.S.
                                                                                                   bond market

---------------------------- ---------------------------------------------------- ----------------------------------------------
* See Portfolio Summaries for more complete information







                    GENERAL RISKS ASSOCIATED WITH THE FUND'S INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

Banking industry risk: Investing in bank obligations will expose an investor to risks associated with the banking industry such as interest rate and credit risks.

Correlation risk:          A Portfolio  may  experience  changes in value
                           between the securities held and the value of a particular derivative instrument.

Credit                     risk:  The  risk  that  a  security   issuer  or  the
                           counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency                   risk: Fluctuations in exchange rates between the U.S.
                           dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a Portfolio to any one currency may be different from that of its total assets denominated in such currency.

Hedging risk: Hedging is commonly used as a buffer against a perceived investment risk. While it can reduce or eliminate losses, it can also reduce or eliminate gains should the hedged investment increase in value.

Interest                   rate risk:  Portfolio  may be  influenced by interest
                           rate   changes   that   generally   have  an  inverse
                           relationship to corresponding market values.

Leverage risk: Derivatives may include elements of leverage that can cause greater fluctuations in a Portfolio's net asset value.

Liquidity risk:            Certain  securities  may be difficult or  impossible
                           to sell at the time and the price that the seller would like.

Market risk: The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

Non-diversification        A  Portfolio  is  diversified  when it  spreads
                           investment  risk by  placing  assets in several
risk:                      investment  categories.  A non-diversified Portfolio
                           concentrates its assets in a less diverse
                           spectrum  of  securities.   Non-diversification   can
                           intensify   risk  should  a   particular   investment
                           category suffer from adverse market conditions.

Prepayment                 risk:   Investments  in  mortgage-backed   and  other
                           asset-backed securities carry risks of faster or slower than expected prepayment of principal, which affects the duration and return of the security.


                         SHAREHOLDER TRANSACTION EXPENSES FOR EACH PORTFOLIO

The following illustrates shareholder transaction expenses that a shareholder in each Portfolio can expect to incur. Annual Fund Operating Expenses and Hypothetical Expenses per $1,000 Investment for each Portfolio can be found in each Portfolio's Profile.

      No Sales Load Imposed on Reinvested Dividends
      No Sales Load Imposed on Purchases
      No Deferred Sales Load
      No Redemption Fees
      No Exchange Fees




     PORTFOLIO SUMMARY AND FINANCIAL HIGHLIGHTS

The following section summarizes the most important information on each of the Portfolios. Please review the remainder of the Prospectus and the Statement of Additional Information for more
Portfolio information.

The financial information contained in the Financial Highlights section is provided to assist investors in understanding the various costs and expenses that an investor will incur, either directly or indirectly, as a shareholder in the Fund. All costs and expenses are calculated as a percentage of average daily net assets. These are the only fund related expenses that an investor will bear.

The financial information contained in the Portfolio Summaries has been audited by Ernst & Young, LLP (unless otherwise indicated) in conjunction with the Fund's financial statements. The audited financial statements for the year ended December 31, 1997 are incorporated by reference in the Statement of Additional Information. The financial information should be read in conjunction with the financial statements.




                          KEY TO PORTFOLIO SUMMARY TERMS

1.   Fundamental Investment Objective - Presents the Portfolio's fundamental       8. Minimum Quality Rating - Presents the minimum
     purpose. A Portfolio's  fundamental investment objective cannot be altered       quality investment  standards  for individual
     without a shareholder vote.                                                      investments  as  well as the Portfolio's
                                                                                      average quality.


                                                                                   9. Average   Weighted   Duration  -  Describes
                                                                                      the  U.S. dollar-weighted average Portfolio
2.   Portfolio   Description  -  Presents  the  Portfolio's                           duration.
     primary investment vehicles and strategies.
                                                                                   10.Supplemental  Information  - Some  Portfolios
3.   Performance  Objective - Presents the  Portfolio's                               possess unique  characteristics
     benchmark,  a  measurement  standard  of investment success.                     such  as  tax  implications--this section
                                                                                      highlights such  characteristics.



                                                                                   11. Hypothetical  Shareholder  Expenses  - The
4.   Investment Policies and Significant  Restrictions -                               purpose  of this table is to assist
     Presents the Portfolio's  primary investment                                      the investor in understanding
     policies and investment restrictions.                                             the  various  expenses  that  an  investor
                                                                                       in  a  Portfolio will bear, directly or
                                                                                       indirectly. These examples
                                                                                       should  not be  considered  a representation
                                                                                       of future expenses or performance.
5.   Risks - In general terms, presents the most common                                Actual operating  expenses may be greater or
      risks the Portfolio may encounter  based on                                      lesser than those shown.
     the types of investments it may engage.

                                                                                    12.   Financial  Highlights - This table
6.    Allowable  Investment  Techniques - In general  terms,                              presents a breakdown of each Portfolio's
     presents the most common investment  strategies,  which                              financial information.
     the Portfolio may employ.

                                                                                    13.   Valuation  -  Presents  information  on
                                                                                          how the Money Market Portfolio is valued.
7.   Allowable Investments - In general terms, presents the investments in which the Portfolio will engage.







                                                    MONEY MARKET PORTFOLIO

Fundamental                    To provide the maximum current income that is consistent with the preservation of capital.
Investment Objective:

------------------------------ --------------------------------------------------------------------------------------------------
Portfolio                      Description:  The Money Market Portfolio  invests
                               primarily  in  high-quality  (AA,  Aa or  better)
                               money   market    securities    that   meet   the
                               requirements  of  Rule  2a-7  of  the  Investment
                               Company Act of 1940.

------------------------------ --------------------------------------------------------------------------------------------------
Performance Objective:         To outperform IBC's Money Fund Report Averages (TM)  - All Taxable.

------------------------------ --------------------------------------------------------------------------------------------------
Investment Policies and        The Money Market  Portfolio  invests  only in U.S.  dollar-denominated  money market  securities,
Significant Restrictions:      eligible under Rule 2a-7 of the  Investment  Company Act of 1940. The Portfolio may not invest in futures or options, nor may it engage in short sales transactions.

------------------------------ --------------------------------------------------------------------------------------------------




Risks:                               Banking industry risk              Liquidity risk                Prepayment risk
                                     Interest rate risk                 Market risk

------------------------------ --------------------------------------------------------------------------------------------------
Allowable Investment                 Duration management (see p.27)
Strategies:

------------------------------ ---------------------------------- ----------------------------- ---------------------------------
Allowable Investments:               Asset-Backed Securities            Mortgage-Backed               Repurchase and Reverse
                                     Bank Obligations                  Securities                    Repurchase Agreements
                                     Corporate Debt Instruments         Illiquid Securities           U.S. Government and
                                                                        Municipal Instruments        Agency Securities

------------------------------ ---------------------------------- ----------------------------- ---------------------------------
------------------------------ --------------------------------------------------------------------------------------------------


                                                  <


Average Weighted Maturity:           Portfolio will have an average weighted maturity of not longer than 90 days.
                                     Individual securities may not have effective maturities longer than 397 days.
                                     Obligations  subject to  repurchase  agreements  and certain  variable  and  floating  rate obligations may bear longer final maturities.

------------------------------ --------------------------------------------------------------------------------------------------
Valuation:                     Money Market  Portfolio  investments  are valued based on the amortized cost valuation  technique described under Rule 2a-7 of the Investment Company Act of 1940.

------------------------------ --------------------------------------------------------------------------------------------------
Note:                          The Money  Market  Portfolio  began  operations  as a Portfolio  of FFTW Funds,  Inc.  (the "FFTW
                               Portfolio) on April 29, 1997.  Previously,  the Portfolio  operated as the Money Market Portfolio of AMT Capital Fund, Inc. (the "AMT Capital  Portfolio") which was sub-advised by Fischer Francis
                               Trees  &  Watts,  Inc.   Shareholders  of  this  AMT  Capital   Portfolio   approved  a  tax-free
                               reorganization into the FFTW Portfolio on April 28, 1997.


------------------------------ --------------------------------------------------------------------------------------------------
Hypothetical Expenses Per             1 Year                 3 Years                  5 Years                  10 Years
                                      ------                 -------                  -------                  --------
$1,000 Investment, Assuming             $ 3                    $ 8                      $ 14                     $ 32
A 5% Annual Return:









                         MONEY MARKET PORTFOLIO OPERATING EXPENSES:

                                       Advisory fees: 0.0%
                            Total fund operating expenses: 0.25%

   Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee in the event the Portfolio operates below its expense ratio. This fee is capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The Investment Adviser and the Administrator have agreed voluntarily to cap the total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser and the Administrator will not attempt to recover prior period reimbursements should expenses fall below the cap.



===============================================================================================================================
                                       MONEY MARKET PORTFOLIO FINANCIAL HIGHLIGHTS
                                      (IN U.S. DOLLARS EXCEPT WHERE OTHERWISE INDICATED)

===============================================================================================================================
   FOR A SHARE OUTSTANDING THROUGHOUT THE     1/1/98 to    Year Ended    Year Ended    Year Ended    Year Ended   11/1/93* to
                   PERIOD                     6/30/98       12/31/97      12/31/96      12/31/95      12/31/94      12/31/93
                                                 (u)
--------------------------------------------- ----------- -------------- ------------ ------------- ------------- =============
Net asset value at beginning of period        1.00          1.00           1.00         1.00         1.00         1.00
--------------------------------------------- ----------- -------------- ------------ ------------- ------------- =============
Net investment income                         0.03          0.05           0.05         0.06         0.04         0.00**
Net realized gains or (losses) on             ---           ---            0.00**       0.00**       0.00 **      ---
investments
============================================= ----------- -------------- ------------ ------------- ------------- =============
Total from investment operations              0.03          0.05           0.05         0.06         0.04         0.00**
============================================= ----------- -------------- ------------ ------------- ------------- =============
Distributions from net investment income      0.03          0.05           0.05         0.06         0.04         0.00**
Distributions from net realized gain on       ---           ---            0.00**       ---          ---          ---
investments
Distributions in excess of net investment     ---           ---            ---          ---          0.00**       ---
income
--------------------------------------------- ----------- -------------- ------------ ------------- ------------- =============
Total distributions                           0.03          0.05           0.05         0.06         0.04         0.00 **
============================================= ----------- -------------- ------------ ------------- ------------- =============
Net asset value at end of period              1.00          1.00           1.00         1.00         1.00         1.00
--------------------------------------------- ----------- -------------- ------------ ------------- ------------- =============
Total return on investment                    2.71 (c)      5.46%          5.18%        5.74%        4.13%        0.44% (c)
--------------------------------------------- ----------- -------------- ------------ ------------- ------------- =============
Net assets at end of period in 000's          26,032        26,152         25,047       25,870       22,006       2,336
Ratio of operating expenses to average net    0.25% (b)     0.30%          0.40%        0.40%        0.40%        0.40% (b)
assets  (a)
Ratio of net investment income to average     5.39% (b)     5.33%          5.05%        5.58%        4.16%        2.67% (b)
net assets
Decrease in above expense ratios due to       0.15% (b)     0.16%          0.30%        0.37%        0.64%        25.54% (b)
waiver of investment advisory and
administration fees and reimbursement of
other expenses
============================================= =========== -------------- ============ ------------- ============= =============

   (a) Net of wavers and  reimbursements  (b)  Annualized (c) Not annualized (u)
   Unaudited * Commencement of operations ** Rounds to less than $0.01






                                   MORTGAGE LIBOR PORTFOLIO

     Investment Objective:     To obtain a high level of total return,as may be
                               consistent with the preservation of capital.

     ------------------------- ------------------------------------------------
     ------------------------- ------------------------------------------------
     Portfolio                 Description: The Mortgage LIBOR Portfolio invests
                               primarily  in  mortgage,   mortgage-related   and
                               asset-backed  securities.  The Portfolio actively
                               utilizes   hedging   and   duration    management
                               techniques opportunistically to, as consistently as possible, outperform an actively managed cash portfolio.

     ------------------------- ------------------------------------------------
     ------------------------- ------------------------------------------------
     Performance Objective:    To outperform the three month U.S. Dollar LIBOR
                               rate, per the British Bankers Association.

     ------------------------- ------------------------------------------------
     ------------------------- ------------------------------------------------
     Investment Policies and   As a fundamental  policy,  the Mortgage LIBOR
     Significant Restrictions: Portfolio seeks to outperform the LIBOR rate (see below).  At least  65% of the  Portfolio's
                               assets  must be  invested  in  mortgage-backed
                               U.S. Dollar-denominated  securities.  The
                               Portfolio may not invest more than 5% of its net
                               assets in
                               futures margins and/or premiums on options unless
                               it is being used for bona fide hedging  purposes.
                               For  temporary  defensive  purposes,  100% of the
                               Portfolio's  total  assets  may  be  invested  in
                               short-term  U.S.   Government   securities.   The
                               Portfolio is non-diversified.

     ------------------------- -------------------------------------------------------------------------------------------------
     ------------------------- ------------------------------- ------------------------------- ---------------------------------
     Risks:                          Banking industry risk           Hedging risk                    Liquidity risk
                                     Correlation risk                Interest rate risk              Market risk
                                     Credit risk                     Leverage risk                   Non-diversification risk
                                                                                                     Prepayment risk

     ------------------------- ------------------------------- ------------------------------- ---------------------------------
     ------------------------- ------------------------------- ------------------------------- ---------------------------------
     Allowable Investment            Dollar Roll Transactions        Short Sale Transactions         When Issued and Forward
     Techniques:                     Duration Management             TBA Transactions               Commitment Securities
                                     Hedging

     ------------------------- ------------------------------- ------------------------------- ---------------------------------
     ------------------------- ------------------------------- ------------------------------- ---------------------------------
     Allowable Investments:          Asset-Backed Securities         Inflation-Indexed               Stripped Instruments
                                     Bank Obligations               Securities                       Total Return Swaps
                                     Corporate Debt                  Mortgage-Backed                 U.S. Government and
                                    Instruments                     Securities                      Agency Securities
                                     Illiquid Securities             Repurchase and Reverse          Zero Coupon Securities
                                                                    Repurchase Agreements



     ------------------------- ------------------------------- ------------------------------- ---------------------------------
     ------------------------- -------- ------------ --------------- ---------------- -------------- ---------------------------
     Minimum Quality Rating:                              S&P            Moody's        Thompson              Average
                                S&P:     Moody's:    (Short-Term):    (Short-Term):    Bankwatch:        Portfolio Quality:
                                BBB-       Baa3           A-2              P-2              B                 AA (Aa)
     ------------------------- -------- ------------ --------------- ---------------- -------------- ---------------------------
     ------------------------- -------------------------------------------------------------------------------------------------



     Average Weighted          The  average  U.S.  Dollar-weighted  duration
     Duration:                 will not exceed plus or minus one year around the
                               duration of the three-month U.S. Dollar LIBOR rate.

     ------------------------- -------------------------------------------------
     ------------------------- ------------------------------------------------
     Note: The term "LIBOR" is an acronym for London Inter Bank Offered Rate. The LIBOR rate is the rate that most creditworthy international banks dealing in Eurodollars charge each other for large loans. The LIBOR rate also is used as the base for other large Eurodollar loans to less creditworthy corporations and governments.

     ------------------------- -------------------------------------------------
     ------------------------- --------------------- -------------------- ------
     Hypothetical Expenses            1 Year               3 Years
     Per $1,000 Investment,            $ 5                  $ 14
     Assuming A 5% Annual
     Return:




             THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY






                        MORTGAGE LIBOR PORTFOLIO OPERATING EXPENSES

                                   Advisory fees: 0.30%
                            Total fund operating expenses: 0.45%

   Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. "Total fund operating expenses" is based on estimated expenses for the current fiscal year.






                                                    U.S. SHORT-TERM PORTFOLIO


    Fundamental Investment      To attain a high level of total return,  as may be consistent  with the  preservation  of capital
    Objective:                  and to maintain liquidity.

    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- --------------------------------------------------------------------------------------------------
    Portfolio Description:      The U.S.  Short-Term  Portfolio invests  primarily in high-quality (AA, Aa or better)  short-term debt securities.

    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- --------------------------------------------------------------------------------------------------
    Performance Objective:      To out perform IBC's Money Fund Report Averages(TM) - All Taxable.

    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- --------------------------------------------------------------------------------------------------
    Investment Policies and     At least 65% of the U.S.  Short-Term's
    Investment Restrictions:    Portfolio's total assets must be invested in
                                high-quality U.S. Dollar  denominated
                                securities.  Up to 35% of the Portfolio's  total
                                assets may be invested
                                in non-U.S.  Dollar denominated debt securities.
                                No more than 5% of the Portfolio's  total assets
                                may be  invested  in the  securities  of any one
                                issuer (other than the U.S.  Government  and its
                                agencies).  The  Portfolio  may not invest  more
                                than 5% of its net  assets  in  futures  margins
                                and/or  premiums  on options  unless it is being
                                used for bona fide hedging  purposes.  Portfolio
                                may not  enter  into  repurchase  agreements  or
                                reverse repurchase agreements if it would result
                                in more than 25% of the Portfolio's assets being
                                subject to repurchase  agreements and/or reverse
                                repurchase agreements.  Portfolio may not engage
                                in short sale  transactions.  The  Portfolio  is
                                "diversified"  under the Investment  Company Act
                                of 1940.



    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    Risks:                            Banking industry risk          Hedging risk                       Liquidity risk
                                      Correlation risk               Interest rate risk                 Market risk
                                      Credit risk                    Leverage risk                      Prepayment risk
                                      Currency risk

    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    Allowable Investment              Dollar Roll                    Hedging                            When Issued and Forward
    Techniques:                      Transactions                    TBA Transactions                  Commitment Securities
                                      Duration Management

    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    Allowable Investments:            Asset-Backed Securities        Indexed Notes, Currency            Municipal Instruments
                                      Bank Obligations              Exchange Related Securities         Repurchase and Reverse
                                      Brady Bonds                   and Similar Securities             Repurchase Agreements
                                      Convertibles Securities        Inflation Indexed                  Stripped Instruments
                                      Corporate Debt                Securities                          U.S. Government and
                                     Instruments                     Mortgage-Backed Securities        Agency Securities
                                      Foreign Instruments            Multi-National Currency            Warrants
                                                                    Unit Securities or More             Zero Coupon Bonds
                                                                    Than One Currency
                                  Denomination



    --------------------------- ------------------------------ ---------------------------------- --------------------------------
    --------------------------- -------- ------------- ----------------- ----------------- ---------------- ----------------------
    Minimum Quality Rating:                                  S&P             Moody's          Thompson       Average Portfolio
                                 S&P:      Moody's:     (Short-Term):     (Short-Term):      Bankwatch:            Quality
                                 BBB-        Baa3            A-2               P-2                B                AA (Aa)



    --------------------------- -------- ------------- ----------------- ----------------- ---------------- ----------------------
    --------------------------- --------------------------------------------------------------------------------------------------
    Average Weighted Duration:        The average U.S. Dollar-weighted duration generally is shorter than one year.
                                      Except for temporary defensive purposes the Portfolio will not have a U.S.  Dollar-weighted average duration exceeding three years.

    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- --------------------------------------------------------------------------------------------------
    Note:                             U.S. Short-Term shares are not guaranteed by the U.S. Government.
                                      U.S.  Short-Term is not a "money market fund" and may engage in  investments  not permitted by money market funds under applicable regulations.

    --------------------------- --------------------------------------------------------------------------------------------------
    --------------------------- ----------------------- ----------------------- ------------------------ -------------------------
    Hypothetical Expenses Per           1 Year                 3 Years                  5 Years                  10 Years
                                        ------                 -------                  -------                  --------
    $1,000 Investment,                   $ 3                     $ 8                     $ 15                      $ 33
    Assuming A 5% Annual
    Return:


U.S. SHORT-TERM PORTFOLIO OPERATING EXPENSES
                                 Advisory fees: 0.15%
                          Total fund operating expenses: 0.26%

  Under an Administration Agreement dated May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the Portfolio's expense ratios. Under the Investment Advisory agreement, the Portfolio's total operating expenses (exclusive of interest expense) are capped at 0.40% (on an annualized basis) of the average daily net assets. All operating expenses exceeding the cap will be paid by the Investment Adviser. The Investment Adviser has agreed voluntarily to lower the advisory fee to 0.15% from 0.30% (on an annualized basis) and cap total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis). The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.



=================================================================================================================================
                                         U.S. SHORT-TERM PORTFOLIO FINANCIAL HIGHLIGHTS
                                       (IN U.S. DOLLARS EXCEPT WHERE OTHERWISE INDICATED)

=================================================================================================================================
  FOR A SHARE OUTSTANDING    1/198 to   Year      Year      Year     Year      Year      Year      Three       Year     12/6/89*
   THROUGHOUT THE PERIOD     6/30/98    Ended     Ended     Ended    Ended     Ended     Ended     Months      Ended    to
                                (u)     12/31/97  12/31/96  12/31/95 12/31/94  12/31/93  12/31/92  Ended 1991  9/30/91  9/30/90
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Net asset value at           9.77       9.85      9.88      9.89     9.98      10.00     10.00     10.00       10.00    10.00
beginning of period
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Net investment income        0.28       0.57      0.55      0.56     0.44      0.32      0.34      0.12        0.63     0.62
Net realized gains or        (0.01)     (0.08)    (0.03)    (0.01)   (0.08)    (0.03)    0.01      0.02        0.06     0.04
(losses) on investments
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Total from investment        0.27       0.49      0.52      0.55     0.36      0.29      0.35      0.14        0.69     0.66
operations
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Distributions from net       0.28       0.57      0.55      0.56     0.45      0.31      0.34      0.12        0.63     0.62
investment income
Distributions in excess of   ---        ---       ---       0.00**   0.00**    ---       0.01      0.02        0.06     0.04
net investment income
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Total distributions          0.28       0.57      0.55      0.56     0.45      0.31      0.35      0.14        0.69     0.66
============================ ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Net asset value at end of    $9.76      9.77      9.85      9.88     9.89      9.98      10.00     10.00       10.00    10.00
period
---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Total return on investment   2.77% (c)  5.09%     5.45%     5.71%    3.71%     2.88%     3.45%     5.67% (b)   7.11%    8.31%(b)

---------------------------- ---------- --------- --------- -------- --------- --------- --------- ----------- -------- =========
Net assets at end of         448,662    486,906   355,257   457,425  290,695   417,728   682,513   365,311     269,115  111,957
period in 000's
Ratio of operating           0.25% (b)  0.25%     0.27%     0.40%    0.40%     0.40%     0.40%     0.40% (b)   0.40%    0.50%(b)
expenses to average net
assets, exclusive of
interest expense
Ratio of operating           0.25% (b)  0.26%     0.40%     0.51%    0.43%     0.48%     0.43%     0.40% (b)   0.43%    0.50%(b)
expenses to average net
assets, inclusive of
interest expense
Ratio of net investment      5.70% (b)  5.78%     5.62%     5.64%    4.14%     3.28%     3.37%     4.67% (b)   5.99%    8.23%(b)
income to average net
assets (a)
Decrease in above expense    0.19% (b)  0.18%     0.05%     0.07%    0.08%     0.03%     ---       0.03% (b)   0.11%    0.86% (b)
ratios due to waiver of
investment advisory fees
============================ ========== --------- --------- ======== ========= ========= ========= =========== ======== =========

  (a) Net of waivers and reimbursements (b) Annualized (u) Unaudited * Commencement of operations ** Rounds to less than $0.01










                                                  LIMITED DURATION PORTFOLIO

    Fundamental Investment      To maintain a stable  level of total  return,  as may be  consistent  with the  preservation  of
    Objective:                  capital.

    --------------------------- -------------------------------------------------------------------------------------------------
    --------------------------- -------------------------------------------------------------------------------------------------
    Portfolio Description:      The Limited Duration  Portfolio  invests  primarily in high-quality debt securities (AA or Aa or better), using interest rate hedging as a stabilizing technique.

    --------------------------- -------------------------------------------------------------------------------------------------
    --------------------------- -------------------------------------------------------------------------------------------------
    Performance Objective:      To outperform the Merrill Lynch 1-2.99 Year Treasury Index.

    --------------------------- -------------------------------------------------------------------------------------------------
    --------------------------- -------------------------------------------------------------------------------------------------
    Investment Policies and     At least 65% of Limited Duration  Portfolio's total assets must be invested in high-quality U.S.
    Significant Restrictions:   Dollar  denominated  securities.  Up to 35% of the  Portfolio's  total assets may be invested in
                                non-U.S.  Dollar  denominated  securities.   The
                                Portfolio may not invest more than 5% of its net
                                assets in futures  margins  and/or  premiums  on
                                options  unless  it is being  used for bona fide
                                hedging  purposes.  The Portfolio may not engage
                                in short sale  transactions.  The  Portfolio  is
                                non-diversified.



    --------------------------- -------------------------------------------------------------------------------------------------
    --------------------------- ----------------------------- ---------------------------------- --------------------------------
    Risks:                            Banking industry risk         Hedging risk                       Liquidity risk
                                      Correlation risk              Interest rate risk                 Market risk
                                      Credit risk                   Leverage risk                      Non-diversification risk
                                      Currency risk                                                    Prepayment risk

    --------------------------- ----------------------------- ---------------------------------- --------------------------------
    --------------------------- ----------------------------- ---------------------------------- --------------------------------
    Allowable Investment              Dollar Roll                   Hedging                            When Issued and Forward
    Techniques:                      Transactions                   TBA Transactions                  Commitment Securities
                                      Duration Management

    --------------------------- ----------------------------- ---------------------------------- --------------------------------
    --------------------------- ----------------------------- ---------------------------------- --------------------------------
    Allowable Investments:            Asset-Backed                  Indexed Notes, Currency            Municipal Instruments
                                     Securities                    Exchange Related Securities         Repurchase and Reverse
                                      Bank Obligations             and Similar Securities             Repurchase Agreements
                                      Brady Bonds                   Inflation Indexed                  Stripped Instruments
                                      Convertible Securities       Securities                          U.S. Government and
                                      Corporate Debt                Mortgage-Backed Securities        Agency Securities
                                     Instruments                    Multi-National Currency            Warrants
                                      Foreign Instruments          Unit Securities or More             Zero Coupon Bonds
                                      Illiquid Securities          Than One Currency
                                     Denomination



    --------------------------- ----------------------------- ---------------------------------- --------------------------------
    --------------------------- --------- ------------ ---------------- ---------------- --------------- ------------------------
    Minimum Quality Rating:                                  S&P            Moody's         Thompson       Average Portfolio
                                  S&P:     Moody's:     (Short-Term):    (Short-Term):     Bankwatch:           Quality:
                                  BBB-       Baa3            A-2              P-2              B                 AA (Aa)



    --------------------------- --------- ------------ ---------------- ---------------- --------------- ------------------------
    --------------------------- -------------------------------------------------------------------------------------------------
    Average Weighted Duration:        The average U.S. Dollar-weighted duration is generally shorter than three years.
                                      The average U.S.  Dollar-weighted  duration will not exceed plus or minus one year, around the average duration of the Merrill Lynch 1-2.99 Year Treasury Index.

    --------------------------- -------------------------------------------------------------------------------------------------
    --------------------------- -------------------------------------------------------------------------------------------------
    Note:                             Limited Duration is a suitable  investment option for defined  contribution and retirement plans.
                                      Limited   Duration   is   managed  by  the
                                     Investment  Adviser in a manner designed to
                                     produce  returns  similar  to  those  of  a
                                     guaranteed   investment  contract  ("GIC").
                                     Unlike  a  GIC,  Limited  Duration  is  not
                                     guaranteed by an insurer.




    --------------------------- -------------------------------------------------------------------------------------------------
    --------------------------- ---------------------- ----------------------- ----------------------- --------------------------
    Hypothetical Past                  1 Year                 3 Years                 5 Years                  10 Years
                                       ------                 -------                 -------                  --------
    Expenses Per $1,000                  $ 6                    $ 19                    $ 33                     $ 75
    Investment, Assuming A 5%
    Annual Return:






                       LIMITED DURATION PORTFOLIO OPERATING EXPENSES

                                 Advisory fees: 0.15%
                         Total fund operating expenses: 0.60%

   Under an Administration Agreement dated May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios or one or more Portfolios. The Investment Adviser has voluntarily agreed to lower the advisory fee to 0.15% from 0.35% (on an annualized basis) and cap total operating expenses (exclusive of interest expense) at 0.30% (on an annualized basis). The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.


    ===========================================================================================================================
                                         LIMITED DURATION PORTFOLIO FINANCIAL HIGHLIGHTS
                                           (IN U.S. DOLLARS UNLESS OTHERWISE INDICATED)

    ===========================================================================================================================
     FOR A SHARE OUTSTANDING THROUGHOUT THE     1/198 to    Year Ended    Year Ended    Year Ended   Year Ended   7/26/93* to
                     PERIOD                    6/30/98 (u)   12/31/97      12/31/96      12/31/95     12/31/94      12/31/93
    ------------------------------------------ ------------ ------------ ------------- ------------- ------------ =============
    Net asset value at beginning of period      9.93         9.93         10.00        9.55          9.95         10.00
    ------------------------------------------ ------------ ------------ ------------- ------------- ------------ =============
    Net investment income                       0.28         0.62         0.55         0.60          0.43         0.14
    Net realized gains or (losses) on           0.02         0.08         (0.04)       0.45          (0.40)       0.05
    investments
    ------------------------------------------ ------------ ------------ ------------- ------------- ------------ =============
    Total investment income                     0.30         0.70         0.51         1.05          0.03         0.19
    ------------------------------------------ ------------ ------------ ------------- ------------- ------------ =============
    Distributions from net investment income    0.28         0.62         0.55         0.60          0.43         0.14
    Distributions in excess of net              ---          ---          0.00**       ---           ---          ---
    investment income
    Distributions from net realized gain on     ---          0.08         0.03         ---           ---          0.03
    investments
    Distributions in excess of net realized     ---          ---          ---          ---           ---          0.07
    gain on investments and financial
    futures contracts
    ------------------------------------------ ------------ ------------ ------------- ------------- ------------ =============
    Total distributions                         0.28         0.70         0.58         0.60          0.43         0.24
    ------------------------------------------ ------------ ------------ ------------- ------------- ------------ =============
    Net asset value at end of period            9.95         9.93         9.93         10.00         9.55         9.95
    ------------------------------------------ ------------ ------------ ------------- ------------- ------------ =============
    Total return on investment                  3.02% (c)    7.21%        5.29%        11.26%        0.29%        178% (b)
    ------------------------------------------ ------------ ------------ ------------- ------------- ------------ =============
    Net assets at end of period in 000's        54,617       40,029       42,100       5,080         4,338        3,482
    Ratio of operating expenses to average      0.30% (b)    0.30%        0.31%        0.50%         0.50%        0.50% (c)
    net assets, exclusive of interest
    expense (a)
    Ratio of operating expenses to average      0.30% (b)    0.60%        0.49%        1.41%         1.74%        0.50% (b)
    net assets, inclusive of interest
    expense (a)
    Ratio of net investment income to           5.60% (b)    6.10%        5.79%        6.09%         4.43%        3.68% (b)
    average net assets
    Decrease in above expense ratios due to     0.20% (b)    0.31%        0.15%        0.53%         0.57%        1.46% (b)
    waiver of investment advisory fees and
    reimbursements of other expenses
    Portfolio turnover rate                     548%         1,292%       1,387%       1,075%        343%         1,841%
    ========================================== ============ ============ ============= ============= ============ =============

  (a)  Net of waivers and reimbursements
  (b)  Annualized
  (c)  Not annualized
  (u)  Unaudited
  *        Commencement of operations
  **      Rounds to less than $0.01








                                   MORTGAGE TOTAL RETURN PORTFOLIO

     Fundamental    Investment  To attain a high level of total return, as may
     Objective:     be consistent with the preservation of capital.


     -------------------------- -------------------------------------------------------------------------------------------------
     -------------------------- -------------------------------------------------------------------------------------------------
     Portfolio Description:     Primarily invests in mortgage-backed  and  mortgage-related  securities using hedging techniques to manage interest rate and prepayment risk.

     -------------------------- -------------------------------------------------------------------------------------------------
     -------------------------- -------------------------------------------------------------------------------------------------
     Performance Objective:     To outperform the Lehman Mortgage-Backed Securities Index.

     -------------------------- -------------------------------------------------------------------------------------------------
     -------------------------- -------------------------------------------------------------------------------------------------
     Investment Policies and    At  least  65% of  the  Portfolio's  total  assets  must  be  invested  in  mortgage-backed  and
     Significant Restrictions:  asset-backed  securities of U.S. and foreign issuers.  The Portfolio may not invest more than 5%
                                of its net  assets  in  futures  margins  and/or
                                premiums on options  unless it is being used for
                                bona  fide  hedging   purposes.   For  temporary
                                defensive purposes,  the Portfolio may invest up
                                to 100% of its total assets in  short-term  U.S.
                                Government    securities    and   money   market
                                instruments. The Portfolio is non-diversified.



     -------------------------- -------------------------------------------------------------------------------------------------
     -------------------------- ----------------------------- --------------------------------- ---------------------------------
     Risks:                           Banking industry risk         Hedging risk                      Market risk
                                      Correlation risk              Interest rate risk                Non-diversification risk
                                      Credit risk                   Leverage risk                     Prepayment risk
                                                                    Liquidity risk

     -------------------------- ----------------------------- --------------------------------- ---------------------------------
     -------------------------- ----------------------------- --------------------------------- ---------------------------------
     Allowable Investment             Dollar Roll                   Hedging                           TBA Transactions
     Techniques:                     Transactions                   Short Sale Transactions           When Issued and Forward
                                      Duration Management                                            Commitment Securities

     -------------------------- ----------------------------- --------------------------------- ---------------------------------
     -------------------------- ----------------------------- --------------------------------- ---------------------------------
     Allowable Investments:           Asset-Backed                  Indexed Notes                     Stripped Instruments
                                     Securities                     Inflation Indexed                 Total Return Swaps
                                      Bank Obligations             Securities                         U.S. Government and
                                      Corporate Debt                Mortgage-Backed Securities       Agency Securities
                                     Instruments                    Repurchase and Reverse            Zero Coupon Bonds
                                      Illiquid Securities          Repurchase Agreements



     -------------------------- ----------------------------- --------------------------------- ---------------------------------
     -------------------------- --------- ------------ ---------------- --------------- -------------- --------------------------
     Minimum Quality Rating:                                 S&P           Moody's        Thompson        Average Portfolio
                                  S&P:     Moody's:     (Short-Term):   (Short-Term):    Bankwatch:            Quality:
                                  BBB-       Baa3            A-2             P-2              B                 AA (Aa)

     -------------------------- --------- ------------ ---------------- --------------- -------------- --------------------------
     -------------------------- -------------------------------------------------------------------------------------------------
     Average                    The average U.S.  Dollar-weighted  duration  will not exceed plus or minus one year,  around the
     Weighted Duration:         average duration of the Lehman Mortgage-Backed Securities Index.

     -------------------------- -------------------------------------------------------------------------------------------------
     -------------------------- ----------------------- ---------------------- -------------------- -----------------------------
     Hypothetical Expenses              1 Year                 3 Years               5 Years                  10 Years
                                        ------                 -------               -------                  --------
     Per $1,000 Investment,              $ 3                    $ 11                  $ 19                      $ 43
     Assuming A 5% Annual
     Return:




                     MORTGAGE TOTAL RETURN PORTFOLIO OPERATING EXPENSES

                                    Advisory fees: 0.10%
                            Total fund operating expenses: 0.34%

   Under an Administration Agreement dated May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The Investment Adviser has agreed voluntarily to cap the total operating expenses (exclusive of interest expense at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.



     ===========================================================================================================================
                                        MORTGAGE TOTAL RETURN PORTFOLIO FINANCIAL HIGHLIGHTS
                                            (IN U.S. DOLLARS UNLESS OTHERWISE INDICATED)
     ===========================================================================================================================
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                  1/1/98 to      Year Ended       4/29/96* to
                                                                                6/30/98 (u)      12/31/97         12/31/96
     ------------------------------------------------------------------------ ---------------- -------------- ==================
     Net asset value at beginning of period                                   10.30             10.06           10.00
     ------------------------------------------------------------------------ ---------------- -------------- ==================
     Net investment income                                                    0.36              0.68            0.41
     Net realized gains or (losses) on investments                            0.01              0.32            0.23
     ------------------------------------------------------------------------ ---------------- -------------- ==================
     Total investment income                                                  0.37              1.00            0.64
     ------------------------------------------------------------------------ ---------------- -------------- ==================
     Distributions from net investment income                                 0.33              0.63            0.41
     Distributions in excess of net investment income                         ---               0.05            0.06
     Distributions from net realized gain on investments, short sales, and    ---               0.18            0.01
     financial futures and options contracts
     ======================================================================== ---------------- -------------- ==================
     Total distributions                                                      0.33              0.86            0.48
     ======================================================================== ---------------- -------------- ==================
     Net asset value at end of period                                         10.34             10.30           10.16
     ------------------------------------------------------------------------ ---------------- -------------- ==================
     Total return on investment                                               3.63% (c)         10.19%          6.54% (c)
     ------------------------------------------------------------------------ ---------------- -------------- ==================
     Net assets at end of period in 000's                                     955,376           655,271         220,990
     Ratio of operating expenses to average net assets, exclusive of          0.25% (b)         0.38%           0.45% (b)
     interest expense (a)
     Ratio of operating expenses to average net assets, inclusive of          0.25% (b)         0.47%           0.88% (b)
     interest expense (a)
     Ratio of net investment income to average net assets                     6.35% (b)         6.07%           7.61% (b)
     Decrease in above expense ratios due to waiver of investment advisory    0.20% (b)         0.07%           0.10% (b)
     fees and reimbursement of other expenses
     Portfolio turnover rate                                                  463%              3,396%          590%
     ======================================================================== ================ ============== ==================

   (a)  Net of waivers and reimbursements
   (b)  Annualized
   (c)  Not annualized
   (u)   Unaudited
   *     Commencement of operations






                                                ASSET-BACKED PORTFOLIO

     Fundamental Investment To attain a high level of total return, as may be consistent with the preservation of capital.
     Objective:

     -------------------------- ------------------------------------------------------------------------------------------------
     -------------------------- ------------------------------------------------------------------------------------------------
     Portfolio Description:     Primarily invests in asset-backed securities, allowing exposure to other sectors of the debt market opportunistically.

     -------------------------- ------------------------------------------------------------------------------------------------
     -------------------------- ------------------------------------------------------------------------------------------------
     Performance Objective:     To outperform the Lehman Asset-Backed Securities Index.

     -------------------------- ------------------------------------------------------------------------------------------------
     -------------------------- ------------------------------------------------------------------------------------------------
     Investment                 At least 65% of the Asset-Backed  Portfolio's total assets must be invested in  mortgage-backed
     Policies and Significant   and  asset-backed  securities  of the U.S. and foreign  issuers.  The  Portfolio may not invest
     Restrictions:              more than 5% of its net assets in  futures  margins  and/or  premiums  on options  unless it is being used for bona fide hedging  purposes.  For
                                temporary defensive purposes,  the Portfolio may
                                invest  up  to  100%  of  its  total  assets  in
                                short-term U.S. Government  securities and money
                                market    instruments.    The    Portfolio    is
                                non-diversified.



     -------------------------- ------------------------------------------------------------------------------------------------
     -------------------------- ------------------------------ ------------------------------- ---------------------------------
     Risks:                           Banking industry risk          Hedging risk                    Liquidity risk
                                      Correlation risk               Interest rate risk              Market risk
                                      Credit risk                    Leverage risk                   Non-diversification risk
                                                                                                     Prepayment risk

     -------------------------- ------------------------------ ------------------------------- ---------------------------------
     -------------------------- ------------------------------ ------------------------------- ---------------------------------
     Allowable Investment             Dollar Roll                    Hedging                         TBA Transactions
     Techniques:                     Transactions                    Short Sale Transactions         When Issued and Forward
                                      Duration Management                                           Commitment Securities


     -------------------------- ------------------------------ ------------------------------- ---------------------------------
     -------------------------- ------------------------------ ------------------------------- ---------------------------------
     Allowable Investments:           Asset-Backed Securities        Indexed Notes                   Stripped Instruments
                                      Bank Obligations               Inflation Indexed               Total Return Swaps
                                      Convertible Securities        Securities                       U.S. Government and
                                      Corporate Debt                 Mortgage-Backed                Agency Securities
                                     Instruments                    Securities                       Zero Coupon Securities
                                      Illiquid Securities            Repurchase and Reverse
                                                                    Repurchase Agreements



     -------------------------- ------------------------------ ------------------------------- ---------------------------------
     -------------------------- --------- -------------- ----------------- ---------------- -------------- ---------------------
     Minimum Quality Rating:                                   S&P             Moody's        Thompson      Average Portfolio
                                  S&P:      Moody's:      (Short-Term):     (Short-Term):    Bankwatch:          Quality:
                                  BBB-        Baa3             A-2               P-2              B              AA (Aa)

     -------------------------- --------- -------------- ----------------- ---------------- -------------- ---------------------
     -------------------------- ------------------------------------------------------------------------------------------------
     Average                    The average U.S. Dollar-weighted duration will not exceed plus or minus one year, around the
     Weighted Duration:         average duration of the Lehman Asset-Backed Securities Index.

     -------------------------- ------------------------------------------------------------------------------------------------
     -------------------------- -------------------- ----------------------- ----------------------- ---------------------------
     Hypothetical Expenses            1 Year                3 Years
                                      ------                -------
     Per $1,000 Investment,             $ 3                   $ 8
     Assuming A 5% Annual
     Return:




             THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY



                    ASSET-BACKED PORTFOLIO OPERATING EXPENSES
                             Advisory fees: 0.10%
                     Total fund operating expenses: 0.25%

   Under an Administration Agreement dated May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense rations of one or more Portfolios. The Investment Adviser has agreed voluntarily to cap the total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap. "Total fund operating expenses" are based on estimated expenses for the current fiscal year.



                                                     HIGH YIELD PORTFOLIO

Fundamental Investment To attain a high level of total return, as may be consistent with the preservation of capital.
Objective:

---------------------------- ---------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------------------------------------------
Portfolio Description:       Primarily invests in high yield debt securities.

---------------------------- ---------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------------------------------------------
Performance                  To outperform the Salomon Brothers BB+/B Rated Index.
Objective:

---------------------------- ---------------------------------------------------------------------------------------------------
---------------------------- ---------------------------------------------------------------------------------------------------
Investment Policies and      At least 65% of High Yield  Portfolio's  total assets must be invested in high yield securities of
Significant Restrictions:    U.S. and foreign  issuers.  The Portfolio may not invest more than 5% of its net assets in futures margins  and/or  premiums  on options  unless it is
                             being  used for bona  fide  hedging  purposes.  For
                             temporary  defensive  purposes,  the  Portfolio may
                             invest up to 100% of its total assets in short-term
                             U.S.   Government   securities   and  money  market
                             instruments. The Portfolio is non-diversified.



---------------------------- ---------------------------------------------------------------------------------------------------
---------------------------- ---------------------------- ------------------------------------ ---------------------------------
Risks:                             Correlation risk             Hedging risk                         Market risk
                                   Credit risk                  Interest rate risk                   Non-diversification risk
                                   Currency risk                Liquidity risk                       Prepayment risk

---------------------------- ---------------------------- ------------------------------------ ---------------------------------
---------------------------- ---------------------------- ------------------------------------ ---------------------------------
Allowable Investment               Dollar Roll                  Hedging                              When Issued and Forward
Techniques:                       Transactions                  Short Sales Transactions            Commitment Securities
                                   Duration Management          TBA Transactions

---------------------------- ---------------------------- ------------------------------------ ---------------------------------
---------------------------- ---------------------------- ------------------------------------ ---------------------------------
Allowable Investments:             Asset-Backed                 Indexed Notes, Currency              Municipal Instruments
                                  Securities                   Exchange-Related Securities           Repurchase and Reverse
                                   Bank Obligations            and Similar Securities               Repurchase Agreements
                                   Brady Bonds                  Inflation-Indexed Securities         Stripped Instruments
                                   Corporate Debt               Mortgage-Backed Securities           U.S. Government and
                                  Instruments                   Multi-National Currency Unit        Agency Securities
                                   Foreign Instruments         Securities or More Than One           Warrants
                                   Illiquid Securities         Denomination                          Zero Coupon Securities



---------------------------- ---------------------------- ------------------------------------ ---------------------------------
---------------------------- --------- ------------ ---------------- ----------------- -------------- --------------------------
Minimum Quality Rating:                                   S&P            Moody's         Thompson         Average Portfolio
                               S&P:     Moody's:     (Short-Term):    (Short-Term):     Bankwatch:            Quality:


---------------------------- --------- ------------ ---------------- ----------------- -------------- --------------------------
---------------------------- ---------------------------------------------------------------------------------------------------
Average                      The Portfolio's average U.S.  Dollar-weighted duration generally will not exceed one year, plus or
Weighted Duration:           minus the average duration of the Salomon Brothers BB+/B Rated Index.

---------------------------- ---------------------------------------------------------------------------------------------------
---------------------------- ------------------------- ----------------------- ----------------------- -------------------------
Hypothetical Expenses Per             1 Year                  3 Years
                                      ------                  -------
$1,000 Investment,                     $ 6                      $ 18
Assuming A 5% Annual
Return:

THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY

 U.S. HIGH YIELD PORTFOLIO OPERATING EXPENSES

                                  Advisory fees: 0.40%
                        Total fund operating expenses: 0.55%

    Under an Administration Agreement dated May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the Portfolio's expense ratios. "Total fund operating expenses" are based on estimated expenses for the current fiscal year.





                            EQUITY ALPHA PORTFOLIO

Fundamental Investment To attain a high level of total return, as may be consistent with the preservation of capital.
Objective:

----------------------------- -------------------------------------------------
----------------------------- -------------------------------------------------
Portfolio                     Description:  The Equity Alpha  Portfolio  invests
                              primarily   in   short   duration   fixed   income
                              securities and S&P 500 Index futures  contracts to
                              provide,   where  possible,   hedged   equity-like
                              returns.

----------------------------- --------------------------------------------------
----------------------------- --------------------------------------------------
Performance                   To outperform the S&P 500 Index.
Objective:

----------------------------- --------------------------------------------------
----------------------------- --------------------------------------------------
Investment Policies and       For  temporary  defensive  purposes,  Equity  Alpha  Portfolio  may invest up to 100% of its total
Significant Restrictions:     assets in short-term U.S.  Government  securities and money market  instruments.  The Portfolio is non-diversified.



----------------------------- ---------------------------------------------------------------------------------------------------
----------------------------- ----------------------------- ---------------------------------- ----------------------------------
Risks:                              Correlation risk              Futures                            Market risk
                                    Credit risk                   Hedging risk                       Non-diversification risk
                                    Currency risk                 Interest rate risk                 Prepayment risk
                                 Liquidity risk

----------------------------- ----------------------------- ---------------------------------- ----------------------------------
----------------------------- ----------------------------- ---------------------------------- ----------------------------------
Allowable Investment                Dollar Roll                   Financial Futures                  When Issued and Forward
Techniques:                        Transactions                   Hedging                           Commitment Securities
                                    Duration Management           Short Sales Transactions
                                TBA Transactions

----------------------------- ----------------------------- ---------------------------------- ----------------------------------
----------------------------- ----------------------------- ---------------------------------- ----------------------------------
Allowable Investments:              Asset-Backed                  Indexed Notes, Currency            Municipal Instruments
                                   Securities                    Exchange-Related Securities         Repurchase and Reverse
                                    Bank Obligations             and Similar Securities             Repurchase Agreements
                                    Brady Bonds                   Inflation-Indexed                  Stripped Instruments
                                    Corporate Debt               Securities                          U.S. Government and Agency
                                   Instruments                    Mortgage-Backed Securities        Securities
                                    Financial Futures             Multi-National Currency            Warrants
                                   Contracts                     Unit Securities or More             Zero Coupon Securities
                                    Foreign Instruments          Than One Denomination
                                    Illiquid Securities



----------------------------- ----------------------------- ---------------------------------- ----------------------------------
----------------------------- -------- ----------- ---------------- ------------------ ----------------- ------------------------
Minimum Quality Rating:                                  S&P             Moody's           Thompson        Average Portfolio
                               S&P:     Moody's:    (Short-Term):     (Short-Term):       Bankwatch:            Quality:
                               BBB-       Baa3           A-2               P-2                B                  AA (Aa)

----------------------------- -------- ----------- ---------------- ------------------ ----------------- ------------------------
----------------------------- ---------------------------------------------------------------------------------------------------
Average                       The Portfolio's average U.S.  Dollar-weighted duration generally will not exceed one year, plus or
Weighted Duration:            minus the average duration of the S&P 500 Index.

----------------------------- ---------------------------------------------------------------------------------------------------
----------------------------- -------------------------- ------------------------ ------------------- ---------------------------
Hypothetical Expenses Per              1 Year                    3 Years
$1,000 Investment, Assuming              $ 5                      $ 16
A 5% Annual Return:


              THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY






                          S&P INDEX PLUS PORTFOLIO OPERATING EXPENSES

                                     Advisory fees: 0.35%
                              Total fund operating expenses: 0.50%

   Under an Administration Agreement dated May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the Portfolio's expense ratios. "Total fund operating expenses" are based on estimated expenses for the current fiscal year.





                                                   U.S. TREASURY PORTFOLIO

      Fundamental To attain a high level of total return, as may be consistent with the preservation of capital, and Investment Objective: to avoid credit quality risk.

      ---------------------- ----------------------------------------------------------------------------------------------------
      Portfolio              The U.S. Treasury Portfolio invests primarily in securities issued by the U.S. Treasury Department.
      Description:

      ---------------------- ----------------------------------------------------------------------------------------------------
      Performance            To outperform the Lehman Government Index.
      Objective:

      ---------------------- ----------------------------------------------------------------------------------------------------
      Investment Policies    At  least  95%  of  the  U.S.   Treasury   Portfolio's  total  assets  must  be  invested  in  U.S.
      and Significant        Dollar-denominated   obligations   issued  by  the  U.S.   Treasury   and   repurchase   agreements
      Restrictions:          collateralized by such  obligations.  The Portfolio may invest up to 5% of its total assets in high quality (AA, Aa or better) fixed income  securities
                             and  instruments  of the  same  type as  Short-Term
                             Portfolio.  The  Portfolio may not invest more than
                             5% of its net  assets  in  futures  margins  and/or
                             premiums  on  options  unless it is being  used for
                             bona fide hedging  purposes.  The Portfolio may not
                             engage in short sale transactions. The Portfolio is
                             non-diversified.



      ---------------------- ----------------------------------------------------------------------------------------------------
      Risks:                       Hedging risk                Interest rate risk                   Leverage risk
                                                                                                    Market risk

      ---------------------- --------------------------- ------------------------------------ -----------------------------------
      Allowable Investment         Duration Management         Hedging                              When Issued and Forward
      Techniques:                                                                                  Commitment Securities

      ---------------------- --------------------------- ------------------------------------ -----------------------------------
      Allowable                    Asset-Backed                Indexed Notes, Currency              Municipal Instruments
      Investments:                Securities                  Exchange Related Securities           Repurchase and Reverse
                                   Bank Obligations           and Similar Securities               Repurchase Agreements
                                   Brady Bonds                 Inflation Indexed Securities         Stripped Instruments
                                   Convertible                 Mortgage Backed Securities           U.S. Government and Agency
                                  Securities                   Multi-National Currency Unit        Securities
                                   Corporate Debt             Securities or More Than One           Warrants
                                  Instruments                 Currency Denomination                 Zero Coupon Securities
                                   Foreign Instruments



      ---------------------- -------- ------------ --------------- ----------------- --------------- ----------------------------
      Minimum Quality                                   S&P            Moody's          Thompson     Average Portfolio Quality:
      Rating:                 S&P:     Moody's:    (Short-Term):    (Short-Term):      Bankwatch:             AAA (Aaa)
                              BBB-       Baa3           A-1              P-1               B

      ---------------------- -------- ------------ --------------- ----------------- --------------- ----------------------------
      Average                The average U.S.  Dollar-weighted  duration generally will not exceed plus or minus one year of the
      Weighted Duration:     average duration of the Lehman Government Index.

      ---------------------- ----------------------------------------------------------------------------------------------------
      Tax                    Considerations:  Investors  in  most  jurisdictions
                             will be provided  with income exempt from state and
                             local tax.  Consult with a tax adviser to determine
                             if your  state  and local  tax laws  exempt  income
                             derived from U.S. Treasury mutual fund portfolios.

      ---------------------- ---------------------- -------------------- ------------------------- ------------------------------
      Hypothetical                  1 Year                3 Years
                                    ------                -------
      Expenses Per $1,000             $ 5                  $ 14
      Investment, Assuming
      A 5% Annual Return:





                  THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY





                           U.S. TREASURY PORTFOLIO OPERATING EXPENSES

                                         Advisory fees: 0.30%
                               Total fund operating expenses: 0.45%

  Under an Administration Agreement dated May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. "Total fund operating expenses" are based on estimated expenses for the current fiscal year. The Investment Adviser has agreed voluntarily to cap the total operating expenses (exclusive of interest expense) at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements, should expenses fall below the cap.




                        (Remainder of this page intentionally left blank)
                                 U.S. CORPORATE PORTFOLIO



     Fundamental Investment    To attain a high level of total return, as may be consistent with the preservation of capital.
     Objective:

     ------------------------- ------------------------------------------------------------------------------------------------
     Portfolio Description     The U.S. Corporate Portfolio invests primarily in U.S. corporate obligations.

     ------------------------- ------------------------------------------------------------------------------------------------
     Performance Objective:    To outperform the Salomon Brothers Corporate Bond Index.

     ------------------------- ------------------------------------------------------------------------------------------------
     Investment Policies and   The  U.S.  Corporate  Portfolio  must  invest  at  least  65%  of  its  total  assets  in  U.S.
     Significant               Dollar-denominated  corporate  debt  obligations.  The  Portfolio  may  invest up to 35% of its
     Restrictions:             total   assets  in   non-dollar-denominated   corporate   debt   obligations   or  other   U.S.
                               Dollar-denominated    debt    obligations.    The
                               Portfolio  may not invest more than 5% of its net
                               assets in  futures  margins  and/or  premiums  on
                               options  unless  it is being  used for bona  fide
                               hedging   purposes.   For   temporary   defensive
                               purposes,  the Portfolio may invest up to 100% of
                               its total assets in  short-term  U.S.  Government
                               securities  and  money  market  instruments.  The
                               Portfolio is non-diversified.



     ------------------------- ------------------------------------------------------------------------------------------------
     Risks:                          Banking industry risk         Currency risk                      Liquidity risk
                                     Correlation risk              Hedging risk                       Market risk
                                     Credit risk                   Interest rate risk                 Non-diversification risk
                                                                   Leverage risk                      Prepayment risk

     ------------------------- ----------------------------- ---------------------------------- -------------------------------
     Allowable Investment            Dollar Roll                   Hedging                            TBA Transactions
     Techniques:                    Transactions                   Short Sale Transactions            When Issued and Forward
                                     Duration Management                                             Commitment Securities

     ------------------------- ----------------------------- ---------------------------------- -------------------------------
     Allowable Instruments:          Asset-Backed                  Indexed Notes, Currency            Municipal Instruments
                                    Securities                    Exchange Related Securities         Repurchase and Reverse
                                     Bank Obligations             and Similar Securities             Repurchase Agreements
                                     Brady Bonds                   Inflation Indexed                  Stripped Instruments
                                     Convertible Securities       Securities                          U.S. Government and
                                     Corporate Debt                Mortgage-Backed Securities        Agency  Securities
                                    Instruments                    Multi-National Currency            Warrants
                                     Foreign Instruments          Unit Securities or More             Zero Coupon Bonds
                                     Illiquid Securities          Than One Currency
                                  Denomination



     ------------------------- -------- ----------- --------------- ----------------- -------------- --------------------------
     Minimum Quality Rating:                             S&P            Moody's         Thompson         Minimum Average
                                S&P:     Moody's:   (Short-Term):    (Short-Term):     Bankwatch:       Portfolio Quality;
                                BBB-       Baa3          A-2              P-2               B                 AA (Aa)

     ------------------------- -------- ----------- --------------- ----------------- -------------- --------------------------
     Average                   The average U.S. Dollar-weighted duration generally will not exceed plus or minus one year,
     Weighted Duration:        around the average duration of the Salomon Brothers Corporate Bond Index.

     ------------------------- --------------------- ----------------------- ----------------------- --------------------------
     Hypothetical Expenses            1 Year                3 Years
                                      ------                -------
     Per $1,000 Investment,            $ 3                    $ 8
     Assuming A 5% Annual
     Return:







                THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY






                            U.S. CORPORATE PORTFOLIO OPERATING EXPENSES

                                      Advisory fees: 0.10%
                             Total fund operating expenses: 0.25%

    Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratios of one or more Portfolios. The Investment Adviser has agreed voluntarily to cap the total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis) of the Portfolio's average daily net assets. The investment adviser will not attempt to recover prior period reimbursements should expenses fall below the cap. "Total fund operating expenses" are based on estimated expenses for the current fiscal year.





                                                    BROAD-MARKET PORTFOLIO

Fundamental Investment To attain a high level of total return, as may be consistent with the preservation of capital.
Objective:

----------------------------- -------------------------------------------------------------------------------------------------
Portfolio Description:        The Broad-Market  Portfolio invests  primarily in high-quality  (AA, Aa or better)  fixed-income securities, reflective of the broad spectrum of the U.S. bond market.

----------------------------- -------------------------------------------------------------------------------------------------
Performance Objective:        To outperform the Lehman Aggregate Bond Index.

----------------------------- -------------------------------------------------------------------------------------------------
Investment Policies and       The  Broad  Market  Portfolio  will  invest at least  65% of its  total  assets in  high-quality
Significant Restrictions:     fixed-income  securities  reflective  of  the  broad  spectrum  of the  U.S.  bond  market.  The allocation  among markets will vary based upon the
                              issuance of new  securities  and the retirement of
                              outstanding   securities  and   instruments.   The
                              Portfolio has limited exposure to non-U.S.  Dollar
                              denominated  securities.  The  Portfolio  may  not
                              invest  more than 5% of its net  assets in futures
                              margins  and/or  premiums on options  unless it is
                              being  used for bona fide  hedging  purposes.  For
                              temporary  defensive  purposes,  the Portfolio may
                              invest up to 100% of its assets in short-term U.S.
                              Government    securities    and    money    market
                              instruments.  The  Investment  Adviser will manage
                              the Broad Market  Portfolio to  approximate  broad
                              market   allocations  by  purchasing  and  selling
                              representative  securities in each market, but the
                              Portfolio cannot guarantee that it will match such
                              broad  market  allocations.   The  current  market
                              allocation  is comprised of  approximately  20% in
                              corporate  securities,   50%  in  U.S.  Government
                              securities   and   30%  in   mortgage-backed   and
                              asset-backed  securities.  The  Portfolio  may not
                              engage   in  short   sales.   The   Portfolio   is
                              non-diversified.


----------------------------- ----------------------------- ---------------------------------- --------------------------------
Risks:                              Banking industry risk         Currency risk                      Liquidity risk
                                    Correlation risk              Hedging risk                       Market risk
                                    Credit risk                   Interest rate risk                 Non-diversification risk
                                                                  Leverage risk                      Prepayment risk

----------------------------- ----------------------------- ---------------------------------- --------------------------------
Allowable Investment                Dollar Roll                   Duration Management                TBA Transactions
Techniques:                        Transactions                   Hedging                            When Issued and Forward
                                                                                                    Commitment Securities

----------------------------- ----------------------------- ---------------------------------- --------------------------------
Allowable Investments:              Asset-Backed                  Indexed Notes, Currency            Municipal Instruments
                                   Securities                    Exchange Related Securities         Repurchase and Reverse
                                    Bank Obligations             and Similar Securities             Repurchase Agreements
                                    Brady Bonds                   Inflation Indexed                  Stripped Instruments
                                    Convertible Securities       Securities                          U.S. Government and
                                    Corporate Debt                Mortgage-Backed Securities        Agency Securities
                                   Instruments                    Multi-National Currency            Warrants
                                    Foreign Instruments          Unit Securities or More             Zero Coupon Bonds
                                    Illiquid Securities          Than One Currency
                                  Denomination


----------------------------- -------- ------------- --------------- ---------------- --------------- -------------------------
Minimum Quality Rating:                                   S&P            Moody's         Thompson        Average Portfolio
                               S&P:      Moody's:    (Short-Term):    (Short-Term):     Bankwatch:            Quality:
                               BBB-        Baa3           A-2              P-2              B                 AA (Aa)

----------------------------- -------- ------------- --------------- ---------------- --------------- -------------------------
Average Weighted Duration:    The average  U.S.  Dollar-weighted  duration  generally  will not exceed plus or minus one year, around the average duration of the Lehman Aggregate Bond Index.
----------------------------- -------------------- ---------------------- ------------------------- ---------------------------
Hypothetical Expenses Per           1 Year                3 Years
$1,000 Investment, Assuming           $ 5                  $ 14
A 5% Annual Return:






                   THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY




                             BROAD MARKET PORTFOLIO OPERATING EXPENSES

                                        Advisory fees: 0.30%
                             Total fund operating expenses: 0.45%

  Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. The Investment Adviser has voluntarily agreed to cap the total operating expenses (exclusive of interest expense) at 0.45% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap. "Other Expenses" are based on estimated amounts for the current fiscal year.




               INVESTMENT INFORMATION

    GENERAL INVESTMENT TECHNIQUES/STRATEGIES AND
                  ASSOCIATED RISKS


Dollar Roll Transactions
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price.

         Risks: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll.


Duration Management
Duration   measures   a  bond's   price   volatility,
incorporating the following factors:
a.                 the bond's yield,
b.                 coupon interest payments,
c.                 final maturity,
d.                 call features, and
e.                 prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis. It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that underlie them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

         Risks: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.


Hedging
Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodities prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:



a.                 engaging in swaps;                       d.    purchasing and selling futures contracts;
b.                 purchasing and selling caps, floors      e.    purchasing and selling options;
                   and collars;
c.                 purchasing or selling forward exchange
                   contracts;


All hedging instruments described below constitute commitments by a Portfolio and therefore require the Fund to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in broker's the account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:
     1.   the securities,
     2.   the   foreign   currency   subject  to  the
         futures,
     3.   the forward currency contract, or
     4. will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract with the Fund's custodian.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

a.    Swaps
Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive funds, the amount of which is determined by reference to an underlying mortgage security. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.

b.    Caps, Floors and Collars
The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. Forward Foreign Exchange Contracts A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d.   Futures Transactions
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends still may not produce the intended results for the Portfolio. Investors should note that the Equity Alpha Portfolio will, unlike the other Fund Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging.

e.    Options
An option is a contractual  right, but not an obligation,  to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying stock. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into any:
     1.   currency swap,
     2.   interest rate swap,
     3.   mortgage swap,
     4.   cap,
     5.   or floor transactions,
unless the unsecured commercial paper, senior debt or claims paying ability of the counter party is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated by such rating organizations, it must be determined to be of comparable quality by the Investment Adviser.

         Risks: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, the Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and Options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a Portfolio could not close out a futures or options position when it would be most advantageous to do so.


Short Sales
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         Risks: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.


TBA (To Be Announced) Transactions In a TBA transaction, the type of mortgage-related securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


         Risks: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value


When Issued and Forward Commitment Securities The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         Risks: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.



  GENERAL DESCRIPTION OF INVESTMENTS AND ASSOCIATED
                        RISKS

Asset-Backed Securities
Asset-backed  securities  are secured by or backed by
assets other than  mortgage-related  assets,  such as
automobile   and  credit  card   receivables.   These
securities  are  sponsored  by such  institutions  as
finance    companies,    finance    subsidiaries   of
industrial    companies   and    investment    banks.
Asset-backed      securities      have     structural
characteristics     similar    to     mortgage-backed
securities,  however,  the underlying  assets are not
first lien mortgage  loans or interests,  but include
assets such as:
a.        motor vehicle installment sale contracts,
b.        other installment sale contracts,
c.        home equity loans,
d.        leases  of   various   types  of  real  and
personal property, and
e. receivables from revolving credit (credit card) agreements.

Portfolios will only purchase asset-backed securities that the Investment Adviser determines to be liquid.

         Risks: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.


Bank Obligations
Bank obligations are bank issued securities. These instruments include:


a.                 Time Deposits,     e.                 Deposit Notes,       h.   Variable Rate Notes,
b.                 Certificates   of  f.                 Eurodollar Time      i.   Loan Participations,
Deposit,                              deposits,                               j.   Variable Amount Master Demand Notes,
c.                 Bankers'           g.    Eurodollar Certificates of        k.   Yankee CDs, and
Acceptances,                               Deposit,                           l.   Custodial Receipts
d.                 Bank Notes,

         Risks:   Investing   in  bank   obligations
         exposes  a  Portfolio  to risks  associated
         with   the   banking   industry   such   as
         interest rate and credit risks.


Brady Bonds
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina,
Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Risks: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


Convertible Securities
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         Risks: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.


Corporate Debt Instruments
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of the security to be in the Portfolio's best interests.

         Risks:    Investing   in   corporate   debt
         securities    subjects   a   Portfolio   to
         interest rate changes and credit risks.


Foreign Instruments

a.     Foreign Securities
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser will adjust exposure of the Portfolios to different currencies based on its perception of the most favorable markets and issuers. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios only will invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

b. Foreign Government, International and Supranational Agency Securities These securities include debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

         Risks: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. Investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of which may cause declines in investment return.


Illiquid Securities
Illiquid  securities are securities  which cannot be
sold  or  disposed  of in  the  ordinary  course  of
business  within  seven  days at  approximately  the
value  at  which  a   Portfolio   has   valued   the
securities.  These include:
1.    securities    with   legal   or    contractual
     restrictions on resale,
2.    time  deposits,   repurchase   agreements  and
     dollar  roll  transactions   having  maturities
     longer than seven days, and
3.    securities   not  having   readily   available
     market quotations.
Although mutual fund Portfolios are allowed to invest up to 15% (10% in the case of the Money Market Portfolio) of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the 1933 Securities Act, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Rule 144A securities generally must be sold to other qualified institutional buyers. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Risks: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.


Indexed Notes, Currency Exchange-Related Securities and Similar Securities These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. The index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         Risks: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which each Portfolio may invest.

Inflation-Indexed Securities
Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         Risks: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.



Mortgage-Backed Securities
Mortgage-backed     securities     are    securities
representing   ownership   interests   in,  or  debt
obligations   secured   entirely  or  primarily  by,
"pools" of residential or commercial  mortgage loans
or      other      mortgage-backed       securities.
Mortgage-backed securities may take a variety of forms, the two most common being:
1.    Mortgage-pass through securities issued by
     a.   the Government National Mortgage
         Association (Ginnie Mae),
     b.   the Federal National Mortgage
         Association (Fannie Mae),
     c.   the Federal Home Loan Mortgage
         Corporation (Freddie Mac),
     d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities, and
2. Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         Risks: Portfolios may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


Multi-National Currency Unit Securities or More Than One Currency Denomination Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). Such securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         Risks:         Investments        involving
         multi-national  currency  units are subject
         to  changes  in  currency   exchange  rates
         which   may   cause   the   value  of  such
         invested securities to decrease relative to the U.S. dollar.


Municipal Instruments
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special government projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         Risks:     Investments     in     municipal
         instruments     are    subject    to    the
         municipality's   ability  to  make   timely
         payment.  Municipal  instruments  may  also
         be   subject   to   bankruptcy   protection
         should  the  municipality   file  for  such
         protection.


Repurchase and Reverse Repurchase Agreements Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Fund will maintain a segregated custodial account for each Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         Risks: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.


Stripped Instruments
Stripped  instruments are bonds,  reduced to its two
components:   its   rights   to   receive   periodic
interest   payments  (IOs)  and  rights  to  receive
principal   repayments   (POs).  Each  component  is
then sold separately.  Such instruments include:
a.    Municipal Bond Strips
b.    Treasury Strips
c.    Stripped Mortgage-Backed Securities

         Risks: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


Total Return Swaps
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         Risks: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument.


U.S. Government and Agency Securities and Government-Sponsored Enterprises/Federal Agencies U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolios may also invest in other securities may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:
     a.   U.S. Treasury Department
     b.   Farmer's Home Administration
     c.   Federal Home Loan Mortgage Corporation
     d.   Federal National Mortgage Association
     e.   Student Loan Marketing Association
     f.   Government National Mortgage Association


         Risks:  Investing in  securities  backed by
         the  full  faith  and  credit  of the  U.S.
         Government  are   guaranteed   only  as  to
         interest rate and face value at maturity, not its current market price.


Warrants
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges

         Risks: Warrants retain their value only so long as the stock retains its value.
         Typically, when the value of the stock drops, the value of the warrant drops.


Zero Coupon Securities
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         Risks: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.


                PORTFOLIO TURNOVER

Costs associated with Portfolio turnover have historically been and are expected to remain low relative to equity fund turnover costs. These anticipated Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration and could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.


              SHAREHOLDER INFORMATION


            DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by AMT Capital Securities, L.L.C. pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.

                     PURCHASES

Portfolio shares, other than Mortgage Total Return, Mortgage LIBOR and Asset-Backed, may be purchased at the Portfolio's net asset value next determined after receipt of the order. Completed account applications must be submitted to AMT Capital Securities and Investors Capital and federal funds must be wired to AMT Capital's "Fund Purchase Account" at Investors Bank & Trust Company (IBT) in Boston, Massachusetts. IBT serves as the Fund's Transfer Agent. With the exception of Mortgage Total Return, Mortgage LIBOR and Asset-Backed Portfolios, the other eight Portfolios continuously offer shares. Purchases may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are:
New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. These eight Portfolios offer shares at a public offering price equal to the net asset value next determined after a purchase order becomes effective.

Shares of Mortgage Total Return, Mortgage LIBOR and Asset-Backed Portfolios may be purchased only on the last Business Day of each week and each month and on any other Business Days approved by the Investment Adviser. Purchases may be made at the net asset value determined on those days. Mortgage Total Return, Mortgage LIBOR and Asset Backed Portfolios offer shares at a public offering price equal to the net asset value. The net asset value is determined on the last Business Day of each week and each month and on any other Business Days for which the Investment Adviser approves a purchase.

There are no loads nor 12b-1 fees imposed by the Fund. The minimum initial investment in these three Portfolios is also $100,000; additional purchases or redemptions may be of any amount. Investors in Equity Alpha Portfolio must be qualified eligible participants as defined in Commodities Futures Trading Commission Rule 4.7. The requirements for "Qualified Eligible Participants" status are set forth in the Fund's subscription documents. Share purchases must be made by wire transfer of Federal funds. Subject to the above offering dates, initial share purchase orders are effective on the date AMT Capital Securities or Investors Capital receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in its account with the Transfer Agent as set forth below. The shareholder's bank may impose a charge to execute the wire transfer.

In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must call AMT Capital Securities or Investors Capital at (800) 762-4848 [or within the City of New York, (212) 332-5211] prior to 4:00 p.m. Eastern time (12:00 p.m. Eastern Time in the case of the Money Market Portfolio) to inform the Fund of the incoming wire transfer. Investors must clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification after 4:00 p.m. Eastern time (12:00 p.m. Eastern Time in the case of the Money Market Portfolio), or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are received. Shares purchased will begin accruing dividends on the day Federal funds are received.

                                                     WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:         011-0010438
Account Name:       AMT Capital Securities, L.L.C. - Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                                                         REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (as described below). If such notice is received by the Transfer Agent by 4:00 p.m. Eastern Time (12:00 p.m. Eastern Time in the case of the Money Market Portfolio) on any Business Day, the redemption will be effective and payment will be made: 1) on such Business day in the case of Money Market and U.S. Short-Term, or 2) within seven calendar days in the case of all other Portfolios, but generally on the day following receipt of such notice. If notice is received on a non-business day or after 4:00 p.m. Eastern time (12:00 p.m. Eastern Time in the case of the Money Market Portfolio), the redemption notice will be deemed received as of the next Business Day.

No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application
Form) must provide the Transfer Agent with:
1.    the dollar or share amount to be redeemed;
2. the account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
3.    the name of the shareholder; and
4.    the shareholder's account number.
Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A shareholder may request a redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemptions are made available to shareholders of the Fund on the Account Application. The Fund or the Transfer Agent may employ identification verification procedures. Such procedures are designed to confirm that instructions communicated by telephone are genuine. The Fund or Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 day's prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


          DETERMINATION OF NET ASSET VALUE

Portfolio  net  asset  value is  determined  by:  (1)
adding  the  market  value  of  all  the  Portfolio's
assets,   (2)  subtracting  all  of  the  Portfolio's
liabilities,  and then (3)  dividing by the number of
shares  outstanding  and  adjusting  to  the  nearest
cent.
1.    For all  Portfolios  other than Mortgage  Total
      Return, Mortgage LIBOR, Asset-Backed and Money Market, net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern Time on each Business Day.
2.    Mortgage Total Return's,  Mortgage  LIBOR's and
      Asset-Backed's  net asset values are calculated
      by the Fund's  Accounting Agent as of 4:00 p.m.
      Eastern  time on the last  Business Day of each
      week  and each  month,  on any  other  Business
      Days in which the Investment  Adviser  approves
      a purchase,  and on each Business Day for which
      a redemption order has been placed.
3.    Money  Market's  net asset value is  calculated
      as of  12:00  noon  Eastern  Time  on  Business
      Days.  The  Money  Market  Portfolio  seeks  to
      maintain a stable net asset  value per share of
      $1.00.  For purposes of  calculating  the Money
      Market Portfolio's net asset value,  securities
      are valued  using the  "amortized  cost" method
      of   valuation,   which   does  not  take  into
      consideration  unrealized gains or losses.  The
      amortized  cost  method  involves   valuing  an
      instrument at its cost,  and assumes a constant
      amortization  to  maturity  of any  discount or
      premium,    regardless   of   the   impact   of
      fluctuating  interest rates on the market value
      of the  instrument.  While this method provides
      certainty  in  valuation,   it  may  result  in
      periods  during  which value based on amortized
      cost  is  higher  or  lower  than  the  price a
      Portfolio   would   receive   if  it  sold  the
      instrument.

The use of amortized cost and the maintenance of the Portfolio's per share net asset value at $1.00 is based on its election to operate under the provisions of Rule 2a-7 (the "Rule") under the 1940 Act. As conditions of operating under the Rule, the Money Market Portfolio must: 1. maintain a dollar-weighted average Portfolio maturity of 90 days or shorter;
2.     generally  purchase  only  instruments  having
      remaining maturities of 397 days or shorter;
3.     invest   only   in   U.S.   dollar-denominated
      securities which have been determined by the Board of Directors to present minimal credit risks and which are of eligible quality as determined under the Rule; and
4.     diversify its holdings.


                      DIVIDENDS

If desired, shareholders must specifically request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business last day of each month at the share's net asset value. In the event that a Portfolio realizes net short-, mid- or long-term capital gains, the Fund will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, other than Mortgage Total Return, Mortgage LIBOR and Asset-Backed will be declared as dividends payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of Mortgage Total Return, Mortgage LIBOR and Asset-Backed will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.


                    VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.


                 TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes
Each active Portfolio currently qualifies and intends to continue to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended. To be a RIC, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC while distributing all of its taxable income, and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. In any year a Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders will be taxable as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain.

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable mid-term or long-term capital gains rates, regardless of how long they have held their Portfolio shares. Under the Taxpayer Relief Act of 1997, different tax rates apply to net capital gain depending on the taxpayers holding period and marginal rate of federal income tax. Generally, these are 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Each Portfolio will notify its shareholders regarding the portions of any net capital gain distribution taxed at the 28% and 20% tax rates.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

State and Local Taxes
A Portfolio may be subject to state, local, or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding the particular tax consequences of an investment in a Portfolio.


                   FUND MANAGEMENT

                 BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."

                 INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $27 billion in assets for numerous fixed-income Portfolios. The Adviser currently advises over 100 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser also serves as a Sub-Adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                 PORTFOLIO MANAGERS

David J. Marmon,  Managing  Director.  Mr.  Marmon is
responsible  for  management  of  the   Asset-Backed,
High-Yield,   U.S.   Corporate   and   Broad   Market
Portfolios.  He  joined  FFTW in 1990  from  Yamaichi
International  (America)  where he headed futures and
options   research.   Mr.  Marmon  was  previously  a
financial   analyst  and   strategist  at  the  First
Boston   Corporation,   where  he  developed  hedging
programs for financial  institutions  and  industrial
firms.  Mr.  Marmon  has a B.A.  summa  cum  laude in
economics   from  Alma   College   and  an  M.A.   in
economics from Duke University.

Stewart M. Russell, Managing Director. Mr. Russell is responsible for management of the Money Market, U.S. Short-Term, Stable Return, Equity Alpha and
U.S. Treasury Portfolios. He joined FFTW in 1992 from the short-term proprietary trading desk in the global markets area of J.P. Morgan, where he was responsible for proprietary positioning of U.S. and non-U.S. government obligations, corporate bonds, and asset-backed securities. Earlier at the bank, Mr. Russell managed the short-term interest rate risk group, coordinating a $10 billion book of assets and liabilities. Mr. Russell holds a B.A.
in government  from Cornell  University and an M.B.A.
in finance from New York University.

Patricia  L. Cook,  Managing  Director.  Ms.  Cook is
responsible  for  management  of the  Mortgage  LIBOR
and  Mortgage  Total  Return  Portfolios.  She joined
FFTW  in  1991  after   twelve   years  with  Salomon
Brothers,  where she most  recently  established  and
headed   the  bond   strategy   team  that   analyzes
relative  values  among  mortgages,  treasuries,  and
other  sectors  of  the   fixed-income   markets  and
developed    portfolio    strategies    for   Salomon
Brothers'  global  institutional  clients.  Ms.  Cook
worked   initially   as  an  analyst  in  the  firm's
proprietary  trading  unit before  joining the firm's
financing   desk.  Ms.  Cook  has  a  B.A.  from  St.
Mary's   College   and  an   M.B.A.   from  New  York
University.

                    ADMINISTRATOR

Pursuant to an Administration Agreement dated May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services.

The Fund pays Investors Capital an monthly fee at an annual rate of 0.07% of the Fund's average daily net assets on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay Investors Capital an incentive fee for reducing the Portfolio expense ratio of one or more of the Fund's Portfolios below the specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.


             POTENTIAL YEAR 2000 PROBLEM

                  Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor/administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The advisor/administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.


                   CONTROL PERSON

As of August 31, 1998, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Fund, representing % of the Fund's total net assets and therefore, may be deemed a control person.


           CUSTODIAN AND ACCOUNTING AGENT

Investors  Bank  &  Trust  Company,  P.O.  Box  1537,
Boston,  Massachusetts  02205-1537,  is Custodian and
Accounting Agent for the Fund.




       TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.


                    LEGAL COUNSEL

Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005-1208, is legal counsel for the Fund.


                INDEPENDENT AUDITORS

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, is the independent auditor for the Fund. Ernst & Young LLP also renders accounting services to the Investment Adviser.


                SHAREHOLDER INQUIRIES

Fund inquiries may be made by writing to Investors Capital Services, Inc., 600 Fifth Avenue, 26th Floor, New York, New York 10020 or by calling Investors Capital at (800) 762-4848 [or (212)
332-5211, if within New York City].


                  FFTW FUNDS, INC.
  200 Park Avenue, 46th Floor, New York, New York
                10166 (212) 681-3000







                   Distributed by:
           AMT Capital Securities, L.L.C.
                  600 Fifth Avenue
                 New York, NY 10020
                   (212) 332-5211



===============================================================================
         GLOBAL AND INTERNATIONAL PORTFOLIOS
===============================================================================



                 September 10, 1998

FFTW Funds, Inc. is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. The Fund currently consists of twenty-one separate Portfolios. This Prospectus pertains to the ten Portfolios labeled the "Global and International Portfolios." Each Portfolio is actively managed, and other than Emerging Markets, Global High Yield, Inflation- Indexed and Inflation-Indexed Hedged Portfolios, primarily invests in high-quality debt securities. The minimum initial investment in any Portfolio is $100,000; subsequent investments or redemptions may be of any amount. There is no sales charge for purchasing shares.

The ten Portfolios comprising the Global and International Portfolios are:


             Worldwide                           Global Tactical Exposure                     Global High Yield
             Worldwide-Hedged                    International Opportunities                  Inflation-Indexed
             International                       International Corporate                      Inflation-Indexed Hedged
                                                 Emerging Markets

No assurance can be given that a Portfolio's investment objectives will be attained.

This Prospectus contains a concise statement of information investors should know before they invest in the Fund. Please retain this Prospectus for future reference. A statement containing additional information about the Fund, dated September 10, 1998 has been filed with the Securities and Exchange Commission and can be obtained without charge by calling or writing AMT Capital Securities, LLC at the telephone numbers or address stated above. The Statement of Additional Information is hereby incorporated by reference into this Prospectus.

THESE   SECURITIES   HAVE   NOT  BEEN   APPROVED   OR
DISAPPROVED    BY   THE   SECURITIES   AND   EXCHANGE
COMMISSION,  NOR  HAS  THE  SECURITIES  AND  EXCHANGE
COMMISSION  PASSED  UPON THE  ACCURACY OR ADEQUACY OF
THIS   PROSPECTUS.    ANY   REPRESENTATION   TO   THE
CONTRARY IS A CRIMINAL OFFENSE.




                                                           CONTENTS


                                                                                           Page
    The Fund                                                                                  2
    Summary of Investment Objectives and Descriptions                                         2
    General Risks Associated with the Fund's Investment Policies and Investment
    Techniques                                                                                3
    Shareholder Transaction Expenses for Each Portfolio                                       3
    Portfolio Profiles and Financial Highlights                                               4
         Worldwide Portfolio                                                                  5
         Worldwide-Hedged Portfolio                                                           7
         International Portfolio                                                              9
         Global Tactical Exposure Portfolio                                                  11
         International Opportunities Portfolio                                               13
         International Corporate Portfolio                                                   15
         Emerging Markets Portfolio                                                          17
         Global High Yield Portfolio                                                         19
         Inflation-Indexed Portfolio                                                         21
         Inflation-Indexed Hedged Portfolio                                                  23
    Investment Information                                                                   25
         General Investment Techniques/Strategies and Associated Risks                       25
         General Description of Investments and Associated Risks                             28
         Portfolio Turnover                                                                  33
    Shareholder Information                                                                  34
         Distribution of Fund Shares                                                         34
         Purchases                                                                           34
         Redemptions                                                                         34
         Determination of Net Asset Value                                                    35
         Dividends                                                                           35
         Voting Rights                                                                       35
         Tax Considerations                                                                  36
    Fund Management                                                                          37
         Board of Directors                                                                  37
         Investment Adviser                                                                  37
         Investment Sub-Adviser                                                              37
         Portfolio Managers                                                                  37
         Administrator                                                                       37
         Control Person                                                                      38
         Custodian and Accounting Agent                                                      38
         Transfer and Dividend Disbursing Agent                                              38
         Legal Counsel                                                                       38
         Independent Auditors                                                                38
    Shareholder Inquiries                                                                    38






                      THE FUND

FFTW Funds, Inc. is a no-load, open-end management investment company organized as a Maryland corporation and registered under the Investment Company Act of 1940. The Fund has been in operation since December 6, 1989 and is designed to provide the professional investment services of the Fund's adviser, Fischer Francis Trees & Watts, Inc. to pension plans, profit sharing plans, employee benefit trusts, endowments, foundations and other high net worth individuals. The Fund is comprised of twenty-one separate Portfolios, each having its own investment objectives. This prospectus contains information regarding the Fund's ten Global and International Portfolios.


                   SUMMARY OF INVESTMENT OBJECTIVES AND DESCRIPTIONS

   PORTFOLIO NAME                FUNDAMENTAL INVESTMENT OBJECTIVE                         PORTFOLIO DESCRIPTION*

------------------------- ---------------------------------------------------- -------------------------------------------------
       Worldwide            Seeks to attain a high level of total return as       High-quality fixed-income securities with
                          may be consistent with the preservation of capital       tactical active management of currencies
                                                                                    against a strategic unhedged position

------------------------- ---------------------------------------------------- -------------------------------------------------
------------------------- ---------------------------------------------------- -------------------------------------------------
    Worldwide-Hedged      Seeks to attain a high level of total return as Global
                          fixed   income   securities   with   tactical  may  be
                          consistent  with the  preservation  of capital  active
                          management of currencies against a
                               and to actively utilize currency hedging                   strategic hedged position
                                              techniques

------------------------- ---------------------------------------------------- -------------------------------------------------
------------------------- ---------------------------------------------------- -------------------------------------------------
     International          Seeks to attain a high level of total return as      Non-US fixed-income securities with tactical
                          may be consistent with the preservation of capital      active management of currencies against a
                                                                                         strategic unhedged position.

------------------------- ---------------------------------------------------- -------------------------------------------------
------------------------- ---------------------------------------------------- -------------------------------------------------
    Global  Tactical  Seeks to  attain a high  level of total  return  as Global fixed-income  securities  with tactical  Exposure may be consistent with the  preservation  of  capital  exposures  to global  fixed  income  and currency
                             and to actively utilize currency one hedging                          markets
                                              techniques

------------------------- ---------------------------------------------------- -------------------------------------------------
------------------------- ---------------------------------------------------- -------------------------------------------------
     International  Seeks to  attain a high  level of  total  return  as  Global fixed-income  securities with active  Opportunities  may be consistent with the preservation of capital management of the portfolio's strategic hedge ratio

------------------------- ---------------------------------------------------- -------------------------------------------------
------------------------- ---------------------------------------------------- -------------------------------------------------
International Corporate     Seeks to attain a high level of total return as    Primarily non-U.S. corporate obligations in the
                          may be consistent with the preservation of capital               investment grade sector

------------------------- ---------------------------------------------------- -------------------------------------------------
------------------------- ---------------------------------------------------- -------------------------------------------------
    Emerging              Markets  Seeks to attain a high level of total  return
                          as Diversified  portfolio of emerging market local may
                          be  consistent   with  the   preservation  of  capital
                          currency and hard currency debt securities

------------------------- ---------------------------------------------------- -------------------------------------------------
------------------------- ---------------------------------------------------- -------------------------------------------------
   Global High Yield        Seeks to attain a high level of total return as         High yielding non-securities in global
                          may be consistent with the preservation of capital                       markets

------------------------- ---------------------------------------------------- -------------------------------------------------
------------------------- ---------------------------------------------------- -------------------------------------------------
   Inflation-Indexed       Seeks to attain a high level of return in excess     Inflation indexed securities issued worldwide
                              of inflation as may be consistent with the         with tactical currency management against a
                                        preservation of capital                          strategic unhedged position

------------------------- ---------------------------------------------------- -------------------------------------------------
------------------------- ---------------------------------------------------- -------------------------------------------------
Inflation-Indexed             Hedged  Seeks to attain a high  level of return in
                              excess Inflation index securities issued worldwide
                              of  inflation as may be  consistent  with the with
                              tactical currency management against a
                            preservation of capital and to actively utilize               strategic hedged position
                                      currency hedging techniques

------------------------- ---------------------------------------------------- -------------------------------------------------
                  * See Portfolio Summaries for more complete information




                    GENERAL RISKS ASSOCIATED WITH THE FUND'S INVESTMENT
                             POLICIES AND INVESTMENT TECHNIQUES

Banking industry risk: Investing in bank obligations will expose an investor to risks associated with the banking industry such as interest rate and credit risks.

Correlation risk:           A  Portfolio  may  experience  changes in value
                            between the securities held and the value of a particular derivative instrument.

Credit risk: The risk that a security's issuer or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency risk:              Fluctuations  in exchange  rates between the U.S.
                            dollar and foreign currencies may negatively affect an investment.

Hedging risk: Hedging is commonly used as a buffer against a perceived investment risk. While it can reduce or eliminate losses, it can also reduce or eliminate gains should the hedged investment increase in value.

Interest                    rate risk:  Portfolio  may be influenced by interest
                            rate  changes,   which  generally  have  an  inverse
                            relationship to corresponding market values.

Leverage                    risk:  Derivatives may include  elements of leverage
                            which   can   cause   greater   fluctuations   in  a
                            Portfolio's net asset value.

Liquidity risk:             Certain  securities  may be  difficult  or
                            impossible to sell at the time and the price that the seller would like.

Market risk: The market value of a security may increase or decrease over time. Such fluctuations can cause a security to be worth less than the price originally paid for it or less than it was worth at an earlier time. Market risk may affect a single issuer, entire industry or the market as a whole.

Non-diversification         A  portfolio  is  diversified  when it  spreads
risk:                       investment  risk by  placing  assets  in  several
                            investment  categories.  A  non-diversified
                            portfolio concentrates  its assets in a less diverse
                            spectrum  of  securities.   Non-diversification  can
                            intensify   risk  should  a  particular   investment
                            category suffer from adverse market conditions.

Prepayment                  risk:  Portfolio may invest in  mortgage-backed  and
                            other asset-backed securities. Such securities carry risks of faster or slower than expected prepayment of principal which affects the duration and return of the security.


 SHAREHOLDER TRANSACTION EXPENSES FOR EACH PORTFOLIO

The following illustrates shareholder transaction expenses that a shareholder in each Portfolio can expect to incur. Annual Fund Operating Expenses and Hypothetical Expenses per $1,000 Investment for each Portfolio can be found in each Portfolio's
Profile.

         No Sales Load Imposed on Reinvested Dividends

         No Sales Load Imposed on Purchases

         No Deferred Sales Load

         No Redemption Fees

         No Exchange Fees


     PORTFOLIO SUMMARY AND FINANCIAL HIGHLIGHTS

The following section summarizes the most important information on each of the Portfolios. Please review the remainder of the Prospectus and the Statement of Additional Information for more
Portfolio information.

The financial information contained in the Financial Highlight information table is provided to assist investors in understanding the various costs and expenses that an investor will incur, either directly or indirectly, as a shareholder in the Fund. All costs and expenses are calculated as a percentage of average daily net assets. These are the only fund related expenses that an investor will bear.

The Financial Highlight information in the Portfolio Summaries has been audited by Ernst & Young, LLP (unless otherwise indicated) in conjunction with the Fund's financial statements. The audited financial statements for the year ended December 31, 1997 are incorporated by reference in the Statement of Additional Information. The financial information should be read in conjunction with the financial statements.

                               KEY TO PORTFOLIO SUMMARY TERMS

1.   Fundamental  Investment Objective - Presents the                           7. Allowable Investments -
     Portfolio's   fundamental  purpose.  A  Portfolio's fundamental               In general  terms,   presents the
     investment  objective  cannot be altered  without a  shareholder  vote.       investments  in which the Portfolio  will engage.

                                                                                8. Minimum Quality Rating - Presents the minimum
                                                                                   quality investment  standards for individual
2.    Portfolio  Description  -  Presents  the  Portfolio's                        investments as well as the Portfolio's average
      primary investment vehicles and strategies.                                  quality.

                                                                                9. Average Weighted Duration - Describes  the  U.S.
3.    Performance  Objective  -  Presents  the  Portfolio's                        dollar-weighted average Portfolio duration.
     benchmark,   a  measurement   standard  of  investment
     success.                                                                   10. Supplemental   Information  -  Some  Portfolios
                                                                                    possess unique  characteristics  such  as  tax
                                                                                    implications--thissection highlights such
4.    Investment  Policies and  Significant  Restrictions -                         characteristics.
     Presents the Portfolio's  primary investment  policies
     and investment restrictions.                                               11. Hypothetical Shareholder Expenses - The purpose
                                                                                    of this table is to assist  the  investor  in
5.   Risks - In general terms, presents the most common                             understanding  the various expenses that an
     risks the Portfolio may encounter based on the                                 investor in a Portfolio will bear,   directly
     types of investments  it may  engage.                                          or  indirectly.
                                                                                    These  examples  should  not
                                                                                    be  considered  a  representation  of  future
                                                                                    expenses or  performance.  Actual  operating
6.   Allowable  Investment  Techniques - In general terms,                          expenses  may be greater or lesser than those
     presents the most common investment strategies,  which                         shown.
     the Portfolio may employ.                                                  12.  Financial  Highlights - This table presents a
                                                                                     breakdown of each Portfolio's financial
                                                                                     information.





                                                    WORLDWIDE PORTFOLIO

-------------------------- ------------------------------------------------------------------------------------------------
Fundamental    Investment  To attain a high level of total return, as may be consistent with the preservation of capital.
Objective:

-------------------------- ------------------------------------------------------------------------------------------------
Portfolio Description:     The World-Wide  Portfolio  invests  primarily  invests in high-quality  (AA, Aa or better) debt securities  from  worldwide  bond  markets,  denominated  in  both  U.S.  Dollars  and  foreign currencies.

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------
Performance Objective:     To outperform the JP Morgan Global Government Bond Index (Unhedged).

-------------------------- ------------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------------
Investment Policies and    At least 65% of the World-Wide  Portfolio's  total assets must be invested in high-quality debt
Significant Restrictions:  securities  from  worldwide  bond  markets,  denominated  in  both  U.S.  Dollars  and  foreign currencies. The Portfolio may not invest more than 5%
                           of its total net  assets in  futures  margins  and/or
                           premiums on options  unless it is being used for bona
                           fide  hedging  purposes.   For  temporary   defensive
                           purposes,  the Portfolio may invest up to 100% of its
                           total assets in short-term U.S. Government securities
                           and money  market  instruments.  The  Portfolio  will
                           maintain  investments  in debt  securities of issuers
                           from at least three different countries including the
                           U.S.  At least 35% of the  Portfolio's  total  assets
                           will   be   invested   in   debt    securities   from
                           jurisdictions  outside the U.S. The Portfolio may not
                           enter  into  a  repurchase   or  reverse   repurchase
                           agreement if, as a result  thereof,  more than 25% of
                           the Portfolio's  total assets would be subject to the
                           agreement. The Portfolio may not engage in short sale
                           transactions. The Portfolio is non-diversified.



-------------------------- ------------------------------------------------------------------------------------------------
Risks:                           Correlation risk              Hedging risk                       Market risk
                                 Credit risk                   Interest rate risk                 Non-diversification risk
                                 Currency risk                 Liquidity risk                     Prepayment risk

-------------------------- ----------------------------- ---------------------------------- -------------------------------
Allowable Investment             Dollar Roll                   Hedging                            When Issued and Forward
Strategies:                     Transactions                   TBA Transactions                  Commitment Securities
                                 Duration Management

-------------------------- ----------------------------- ---------------------------------- -------------------------------
Allowable Investments:           Asset-Backed                  Indexed Notes, Currency            Municipal Instruments
                                Securities                    Exchange-Related Securities         Repurchase and Reverse
                                 Bank Obligations             and Similar Securities             Repurchase Agreements
                                 Brady Bonds                   Inflation-Indexed                  Stripped Instruments
                                 Corporate Debt               Securities                          U.S. Government and
                                Instruments                    Mortgage-Backed Securities        Agency Securities
                                 Foreign Instruments           Multi-National Currency            Warrants
                                 Illiquid Securities          Unit Securities or More             Zero Coupon Securities
                              Than One Denomination


-------------------------- ------- ------------- --------------- ----------------- --------------- ------------------------
Minimum Quality Rating:                               S&P            Moody's          Thompson       Average Portfolio
                            S&P:     Moody's:    (Short-Term):    (Short-Term):      Bankwatch:           Quality:
                            BBB        Baa            A-2              P-2               B                 AA (Aa)

-------------------------- ------------------------------------------------------------------------------------------------
Average Weighted           The Portfolio's average U.S.  dollar-weighted duration generally will not exceed one year, plus
Duration:                  or minus the average duration of the JP Morgan Global Government Bond Index (Unhedged).

-------------------------- ------------------------------------------------------------------------------------------------
Hypothetical Expenses              1 Year                 3 Years                  5 Years                 10 Years
                                   ------                 -------                  -------                 --------
Per $1,000 Investment,              $ 6                     $ 19                    $ 33                     $ 75
Assuming A 5% Annual
Return:

========================== ======================= ======================= ======================== =======================



                                         WORLDWIDE PORTFOLIO OPERATING EXPENSES

                                                   Advisory fees: 0.40%
                                           Total fund operating expenses: 0.60%

Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital Services, Investors Capital provides administrative services to the Fund, for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratio for one or more Portfolios. Under the Investment Advisory Agreement, total operating expenses (exclusive of interest expense) are capped at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the cap will be paid by the Investment Adviser. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.



===========================================================================================================================
                                         WORLDWIDE PORTFOLIO FINANCIAL HIGHLIGHTS
                                       (IN U.S. DOLLARS UNLESS OTHERWISE INDICATED)

===========================================================================================================================
   FOR A SHARE OUTSTANDING THROUGHOUT THE     1/1/98     Year       Year       Year       Year       Year       4/15/92*
                   PERIOD                     to         Ended      Ended      Ended      Ended      Ended      to
                                              6/30/98    12/31/97   12/31/97   12/31/95   12/31/94   12/31/93    12/31/92
                                                 (u)
--------------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
Net asset value at beginning of period        9.42       9.64       9.83       9.27       10.02      9.98       10.00
--------------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
Net investment income                         0.24       0.49       0.53       0.58       0.50       0.45       0.39
Net realized and unrealized gains or          0.07       (0.22)     0.01       0.56       (0.74)     1.04       0.53
(losses) on investments, financial futures
and options contracts and foreign
currency-related transactions
--------------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
Total investment income                       0.31       0.27       0.54       1.14       (0.24)     1.49       0.92
============================================= ---------- ---------- ---------- ---------- ---------- ---------- ===========
Distributions from net investment income      0.24       0.19       0.53       0.30       0.20       0.45       0.39
Distributions in excess of net investment     ---        0.11       ---        ---        0.01       -          -
income
Distributions from net realized gain on       ---        ---        0.09       ---        ---        0.87       0.55
investments, financial futures, and options
contracts and foreign currency-related
transactions
Distributions in excess of net realized       ---        ---        ---        ---        ---        0.13       0.00**
gain on investments, financial futures and
options contracts, and foreign currency
related transactions
Distributions from capital stock in excess    ---        0.19       0.11       0.28       0.30       ---        ---
of par value
Total distributions                           0.24       0.49       0.73       0.58       0.51       1.45       0.94
--------------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
Net asset value at end of period              9.49       9.42       9.64       9.83       9.27       10.02      9.98
--------------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
--------------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
Total return on investment                    3.29% (c)  2.93%      5.77%      12.60%     (2.25%)    15.86%     13.46% (b)
--------------------------------------------- ---------- ---------- ---------- ---------- ---------- ---------- ===========
Net assets at end of period in 000's          87,047     82,236     74,939     86,186     53,721     217,163    82,757
Ratio of operating expenses to average net    0.60% (b)  0.60%      0.60%      0.60%      0.60%      0.59%      0.60% (b)
income - exclusive of interest expense (a)
Ratio of operating expenses to average net    0.60% (b)  0.60%      0.60%      0.60%      0.63%      0.86%      0.79% (b)
income - inclusive of interest expense (a)
Ratio of net income to average net assets     5.03% (b)  5.21%      5.52%      6.13%      5.11%      4.48%      5.39% (b)
(a)
Decrease in above expense ratios due to       ---        0.02%      0.05%      0.30%      0.02%      ---        0.72% (b)
waiver of investment advisory fees and
reimbursement of other expenses
Portfolio turnover rate                       372%       713%       1,126%     1,401%     1,479%     1,245%     850%
============================================= ========== ========== ========== ========== ========== ========== ===========

(a)  Net  of  waivers  and   reimbursements   (b)  Annualized  (u)  Unaudited  *
Commencement of operations ** Rounds to less than $0.01





                                                WORLDWIDE-HEDGED PORTFOLIO

=========================== ================================================================================================
Fundamental  Investment  To  attain  a high  level of  total  return,  as may be consistent with the preservation of capital.
Objective:

--------------------------- ------------------------------------------------------------------------------------------------
Portfolio                   Description:  The Worldwide-Hedged Portfolio invests
                            primarily  in  high-quality  (AA, Aa or higher) debt
                            securities from worldwide bond markets,  denominated
                            in both U.S.  Dollars  and  foreign  securities  and
                            actively utilizes currency hedging techniques.

--------------------------- ------------------------------------------------------------------------------------------------
--------------------------- ------------------------------------------------------------------------------------------------
Performance Objective:      To outperform the JP Morgan Global Government Bond Index (Hedged).


--------------------------- ------------------------------------------------------------------------------------------------
--------------------------- ------------------------------------------------------------------------------------------------
Investment Policies and     At least 65% of the Portfolio's  total assets must be invested in high-quality  debt securities
Significant Restrictions:   from  worldwide  bond markets,  denominated in both U.S.  Dollars and foreign  currencies.  The
                            Portfolio  may not  invest  more  than 5% of its net
                            assets in futures margins and/or premiums on options
                            unless  it is  being  used  for  bona  fide  hedging
                            purposes.  For  temporary  defensive  purposes,  the
                            Portfolio  may invest up to 100% of its total assets
                            in short-term U.S.  Government  securities and money
                            market  instruments.  The  Portfolio  will  maintain
                            investments  in debt  securities  of issuers from at
                            least three different  countries  including the U.S.
                            At least 35% of the Portfolio's total assets must be
                            invested  in  debt  securities  from   jurisdictions
                            outside the U.S.  As a  fundamental  policy,  to the
                            extent feasible, the Portfolio will actively utilize
                            currency  hedging  techniques in an attempt to hedge
                            at least 65% of its total assets.  Portfolio may not
                            enter  into   repurchase   or   reverse   repurchase
                            agreements if, as a result thereof, more than 25% of
                            the  Portfolio's  total  assets  would be subject to
                            these agreements.  The Portfolio is non-diversified.
                            The   Portfolio   may  not   engage  in  short  sale
                            transactions.



--------------------------- ------------------------------------------------------------------------------------------------
Risks:                            Correlation risk              Hedging risk                        Market risk
                                  Credit risk                   Interest rate risk                  Non-diversification
                                  Currency risk                 Liquidity risk                     risk
                                                                                                    Prepayment risk

--------------------------- ----------------------------- ----------------------------------- ------------------------------
Allowable Investment              Dollar Roll                   Hedging                             When Issued and
Strategies:                      Transactions                   TBA Transactions                   Forward Commitment
                                  Duration Management                                              Securities

--------------------------- ----------------------------- ----------------------------------- ------------------------------
Allowable Investments:            Asset-Backed                  Indexed Notes, Currency             Municipal Instruments
                                 Securities                    Exchange-Related Securities          Repurchase and Reverse
                                  Bank Obligations             and Similar Securities              Repurchase Agreements
                                  Brady Bonds                   Inflation-Indexed Securities        Stripped Instruments
                                  Corporate Debt                Mortgage-Backed Securities          U.S. Government and
                                 Instruments                    Multi-National Currency            Agency Securities
                                  Foreign Instruments          Unit Securities or More Than         Warrants
                                  Illiquid Securities          One Denomination                     Zero Coupon Securities


--------------------------- -------- ------------ --------------- ------------------ --------------- -----------------------
Minimum Quality Rating:                                S&P             Moody's          Thompson       Average Portfolio
                             S&P:     Moody's:    (Short-Term):     (Short-Term):      Bankwatch:           Quality:
                              BBB        Baa           A-2               P-2               B                AA (Aa)

--------------------------- -------- ------------ --------------- ------------------ --------------- -----------------------
Average                     Weighted  Duration:  The  Portfolio's  average  U.S.
                            Dollar-weighted  duration  generally will not exceed
                            one year, plus or minus the average  duration of the
                            JP Morgan Global Government Bond Index (Hedged).

--------------------------- ---------------------- ----------------------- ------------------------ ------------------------
Hypothetical Expenses Per          1 Year                 3 Years                  5 Years                 10 Years
                                   ------                 -------                  -------                 --------
$1,000 Investment,                   $ 5                    $ 14                    $ 25                     $ 57
Assuming A 5% Annual
Return:

--------------------------- ---------------------- ----------------------- ------------------------ ------------------------



                      WORLDWIDE-HEDGED PORTFOLIO'S OPERATING EXPENSES
                                  Advisory fees: 0.25%
                        Total fund operating expenses: 0.45%

Under an Administration Agreement effective May 29, 1998 between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratio for one or more Portfolios. Under the Investment Advisory Agreement, total operating expenses (exclusive of interest expense) are capped at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. All operating expenses exceeding the cap will be paid by the Investment Adviser. Effective July 1, 1995 and until further notice, the
Investment Adviser has voluntarily agreed to lower the advisory fee to 0.25% from 0.40% (on an annualized basis) and cap total operating expenses (exclusive of interest expense) at 0.45% (on an annualized basis). The Investment Adviser will not attempt to recover prior period reimbursements should the expenses fall below the cap.



===============================================================================
                         WORLDWIDE-HEDGED PORTFOLIO'S FINANCIAL HIGHLIGHTS
                          (IN U.S. DOLLARS UNLESS OTHERWISE INDICATED)

======================================= ----------- ----------- ----------- ----------- ----------- ------------ ==========
 FOR A SHARE OUTSTANDING THROUOUT THE   1/1/98 to   Year        Year        Year        Year        Year Ended   5/1/92*
                PERIOD                  6/30/98     Ended       Ended       Ended       Ended        12/31/93    to
                                           (u)       12/31/97    12/31/96    12/31/95    12/31/94                12/31/92
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Net asset value at beginning of period  11.23       10.91       10.85       10.41       10.08       9.85         10.00
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Net investment income                   0.28        0.53        0.62        0.45        0.34        0.45         0.32
Net realized gains or (losses) on       0.24        0.80        0.43        0.66        0.43        0.76         0.25
investments, financial futures and
options contracts, and foreign
currency-related transactions
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Total investment income                 0.52        1.33        1.05        1.11        0.77        1.21         0.57
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Distributions from net investment       0.28        0.59        0.62        0.67        0.44        0.45         0.32
income
Distributions in excess of net          ---         ---         0.37        ---         0.00**      ---          ---
investment income
Distributions from net realized gain    ---         0.42        ---         ---         ---         0.53         0.40
on investments, financial futures and
options contracts and on foreign
currency-related transactions
======================================= ----------- ----------- ----------- ----------- ----------- ------------ ==========
Total distributions                     0.28        1.01        0.99        0.67        0.44        0.98         0.72
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Net asset value at end of period        11.47       11.23       10.91       10.85       10.41       10.08        9.85
--------------------------------------- ----------- ----------- ----------- ----------- ----------- ------------ ==========
Total return on investment              4.73% (c)   12.60%      10.03%      11.00%      7.84%       12.89%       9.45% (b)
Net assets at end of period in 000's    170,875     80,390      30,024      28,255      273         41,138       21,785
Ratio of operating expenses to          0.44% (b)   0.45%       0.45%       0.45%       0.60%       0.60%        0.60% (b)
average net assets - exclusive of
interest expense (a)
Ratio of operating expenses to          0.44% (b)   0.45%       0.45%       0.45%       0.65%       0.86%        0.83% (b)
average net assets - inclusive of
interest expense (a)
Ratio of net income to average net      5.06% (b)   5.29%       5.71%       5.84%       4.72%       4.49%        5.13% (b)
assets (a)
Decrease in above expense ratios due    0.15% (b)   0.20%       0.24%       0.54%       0.17%       0.09%        1.01% (b)
to waiver of investment advisory fees
and reimbursement of other expenses
Portfolio turnover rate                 498%        704%        1,087%      500%        1,622%      1,254%       826%
======================================= =========== =========== =========== =========== =========== ============ ==========

(a)  Net  of  waivers  and   reimbursements   (b)  Annualized  (u)  Unaudited  *
Commencement of operations ** Rounds to less than $0.01





                                                   INTERNATIONAL PORTFOLIO

========================== =================================================================================================
Fundamental    Investment  To attain a high level of return of total return,  as may be consistent with the preservation of
Objective:                 capital.

-------------------------- -------------------------------------------------------------------------------------------------
Portfolio Description:     Primarily  invests in  high-quality  (AA, Aa or better)  debt  securities  from  worldwide  bond markets, excluding the U.S. denominated in foreign currencies.

-------------------------- -------------------------------------------------------------------------------------------------
-------------------------- -------------------------------------------------------------------------------------------------
Performance Objective:     To outperform the JP Morgan Global Government Bond Index (Non-U.S. Unhedged).

-------------------------- -------------------------------------------------------------------------------------------------
-------------------------- -------------------------------------------------------------------------------------------------
Investment Policies and    At least 65% of the  Portfolio's  total  assets must be invested  in  high-quality  fixed-income
Significant Restrictions:  securities  from worldwide bond markets,  denominated in foreign  currencies.  Portfolio may not invest  more  than 5% of its net  assets  in  futures
                           margins and/or premiums on options unless it is being
                           used for bona fide hedging  purposes.  For  temporary
                           defensive  purposes,  the  Portfolio may invest up to
                           100%  of  its  total   assets  in   short-term   U.S.
                           Government  securities and money market  instruments.
                           The  Portfolio  will  maintain  investments  in  debt
                           securities  of issuers from at least three  different
                           countries.  At  least  65% of the  Portfolio's  total
                           assets  will  be  invested  in debt  securities  from
                           jurisdictions  outside the U.S. The Portfolio may not
                           engage in short sale  transactions.  The Portfolio is
                           non-diversified.


-------------------------- -------------------------------------------------------------------------------------------------
Risks:                           Correlation risk             Hedging risk                       Market risk
                                 Credit risk                  Interest rate risk                 Non-diversification risk
                                 Currency risk                Liquidity risk                     Prepayment risk

-------------------------- ---------------------------- ---------------------------------- ---------------------------------
Allowable Investment             Dollar Roll                  Hedging                            When Issued and Forward
Strategies:                     Transactions                  TBA Transactions                  Commitment Securities
                                 Duration Management

-------------------------- ---------------------------- ---------------------------------- ---------------------------------
Allowable Investments:           Asset-Backed                 Indexed Notes, Currency            Municipal Instruments
                                Securities                   Exchange-Related Securities         Repurchase and Reverse
                                 Bank Obligations            and Similar Securities             Repurchase Agreements
                                 Brady Bonds                  Inflation-Indexed                  Stripped Instruments
                                 Corporate Debt              Securities                          U.S. Government and
                                Instruments                   Mortgage-Backed Securities        Agency Securities
                                 Foreign Instruments          Multi-National Currency            Warrants
                                 Illiquid Securities         Unit Securities or More             Zero Coupon Securities
                              Than One Denomination


-------------------------- ---------------------------- ---------------------------------- ---------------------------------
Minimum Quality Rating:                               S&P            Moody's         Thompson        Average Portfolio
                            S&P:     Moody's:    (Short-Term):    (Short-Term):     Bankwatch:            Quality:
                            BBB        Baa            A-2              P-2              B                  AA (Aa)

-------------------------- -------------------------------------------------------------------------------------------------
Average Weighted           The Portfolio's average U.S.  dollar-weighted  duration generally will not exceed one year, plus
Duration:                  or minus the average duration of the JP Morgan Global Government Bond Index (Non-U.S. Unhedged).

-------------------------- -------------------------------------------------------------------------------------------------
Hypothetical Expenses              1 Year                3 Years               5 Years                   10 Years
                                   ------                -------               -------                   --------
Per $1,000 Investment,              $ 6                    $ 19                  $ 33                      $ 75
Assuming A 5% Annual
Return:

-------------------------- ----------------------- --------------------- --------------------- -----------------------------


INTERNATIONAL PORTFOLIO OPERATING EXPENSES

                                        Advisory fees: 40%
                              Total fund operating expenses: 0.60%

Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratio for one or more Portfolios. The Investment Adviser has voluntarily agreed to cap the total operating expenses (exclusive of interest expense) at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.



============================================================================================================================
                                       INTERNATIONAL PORTFOLIO FINANCIAL HIGHLIGHTS
                                       (IN U.S. DOLLARS UNLESS OTHERWISE INDICATED)

============================================================================================================================
     FOR A SHARE EXCEPT WHERE OTHERWISE INDICATED       1/1/98 to 6/30/98 (u)  Year Ended 12/31/97    5/9/96* to 12/31/96
------------------------------------------------------- ---------------------- --------------------- =======================
Net asset value at beginning of period                  9.50                   10.20                 10.00
------------------------------------------------------- ---------------------- --------------------- =======================
Net investment income                                   0.24                   0.50                  0.38
Net realized gains or (losses) on investments,          (0.01)                 (0.56)                0.28
financial futures contracts, and foreign
currency-related transactions
------------------------------------------------------- ---------------------- --------------------- =======================
Total investment income                                 0.23                   (0.06)                0.66
------------------------------------------------------- ---------------------- --------------------- =======================
Distributions from net investment income                0.24                   0.14                  0.38
Distributions from net realized gain on investments,    ---                    0.14                  0.08
financial futures contracts, and foreign currency
related transactions
Distributions from capital stock in excess of par       ---                    0.36                  ---
value
======================================================= ---------------------- --------------------- =======================
Total distributions                                     0.24                   0.64                  0.46
======================================================= ---------------------- --------------------- =======================
Net asset value at end of period                        9.49                   9.50                  10.20
======================================================= ---------------------- --------------------- =======================
Total return on investment                              2.42% (c)              (0.43%)               6.66% (c)
Net assets at end of period in 000's                    76,976                 67,653                35,746
Ratio of operating expenses to average net assets (a)   0.60% (b)              0.60%                 0.60% (b)
Ratio of net investment income to average net assets    5.02% (b)              5.19%                 5.73% (b)
(a)
Decrease in above expense ratios due to waiver of       ---                    0.10%                 0.32% (b)
investment advisory fees
Portfolio turnover rate                                 643%                   809%                  539%
======================================================= ====================== ===================== =======================

(a)   Net of waivers and reimbursements
(b)   Annualized
(c)   Not annualized
(u)  Unaudited
*    Commencement of operations









                                             GLOBAL TACTICAL EXPOSURE PORTFOLIO

---------------------- ----------------------------------------------------------------------------------------------------
Fundamental            To attain a high level of total return, as may be consistent with the preservation of capital.
Investment Objective:

---------------------- ----------------------------------------------------------------------------------------------------
Portfolio Global fixed-income securities with tactical exposures to global fixed income and currency markets.
Description:

---------------------- ----------------------------------------------------------------------------------------------------
Performance            To outperform the JP Morgan 3-Month Eurodeposit Index.
Objective:

---------------------- ----------------------------------------------------------------------------------------------------
Investment  Policies  At  least  65% of the  Portfolio's  total  assets  must be invested in high-quality (AA, Aa or better) and Significant debt securities from
worldwide  bond  markets,   denominated   in  both  U.S.   Dollars  and  foreign
Restrictions:  currencies.  Portfolio  may not  invest  more  than 5% of its net assets in futures margins and/or
                       premiums on options unless it is being used for bona fide
                       hedging purposes.  For temporary defensive purposes,  the
                       Portfolio  may  invest up to 100% of its total  assets in
                       short-term  U.S.  Government  securities and money market
                       instruments.  The Portfolio will maintain  investments in
                       debt  securities of issuers from at least three different
                       countries   including  the  U.S.  At  least  35%  of  the
                       Portfolio's   total  assets  will  be  invested  in  debt
                       securities  from  jurisdictions   outside  the  U.S.  The
                       Portfolio   will  actively   utilize   currency   hedging
                       techniques  in an  attempt  to hedge at least  65% of its
                       foreign  currency  risks  to  the  extent  feasible.  The
                       Portfolio is non-diversified.



---------------------- ----------------------------- ------------------------------------ ---------------------------------
Risks:                       Correlation risk              Hedging risk                         Market risk
                             Credit risk                   Interest rate risk                   Non-diversification risk
                             Currency risk                 Liquidity risk                       Prepayment risk

---------------------- ----------------------------- ------------------------------------ ---------------------------------
Allowable Investment         Dollar Roll                   Hedging                              When Issued and Forward
Strategies:                 Transactions                   Short Sales Transactions            Commitment Securities
                             Duration Management           TBA Transactions

---------------------- ----------------------------- ------------------------------------ ---------------------------------
Allowable                    Asset-Backed                  Indexed Notes, Currency              Municipal Instruments
Investments:                Securities                    Exchange-Related Securities           Repurchase and Reverse
                             Bank Obligations             and Similar Securities               Repurchase Agreements
                             Brady Bonds                   Inflation-Indexed Securities         Stripped Instruments
                             Corporate Debt                Mortgage-Backed Securities           U.S. Government and
                            Instruments                    Multi-National Currency Unit        Agency Securities
                             Foreign Instruments          Securities or More Than One           Warrants
                             Illiquid Securities          Denomination                          Zero Coupon Securities



---------------------- ----------------------------- ------------------------------------ ---------------------------------
Minimum Quality                                     S&P             Moody's          Thompson        Average Portfolio
                                                                                                     -----------------
Rating:                  S&P:     Moody's:     (Short-Term):     (Short-Term):      Bankwatch:            Quality;
                                                                                                          --------
                         BBB         Baa            A-2               P-2                B                 AA (Aa)



---------------------- --------- ------------ ----------------- ----------------- ---------------- ------------------------
Average Weighted       The Portfolio's average U.S.  dollar-weighted duration generally will not exceed three months, plus
Duration:              or minus the average duration of the JP Morgan 3-Month Eurodeposit Index.

---------------------- ----------------------------------------------------------------------------------------------------
Note:                  The Global Tactical Exposure Portfolio  commenced  investment  operations on 3/25/93 under the name
                       International-Hedged  Portfolio.  The Portfolio was renamed Global  Tactical  Exposure on September
                       9, 1998.

---------------------- ------------------------- ----------------------- --------------------- ----------------------------
Hypothetical                    1 Year                  3 Years                5 Years                  10 Years
                                ------                  -------                -------                  --------
Expenses Per $1,000              $ 3                      $ 10                   $ 17                     $ 38
Investment, Assuming
A 5% Annual Return:

---------------------- ------------------------- ----------------------- --------------------- ----------------------------






               GLOBAL TACTICAL EXPOSURE PORTFOLIO OPERATING EXPENSES
                                Advisory fees: 0.10%
                       Total fund operating expenses: 0.30%

Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets, for reducing the expense ratio for one or more Portfolios. The Investment Adviser has voluntarily agreed to cap the total operating expenses (exclusive of interest expense) at 0.60% (on an annualized basis) of the Portfolio's average daily net assets. Until further notice, the Investment
Adviser has voluntarily lowered the advisory fee to 0.10% from 0.40%. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap.



===========================================================================================================================
                                 GLOBAL TACTICAL EXPOSURE PORTFOLIO FINANCIAL HIGHLIGHTS
                                       (IN U.S. DOLLARS UNLESS OTHERWISE INDICATED)

===========================================================================================================================
 FOR A SHARE OUTSTANDING THROUGHOUT THE     1/1/98 to    Year Ended     Year Ended    Year Ended   Year Ended   3/25/93*
                 PERIOD                    6/30/98 (u)    12/31/97       12/31/96      12/31/95     12/31/94    to
                                                                                                                 12/31/93
------------------------------------------ ------------ -------------- ------------- ------------- ------------ ===========
Net asset value at beginning of period     $10.05       9.80           10.19         10.00***      10.39        10.00
------------------------------------------ ------------ -------------- ------------- ------------- ------------ ===========
Net investment income                      0.20         0.41           0.47          0.19          0.20         0.44
Net realized gains or (losses) on          0.12         0.43           (0.15)        0.19          (0.46)       0.78
investments, financial futures, and
options contracts, and foreign
currency-related transactions
------------------------------------------ ------------ -------------- ------------- ------------- ------------ ===========
Total investment income                    0.32         0.84           0.32          0.38          (0.26)       1.22
========================================== ------------ -------------- ------------- ------------- ------------ ===========
Distributions from net investment income   0.27         0.36           0.47          0.19          0.20         0.44
Distributions in excess of net             ---          0.17           ---           0.00 (c)      ---          ---
investment income
Distributions from net realized gain on    ---          0.06           0.05          ---           0.50         0.39
investments, financial futures contracts
and foreign currency related transactions
Distributions in excess of net realized    ---          ---            0.09          ---           ---          ---
gain on investments, financial futures
contracts, and foreign currency related
transactions
Distributions from capital stock in        ---          ---            0.10          ---           ---          ---
excess of par value
------------------------------------------ ------------ -------------- ------------- ------------- ------------ ===========
Total distributions                        0.27         0.59           0.71          0.19          0.70         0.83
------------------------------------------ ------------ -------------- ------------- ------------- ------------ ===========
========================================== ------------ -------------- ------------- ------------- ------------ ===========
Net asset value at end of period           10.10        10.05          9.80          10.19         9.43 **      10.39
========================================== ------------ -------------- ------------- ------------- ------------ ===========
Total return on investment                 3.14% (b)    8.77%          3.18%         13.45% (b)    (2.53%)      16.37% (b)
Net assets at end of period in 000's       329,605      283,005        126,645       34,005        ---          17,867
Ratio of operating expenses to average     0.30 (b)     0.42%          0.60%         0.60% (b)     0.57%        0.60% (b)
net assets, exclusive of interest
expense (a)
Ratio of operating expenses to average     5.81% (b)    ---            ---           ---           ---          ---
net assets, inclusive of interest
expense (a)
Ratio of net income to average net         5.44% (b)    3.67%          4.65%         6.12% (b)     2.87%        5.86% (b)
assets (a)
Decrease in above expense ratios due to    0.30%        0.16%          0.06%         0.17% (b)     0.49%        0.28% (b)
waiver of investment advisory fees and
reimbursement of other expenses
Portfolio turnover rate                    411%         712%           784%          764%          1,282%       855%
========================================== ============ ============== ============= ============= ============ ===========

(a) Net of waivers and reimbursements (b) Annualized (c) Rounds to less than $0.01 (u) Unaudited * Commencement of operations
** Represents net asset value per share at 12/30/94. The Portfolio was fully liquidated on 12/30/94 based on this net asset value.
***  The Portfolio recommenced operations on 10/14/95.







              INTERNATIONAL OPPORTUNITIES PORTFOLIO

--------------------------- -----------------------------------------------------------------------------------------------
Investment Objective:       To attain a high level of total return, as may be consistent with the preservation of capital.

--------------------------- -----------------------------------------------------------------------------------------------
Portfolio Description:      Global  fixed-income  securities  with active  management of the  portfolio's  strategic hedge ratio.

--------------------------- -----------------------------------------------------------------------------------------------
Performance Objective:      To outperform the JP Morgan Global Government Bond Indices (both Non-U.S.  Hedged and Non-U.S.
                            Unhedged).

--------------------------- -----------------------------------------------------------------------------------------------
Investment  Policies  and At least 65% of the  Portfolio's  total assets must be invested in  high-quality  (AA, Aa or  Significant  Restrictions:  better)  debt securities from worldwide bond markets denominated in foreign currencies.
                            Portfolio  may not  invest  more  than 5% of its net
                            assets in futures margins and/or premiums on options
                            unless  it is  being  used  for  bona  fide  hedging
                            purposes.   For  temporary  defensive  purposes  the
                            Portfolio  may invest up to 100% of its total assets
                            in short-term U.S.  Government  securities and money
                            market  instruments.  The  Portfolio  will  maintain
                            investments  in debt  securities  of issuers from at
                            least three different countries. At least 65% of the
                            Portfolio's  total  assets  will be invested in debt
                            securities from  jurisdictions  outside the U.S. The
                            Portfolio may engage in currency hedging techniques.
                            The Portfolio is non-diversified.


--------------------------- -------------------------- ---------------------------------- ---------------------------------
Risks:                            Correlation risk           Hedging risk                       Market risk
                                  Credit risk                Interest rate risk                 Non-diversification risk
                                  Currency risk              Liquidity risk                     Prepayment risk

--------------------------- -------------------------- ---------------------------------- ---------------------------------
Allowable Investment              Dollar Roll                Hedging                            When Issued and Forward
Strategies:                      Transactions                Short Sales Transactions          Commitment Securities
                                  Duration Management        TBA Transactions

--------------------------- -------------------------- ---------------------------------- ---------------------------------
Allowable Investments:            Asset-Backed               Indexed Notes, Currency            Options
                                 Securities                 Exchange-Related Securities         Repurchase and Reverse
                                  Bank Obligations          and Similar Securities             Repurchase Agreements
                                  Brady Bonds               Inflation-Indexed Securities        Stripped Instruments
                                  Corporate Debt             Mortgage-Backed Securities         Swaps
                                 Instruments                 Multi-National Currency            U.S. Government and
                                  Foreign Instruments       Unit Securities or More            Agency Securities
                                  Illiquid Securities       Than One Denomination               Warrants
                                                             Municipal Instruments              Zero Coupon Securities



--------------------------- -------- -------------- --------------- ---------------- -------------- -----------------------
Minimum Quality Rating:                                  S&P            Moody's        Thompson       Average Portfolio
                             S&P:      Moody's:     (Short-Term):    (Short-Term):    Bankwatch:           Quality:
                              BBB         Baa            A-2              P-2              B               AA (Aa)

--------------------------- -------- -------------- --------------- ---------------- -------------- -----------------------
Average                     Weighted  Duration:  The  Portfolio's  average  U.S.
                            Dollar-weighted  duration  generally will not exceed
                            one year plus or minus the  average  duration of the
                            JP  Morgan  Global  Government  Bond  Indices  (both
                            Non-U.S.
                            Hedged and Non-U.S. Unhedged).

--------------------------- -----------------------------------------------------------------------------------------------
Hypothetical Expenses Per         1 Year                3 Years                5 Years                  10 Years
                                  ------                -------                -------                  --------
$1,000 Investment,                  $ 6                   $ 19
Assuming A 5% Annual
Return:

--------------------------- -------------------- ----------------------- --------------------- ----------------------------


               THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY






               INTERNATIONAL OPPORTUNITIES PORTFOLIO OPERATING EXPENSES

                                Advisory fees: 0.40%
                       Total fund operating expenses: 0.60%

    Under an Administration Agreement effective May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, including an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing the expense ratios of one or more Portfolios. "Total fund operating expenses" are based on estimated expenses for the current fiscal year.


                       INTERNATIONAL CORPORATE PORTFOLIO

--------------------------- ------------------------------------------------------------------------------------------------
Investment Objective:       To attain a high level of total return as may be consistent with the preservation of capital.


--------------------------- ------------------------------------------------------------------------------------------------
Portfolio Description:      Primarily invests in high quality (AA, Aa or better) corporate debt from worldwide bond markets, denominated in foreign currencies.

--------------------------- ------------------------------------------------------------------------------------------------
--------------------------- ------------------------------------------------------------------------------------------------
Performance Objective:      To outperform the JP Morgan Global Government Bond Index (Non-US Hedged).

--------------------------- ------------------------------------------------------------------------------------------------
--------------------------- ------------------------------------------------------------------------------------------------
Investment Policies and     At least 65% of the Portfolio's  total assets must be invested in  high-quality  corporate debt
Significant Restrictions:   securities  from worldwide bond markets  denominated in foreign  currencies.  The Portfolio may not invest more than 5% of its net assets in futures
                            margins  and/or  premiums  on  options  unless it is
                            being  used  for bona  fide  hedging  purposes.  For
                            temporary   defensive  purposes  the  Portfolio  may
                            invest up to 100% of its total assets in  short-term
                            U.S.   Government   securities   and  money   market
                            instruments. The Portfolio will maintain investments
                            in  corporate  debt  securities  of issuers  from at
                            least three different countries. At least 65% of the
                            Portfolio's   total   assets  will  be  invested  in
                            corporate debt securities from jurisdictions outside
                            the U.S. The Portfolio is non-diversified.


--------------------------- ------------------------------------------------------------------------------------------------
Risks:                            Correlation risk              Hedging risk                        Market risk
                                  Credit risk                   Interest rate risk                  Non-diversification
                                  Currency risk                 Liquidity risk                     risk
                                                                                                    Prepayment risk

--------------------------- ----------------------------- ----------------------------------- ------------------------------
Allowable Investment              Dollar Roll                   Hedging                             When Issued and
Strategies:                      Transactions                   Short Sales Transactions           Forward Commitment
                                  Duration Management           TBA Transactions                   Securities

--------------------------- ----------------------------- ----------------------------------- ------------------------------
Allowable Investments:            Asset-Backed                  Indexed Notes, Currency             Municipal Instruments
                                 Securities                    Exchange-Related Securities          Repurchase and Reverse
                                  Bank Obligations             and Similar Securities              Repurchase Agreements
                                  Brady Bonds                   Inflation-Indexed Securities        Stripped Instruments
                                  Convertibles                  Mortgage-Backed Securities          U.S. Government and
                                  Corporate Debt                Multi-National Currency            Agency Securities
                                 Instruments                   Unit Securities or More Than         Warrants
                                  Foreign Instruments          One Denomination                     Zero Coupon Securities
                                  Illiquid Securities


--------------------------- -------- ------------ ---------------- ----------------- --------------- -----------------------
Minimum Quality Rating:                                 S&P            Moody's          Thompson       Average Portfolio
                             S&P:     Moody's:     (Short-Term):    (Short-Term):      Bankwatch:           Quality:
                              BBB        Baa            A-2              P-2               B                AA (Aa)

--------------------------- -------- ------------ ---------------- ----------------- --------------- -----------------------
Average                     Weighted  Duration:  The  Portfolio's  average  U.S.
                            Dollar-weighted  duration  generally will not exceed
                            one year plus or minus the  average  duration of the
                            JP  Morgan  Global  Government  Bond  Index  (Non-US
                            Hedged).

--------------------------- ------------------------------------------------------------------------------------------------
Hypothetical Expenses Per           1 Year                3 Years
                                    ------                -------
$1,000 Investment,                    $ 3                   $ 8
Assuming A 5% Annual
Return:

--------------------------- ------------------------ ------------------- --------------------- -----------------------------



            THIS PORTFOLIO HAS NOT YET COMMENCED INVESTMENT ACTIVITY








                       INTERNATIONAL CORPORATE PORTFOLIO OPERATING EXPENSES

                                     Advisory fees: 0.10%
                              Total fund operating expenses: 0.25%

   Under an Administration Agreement dated May 29, 1998, between the Fund and Investors Capital, Investors Capital provides administrative services to the Fund, for an incentive fee, capped at 0.02% of the Portfolio's average daily net assets for reducing expense ratios of one or more Portfolios. The incentive fee is not included in the figures above. The Investment Adviser has voluntarily agreed to cap total operating expenses (exclusive of interest expense) at 0.25% (on an annualized basis) of the Portfolio's average net assets. The Investment Adviser will not attempt to recover prior period reimbursements should expenses fall below the cap. "Other Expenses" are based on estimated expenses for the current fiscal year.


Short Sales
Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         Risks: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.


TBA (To Be Announced) Transactions In a TBA transaction, the type of mortgage-related securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year FNMA 9's and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.


         Risks: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value


When Issued and Forward Commitment Securities The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to a Portfolio until settlement. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

         Risks: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.


  GENERAL DESCRIPTION OF INVESTMENTS AND ASSOCIATED
                        RISKS

Asset-Backed Securities
Asset-backed  securities  are secured by or backed by
assets other than  mortgage-related  assets,  such as
automobile   and  credit  card   receivables.   These
securities  are  sponsored  by such  institutions  as
finance    companies,    finance    subsidiaries   of
industrial    companies   and    investment    banks.
Asset-backed      securities      have     structural
characteristics     similar    to     mortgage-backed
securities,  however,  the underlying  assets are not
first lien mortgage  loans or interests,  but include
assets such as:
a.        motor vehicle installment sale contracts,
b.        other installment sale contracts,
c.        home equity loans,
d.        leases  of   various   types  of  real  and
personal property, and
e. receivables from revolving credit (credit card) agreements.

Portfolios will only purchase asset-backed securities that the Investment Adviser determines to be liquid.

         Risks: Since the principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.


Bank Obligations
Bank obligations are bank issued securities. These instruments include:

a.                 Time Deposits,     e.                 Deposit Notes,       h.      Variable Rate Notes,
b.                 Certificates   of  f.                 Eurodollar Time      i.      Loan Participations,
Deposit,                              deposits,                               j.      Variable Amount Master Demand Notes,
c.                 Bankers'           g.    Eurodollar Certificates of        k.      Yankee CDs, and
Acceptances,                               Deposit,                           l.      Custodial Receipts
d.                 Bank Notes,

         Risks:   Investing   in   bank   obligations
         exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.


Brady Bonds
Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, over $154 billion (face amount) of Brady Bonds have been issued by the governments of thirteen countries, the largest proportion having been issued by Argentina,
Brazil, Mexico and Venezuela. Brady Bonds are either collateralized or uncollateralized, issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

         Risks: Brady Bonds are generally issued to countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.


Convertible Securities
Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

         Risks: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.


Corporate Debt Instruments
Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of the security to be in the Portfolio's best interests.

         Risks:    Investing   in   corporate    debt
         securities    subjects   a   Portfolio    to
         interest rate changes and credit risks.


Foreign Instruments

a.  Foreign Securities
Foreign securities are securities denominated in currencies other than the U.S. dollar and may be denominated in any single currency or multi-currency units. The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolios to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Global and International Portfolios, other than Emerging Markets, will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the European Currency Unit. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b.    Foreign    Government,     International    and
         Supranational Agency Securities
These securities include debt obligations issued or guaranteed by foreign governments or their subdivisions, agencies and instrumentalities, and debt obligations issued or guaranteed by international agencies and supranational entities.

         Risks: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. Investments, including expropriation of assets, taxation, political or social instability and low financial reporting standards--all of these could cause declines in investment return.

c.   Emerging Markets Securities
Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the Morgan Stanley Composite Index (MSCI) or by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

         Risks: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:


         a.    relatively unstable governments;                               d.    restrictions on foreign ownership;
         b.    present  the  risk  of  sudden  adverse   government           e.    prohibitions of repatriation of assets; or
               action;                                                        f.    less  protection  of property  rights than
         c.    nationalization of businesses;                                      more developed countries



         The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.


Illiquid Securities
Illiquid  securities are  securities  which cannot be
sold  or  disposed  of  in  the  ordinary  course  of
business  within  seven  days  at  approximately  the
value   at  which  a   Portfolio   has   valued   the
investments.  These include:
1.    securities    with    legal   or    contractual
     restrictions on resale,
2.    time   deposits,   repurchase   agreements  and
     dollar  roll   transactions   having  maturities
     longer than seven days, and
3. securities not having readily available market quotations.
Although mutual fund Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the 1933 Securities Act, as amended, but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. Rule 144A securities generally must be sold to other qualified institutional buyers. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% (or 10%) limitation on investment in illiquid securities. The Investment Adviser will monitor the liquidity of such restricted securities under the supervision of the Board of Directors.

         Risks: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.


Indexed Notes, Currency Exchange-Related Securities and Similar Securities These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

         Risks: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which each Portfolio may invest.


Inflation-Indexed Securities
Inflation-Indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection" issues. The initial issues are ten year notes which are issued quarterly. Other maturities will be sold at a later date. The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index for Urban Consumers. These securities may be eligible for coupon stripping under the U.S. Treasury program. In addition to the U.S. Treasury's issues, inflation-indexed securities include inflation-indexed securities from other countries such as Australia, Canada, New Zealand, Sweden and the United Kingdom.

         Risks: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Portfolios many also invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

         The U.S. Treasury has only recently begun issuing inflation-indexed bonds. As such, there is no trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop, although one is expected to continue to evolve. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.


Mortgage-Backed Instruments
Mortgage-backed     securities     are     securities
representing   ownership   interests   in,   or  debt
obligations   secured   entirely  or  primarily   by,
"pools" of residential  or commercial  mortgage loans
or      other       mortgage-backed       securities.
Mortgage-backed  securities  may  take a  variety  of
forms, but the two most common being:
1.    Mortgage-pass through securities issued by
     a.    the    Government     National    Mortgage
     Association (Ginnie Mae),
     b.    the Federal National Mortgage  Association
     (Fannie Mae),
     c.   the    Federal    Home    Loan     Mortgage
     Corporation (Freddie Mac),
     d.   commercial   banks,    savings   and   loan
         associations,  mortgage  banks or by issuers
         that  are  affiliates  of  or  sponsored  by
         such entities, and
2.   Collateralized   mortgage   obligations   (CMOs)
which are debt obligations collateralized by such assets

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

         Risks: Portfolios may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase when interest rates fall and decrease when interest rates rise. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.


Multi-National Currency Unit Securities or More Than One Currency Denomination Multi-national currency unit securities are tied to currencies of more than one nation. This includes the European Currency Unit--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). Each Portfolio may invest in securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

         Risks:         Investments         involving
         multi-national  currency  units are  subject
         to  changes  in  currency   exchange   rates
         which may  cause the value of such  invested
         securities  to  decrease   relative  to  the
         U.S. dollar.


Municipal Instruments
Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

         Risks:      Investments     in     municipal
         instruments     are     subject    to    the
         municipality's   ability   to  make   timely
         payment.   Municipal  instruments  may  also
         be subject to bankruptcy protection should the municipality file for such protection.


Repurchase and Reverse Repurchase Agreements Under a repurchase agreement, a bank or securities firm (that is a dealer in U.S. Government Securities reporting to the Federal Reserve Bank of New York) agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Fund will maintain a segregated custodial account for each Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

         Risks: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur to all or part of the income, proceeds or rights in the security.


Stripped Instruments
Stripped  instruments  are bonds,  reduced to its two
components:  its rights to receive periodic  interest
payments  (IOs)  and  rights  to  receive   principal
repayments   (POs).   Each  component  is  then  sold
separately.  Such instruments include:
a.    Municipal Bond Strips
b.    Treasury Strips
c.    Stripped Mortgage-Backed Securities

         Risks: POs do not pay interest, its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.


Total Return Swaps
A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

         Risks: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument.



U.S. Government and Agency Securities and Government-Sponsored Enterprises/Federal Agencies U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolios may also invest in other securities may be issued by a U.S. Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:
     a.   U.S. Treasury Department
     b.   Farmer's Home Administration
     c.   Federal Home Loan Mortgage Corporation
     d.   Federal National Mortgage Association
     e.   Student Loan Marketing Association
     f.   Government National Mortgage Association


         Risks:  Investing  in  securities  backed by
         the  full  faith  and  credit  of  the  U.S.
         Government   are   guaranteed   only  as  to
         interest rate and face value at maturity, not its current market price.


Warrants
A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

         Risks: Warrants retain their value only so long as the stock retains its value.
         Typically, when the value of the stock drops, the value of the warrant drops.


Zero Coupon Securities
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

         Risks: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities.


                 PORTFOLIO TURNOVER

Costs associated with Portfolio turnover have historically been and are expected to remain low relative to equity fund turnover costs. These anticipated Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration and could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.


               SHAREHOLDER INFORMATION


             DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by AMT Capital Securities, L.L.C. pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital bears the expense of its distribution activities.


                      PURCHASES

Shares of each Portfolio, other than Emerging Markets, Global High Yield and Global Tactical Exposure may be purchased at each Portfolio's net asset value next determined after receipt of the order. Submitted orders should include a completed Account Application to AMT Capital Securities L.L.C.or Investors Capital, Inc. and a wiring of federal funds to AMT Capital's "Fund Purchase Account" at Investors Bank & Trust Company (IBT) in Boston, Massachusetts. IBT serves as the Fund's transfer agent. The offering of shares of each Portfolio is continuous and purchases of shares may be made Monday through Friday, except for the holidays declared by the Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial Day, Fourth of July, Labor Day, Columbus Day, Veterans Day, Thanksgiving, and Christmas. These Portfolios offer shares at a public offering price equal to the net asset value next determined after a purchase order becomes effective. The Emerging Markets, Global High Yield and Global Tactical Exposure Portfolios offer shares at a public offering price equal to the net asset value determined on the last business day of each month and on any other business days in which the investment adviser approves a purchase at the net asset value determined on those days.

The minimum initial investment in any Portfolio of the Fund is $100,000, which may be waived at the discretion of the Investment Adviser or Distributor. Additional purchases may be of any amount. There are no sales commissions (loads) or 12b-1 fees. Share purchases must be made by wire transfer of Federal funds. Subject to the above offering dates, initial share purchase orders are effective on the date AMT Capital/Investors Capital receives a completed Account Application Form (and other required documents) and Federal funds become available to the Fund in the Fund's account with the Transfer Agent as set forth below. The shareholder's bank may impose a charge to execute the wire transfer.

In order to purchase shares on a particular Business Day, subject to the offering dates described above, a purchaser must call Investors Capital at (800) 762-4848 [or within the City of New York, (212) 332-5211] prior to 4:00 p.m. Eastern time to inform the Fund of the incoming wire transfer. Investors must clearly indicate which Portfolio is to be purchased. If Federal funds are received by the Fund that same day, the order will be effective on that day. If the Fund receives notification after 4:00 p.m. Eastern time or if Federal funds are not received by the Transfer Agent, such purchase order shall be executed as of the date that Federal funds are received. Shares purchased will begin accruing dividends on the day Federal funds are received.

                                                    WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company, Boston, Massachusetts.
ABA Number:         011-0010438
Account Name:       AMT Capital Securities, L.L.C. - Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                                                        REDEMPTIONS

All Fund shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined once the Transfer Agent receives proper notice of redemption (as described below). In the case of the Global and International Portfolios, if notice of redemption is received by the Transfer Agent by 4:00 p.m. Eastern Time on any Business Day, the redemption will be effective. Payment will be made within seven calendar days, but generally two business days following receipt of such notice. If the notice is received on a day that is not a Business Day or after 4:00 p.m. Eastern the redemption notice will be deemed received as of the next Business Day.

No charge is imposed by the Fund to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. Redemptions may be executed in any amount requested by the shareholder up to the amount the shareholder has invested in the Fund.

To redeem shares, a shareholder or any authorized agent (so designated on the Account Application
Form) must provide the Transfer Agent with:
1.    the dollar or share amount to be redeemed;
2. the account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on its Account Application Form);
3.    the name of the shareholder; and
4.    the shareholder's account number.

Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

A shareholder may change its authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A shareholder may request redemption by calling the Transfer Agent at (800) 247-0473. Telephone redemption is made available to shareholders of the Fund on the Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

In an attempt to reduce expenses, the Fund may redeem shares of any shareholder whose Portfolio account has a net asset value lower than $100,000. A shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 day's prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund may also redeem shares in an account of the shareholder as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.


          DETERMINATION OF NET ASSET VALUE

Portfolio net asset value is determined by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day for each Portfolio.


                      DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application Form. Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. In the unlikely event that a Portfolio realizes net short-, mid- or long-term capital gains (i.e., with respect to assets held more than one year), the Fund will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash) them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium) of each Portfolio, will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day.

                    VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes of fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders. The election of the Fund's Board of Directors and the approval of the Fund's independent auditors are voted upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The directors shall call a special meeting of the Fund upon written request of shareholders owning at least 10% of the Fund's outstanding shares.

                 TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each Portfolio under applicable state or local law.

Federal Income Taxes
Each active Portfolio currently qualifies and intends to continue to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended. To be a RIC, a Portfolio must meet certain income, distribution and diversification requirements. In any year in which a Portfolio qualifies as a RIC while distributing all of its taxable income, and substantially all of its net tax-exempt interest income on a timely basis, the Portfolio generally will not pay U.S. federal income or excise tax. In any year a Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax in the same manner as an ordinary corporation and distributions to shareholders will be taxable as ordinary income to the extent of the earnings and profits of the Portfolio. Distributions in excess of earnings and profits will be treated as a tax-free return of capital, to the extent of a holder's basis in its shares, and any excess, as a long or short-term capital gain.

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account Application Form to receive cash payments for such distributions. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable mid-term or long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction. Under the Taxpayer Relief Act of 1997, different tax rates apply to net capital gain depending on the taxpayers holding period and marginal rate of federal income tax. Generally, these are 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. Each Portfolio will notify its shareholders regarding the portions of any net capital gain distribution taxed at the 28% and 20% tax rates.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Fund and its shareholders. As noted above, IRAs receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

State and Local Taxes
A  Portfolio  may  be  subject  to  state,  local  or  foreign  taxation  in any jurisdiction in which the Portfolio may be deemed to be doing business. Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

FUND MANAGEMENT

                 BOARD OF DIRECTORS

The Fund's Board of Directors is responsible for the Fund's overall management and supervision. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause, and Onder John Olcay. Additional information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the Fund - Board of Directors."


                 INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer Francis Trees & Watts, Inc. serves as Investment Adviser to the Fund. The investment Adviser continuously conducts investment research and is responsible for the purchase, sale or exchange of the Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation currently managing over $29 billion in assets for numerous fixed-income Portfolios. The Adviser currently advises over 90 major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the Investment Adviser is in excess of $200 million. The Investment Adviser is also the sub-adviser to three portfolios of two other open-end management investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.


               INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign sub-adviser to the Global and International Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and currently manages approximately $6 billion in multi-currency fixed-income portfolios for institutional clients. The Investment Adviser pays the Sub-Adviser monthly from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Global and International Portfolios. The Sub-Adviser's offices are located at 3 Royal Court, The Royal Exchange, London, EC 3V 3RA. The Investment Sub-adviser is directly or indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.


                 PORTFOLIO MANAGERS

Liaquat  Ahamed,   Managing   Director.   Mr.  Ahamed
joined  FFTW in 1988  after nine years with the World
Bank,  where he was in charge of all  investments  in
non-U.S.  dollar government bond markets.  Mr. Ahamed
also served as an  economist  with senior  government
officials   in   the    Philippines,    Korea,    and
Bangladesh.  He has a B.A. in economics  from Trinity
College,   Cambridge   University   and  an  A.M.  in
economics from Harvard University.

Simon   G.    Hard,    General    Manager    of   the
Sub--Adviser.  Mr.  Hard  joined  FFTW in  1989  from
Mercury Asset  Management,  the investment  affiliate
of S.G.  Warburg  & Co.,  Ltd.  His  responsibilities
there  included  the  formulation  of global bond and
currency investment  policies,  and the management of
interest  rate and  currency  exposures of the firm's
specialist  non-dollar   portfolios.   Mr.  Hard  was
previously  first vice  president  and London  branch
manager of Julius Baer  Investment  Management,  Inc.
Mr.  Hard has an MA in modern  history  from  Lincoln
College,  Oxford  University  and  an  Mphil  in  the
history  and   philosophy  of  science  from  Wolfson
College, Cambridge University.


                    ADMINISTRATOR

Pursuant to an Administration Agreement dated May 29, 1998, Investors Capital serves as the Fund's Administrator. Investors Capital assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including: custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services.

The Fund pays Investors Capital a monthly fee at an annual rate of 0.07% of the average daily net assets of the Fund on the first $350 million, 0.05% thereafter up to $2 billion, 0.04% thereafter up to $5 billion, and 0.03% on assets over $5 billion. The Fund also reimburses Investors Capital for certain costs. In addition, the Fund has agreed to pay Investors Capital an incentive fee for reducing the Portfolio expense ratio of one or more of the Fund's Portfolios below the specified expense ratio. The maximum incentive fee is 0.02% of the average daily net assets of a Portfolio.


             POTENTIAL YEAR 2000 PROBLEM

                  Like other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by the advisor/administrator and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The advisor/administrator are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund nor can there be any assurance that the Year 2000 Problem will not have an adverse effect on the companies whose securities are held by the Fund or on global markets or economies, generally.


                   CONTROL PERSON

As of August 31, 1998, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Fund that represent
_____% of the Fund's total net assets and therefore, may be deemed a control person.


           CUSTODIAN AND ACCOUNTING AGENT

Investors  Bank  &  Trust  Company,  P.O.  Box  1537,
Boston,  Massachusetts  02205-1537,  is Custodian and
Auditing Agent for the Fund.


       TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, P.O. Box 1537, Boston, Massachusetts 02205-1537, is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.


                    LEGAL COUNSEL

Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005-1208, is legal counsel for the Fund.


                INDEPENDENT AUDITORS

Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, is the independent auditor for the Fund. Ernst & Young LLP also renders accounting services to the Investment Adviser.


                SHAREHOLDER INQUIRIES

Fund inquiries may be made by writing to AMT Capital Securities, LLC., 399 Park Avenue, New York, New York 10022 or by calling Investors Capital at (800) 762-4848 [or (212) 332-5211, if
within New York City].





                        FFTW FUNDS, INC.

    200 Park Avenue, 46th Floor, New York, New York 10166
                        (212) 681-3000



                       Distributed by:
                 AMT CAPITAL SECURITIES, LLC
                       600 Fifth Avenue
                      New York, NY 10020
                        (212) 332-5211




                STATEMENT OF ADDITIONAL INFORMATION
                      September __, 1998

FFTW  Funds,   Inc.  (the  "Fund")  is  a  no-load,   open-end
management  investment  company  managed  by  Fischer  Francis

Trees &  Watts,  Inc.  (the  "Investment  Adviser").  The Fund

currently   consists   of   twenty-one   portfolios   (each  a
"Portfolio") grouped in two Prospectuses as described below:

 U.S. Portfolios Prospectus       Global and International Portfolios Prospectus
 ---------------------------      ----------------------------------------------
       Money Market                          Worldwide

       Mortgage LIBOR                        Worldwide-Hedged

       U.S. Short-Term                       International

       Stable Return                         Global Tactical Exposure

       Mortgage Total Return                 International Opportunities

       Asset-Backed                          International Corporate

       High-Yield                            Emerging Markets

       Enhanced Index                        Global High Yield

       U.S. Treasury                         Inflation-Indexed

       U.S. Corporate                        Inflation-Indexed Hedged

       Broad Market


This Statement of Additional Information is not a prospectus and should be read in conjunction with each Portfolio's Prospectus dated September __, 1998. The two Prospectuses have been filed with the Securities and Exchange Commission and can be obtained, without charge, by calling or writing AMT Capital Securities at the telephone number or address stated above. This Statement of Additional Information incorporates by reference the Prospectus.


                                    CONTENTS


                                                                                       Page
     Overview of the Fund                                                                3
          History of the Fund                                                            3
          Organization of the Fund                                                       3
          Management of the Fund                                                         3
          Principal Securities Holders                                                   8
          Distribution of Fund Shares                                                   11
     Supplemental Investment Information                                                12
          Supplemental Descriptions of Investments                                      12
          Supplemental Descriptions of Investment Techniques                            16
          Supplemental Discussion of Risks Associated with the fund's Investment
          Policies and Investment Techniques
          Supplemental Hedging Techniques                                               19
          Investment Restrictions                                                       26
          Portfolio Transactions                                                        28
     Supplemental Tax Considerations                                                    29
     Shareholder Information                                                            33
     Calculation of Performance Data                                                    34
     Financial Statements                                                               36
     Appendix                                                                           37
          Merrill Lynch 1-2.99 Year Treasury Index                                      37
          Quality Rating Descriptions                                                   37




                     OVERVIEW OF THE FUND

                     HISTORY OF THE FUND

From its inception on February 23, 1989 to September 27, 1989, Fund's name was "FFTW Institutional Reserves Fund, Inc.". The Fund commenced operations on December 6, 1989. From September 27, 1989 to July 22, 1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term Portfolio commenced operations on December 6, 1989, Worldwide Portfolio commenced operations on April 15, 1992 and Worldwide-Hedged Portfolio commenced operations on May 19, 1992. These Portfolios were called the Short-Term Series (and prior to September 18, 1991 as FFTW Institutional Reserves Fund), Worldwide Series and Worldwide Hedged Series, respectively. The Board of Directors recently approved a name change for several Portfolios, eliminating "Fixed Income" from their name. In August of 1998, the name of the International-Hedged Portfolio was changed to the Global Tactical Exposure Portfolio.

                           ORGANIZATION OF THE FUND

Stock Issuance
The Fund's authorized capital stock consists of 4,200,000,000 shares, each with $.001 par value. Each Portfolio has been allocated 200,000,000 shares.

Shareholder Voting
Each Portfolio's shares have equal voting rights--all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non-assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights.

The Fund's shares have non-cumulative voting rights. Thus, in a Board of Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors.

Cross Portfolio Liability
No Portfolio of the Fund shall be liable for the obligations of any other Portfolio.


                    MANAGEMENT OF THE FUND

Board of Directors and Officers
The Fund is managed by its Board of Directors. The individuals listed below are the officers and directors of the Fund. An asterisk (*) placed next to the name of each director means the director is an "interested person" of the Fund. Such term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), by virtue of his affiliation with the Fund or the Investment Adviser.

John C Head III, Fund Director
1330 Avenue of the Americas, New York, New York Mr. Head has been a Managing Member of Head & Company L.L.C. since 1987. He is Chairman of the Board of ESG Re Limited and a Director of PartnerRe Ltd., Kiln Capital plc and other private companies.

Lawrence B. Krause, Fund Director
University of California - San Diego ("UCSD"), La Jolla, CA. Mr. Krause is a member of the Editorial Advisory Board of the Political Science Quarterly, a member of the Council on Foreign Relations, and Vice-Chairman of the U.S. National Committee for Pacific Economic Cooperation. In December, 1990, he was selected as the first holder of the Pacific Economic Cooperation Chair at UCSD. In 1989, Mr. Krause became the Director, Korea-Pacific Program at UCSD. In 1988, he was named Coordinator of the Pacific Economic Outlook Project for the Pacific Economic Cooperation Conference. Mr. Krause was the first appointment to the new Graduate School of International Relations and Pacific Studies at UCSD and joined the faculty as a professor on January 1, 1987. From 1969 - 1986 Mr. Krause was a senior fellow of the Brookings Institution. Mr. Krause is also an author of numerous publications.

*Onder John Olcay, Fund Chairman of the Board
200  Park  Avenue,   New  York,  NY.  Mr.  Olcay  has  been  a
shareholder and Managing Director of the Investment Adviser for the last six years.

Stephen P. Casper, Fund Treasurer & Managing Director 200 Park Avenue, New York, NY Mr. Casper has been a shareholder and Managing Director of the Investment
Adviser since December 1991. In addition, Mr. Casper has been the Chief Financial Officer of the Investment Adviser since February 1990. From March 1984 through January 1990, Mr. Casper was Treasurer of Rockefeller & Company, a registered investment adviser.

Carla E. Dearing,  Fund Assistant Treasurer
600 Fifth Avenue, New York, NY. Ms. Dearing serves as President and Director of Investors Capital Services and was a co-founder of the firm in March, 1992. Ms. Dearing was a former Vice President of Morgan Stanley & Co., where she worked from June 1984 to August 1986 and from November 1988 to January 1992.

William E. Vastardis,  Fund Secretary and Treasurer
600 Fifth Avenue, New York, NY. Mr. Vastardis serves as Managing Director and Head of Fund Administration for Investors Capital Services. Prior to April 1992, Mr. Vastardis served as Vice President and head of the Vanguard Group Inc.'s private label administration unit for seven years, after working six years in Vanguard's fund accounting operations.


No employee of the Investment Adviser nor Investors Capital Services receives compensation from the Fund for acting as an officer or director of the Fund. The Fund pays each director who is not a director, officer or employee of the Investment Adviser or Investors Capital Services or any of their affiliates, a fee of $1,000 for each meeting attended, and each of the Directors receive an annual retainer of $20,000 which is paid in quarterly installments.

                                     Director's Compensation Table
                                  Fiscal Year Ended December 31, 1997


------------------------------- -------------------------------- -------------------------- ------------------- -------------------
           Director               Aggregate Compensation    Pension or Retirement     Estimated Annual     Total Compensation From
                                      From Registrant      Benefits Accrued As Part     benefits Upon    Registrant and Fund Complex
                                                             of Fund Expenses           Retirement       Paid to Directors
--------------------------------------- -------------------------- ------------------- -------------------------------
--------------------------------------- -------------------------- ------------------- -------------------------------
Stephen P. Casper                         $0                         $0                           $0                      $0
--------------------------------------- -------------------------- ------------------- -------------------------------
--------------------------------------- -------------------------- ------------------- -------------------------------
John C Head III                           $20,000                    $0                           $0                      $20,000
--------------------------------------- -------------------------- ------------------- -------------------------------
--------------------------------------- -------------------------- ------------------- -------------------------------
Lawrence B. Krause                        $20,000                    $0                           $0                      $20,000
--------------------------------------- -------------------------- ------------------- -------------------------------
--------------------------------------- -------------------------- ------------------- -------------------------------
Paul Meek                                 $20,000                    $0                           $0                      $20,000
--------------------------------------- -------------------------- ------------------- -------------------------------
--------------------------------------- -------------------------- ------------------- -------------------------------
Onder John Olcay                          $0                         $0                           $0                      $0
--------------------------------------- -------------------------- ------------------- -------------------------------
--------------------------------------- -------------------------- ------------------- -------------------------------
Stephen J. Constantine                    $0                         $0                           $0                      $0
--------------------------------------- -------------------------- ------------------- -------------------------------

By  virtue  of the  responsibilities  assumed  by  the  Investment  Adviser  and
Investors   Capital   Services  and  their  affiliates  under  their  respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of March 31, 1997.

Investment Adviser and Sub-Adviser Agreements The Fund has two sets of advisory agreements, one for U.S. Short-Term, Worldwide and Worldwide-Hedged, and one for each of the other eighteen Portfolios. The Fund also has two sets of sub-advisory agreements, one for Worldwide and Worldwide-Hedged, and one for each of other Global and International Portfolios.

Pursuant to their terms, the advisory agreements between the Fund and the Investment Adviser (the "Advisory Agreements") and the sub-advisory agreements (the "Sub-Advisory Agreements") between the Investment Adviser and its affiliate Fischer Francis Trees & Watts (the "Sub-Adviser"), remain in effect for two years following their date of execution. Thereafter, such agreements will automatically continue for successive annual periods. Continuance thereafter, is specifically approved at least annually. Continuance is voted on by the Board of Directors or the vote of a Portfolio's "majority" (as defined in the 1940 Act) of outstanding voting shares as a single class, provided, that in either event, the continuance is also approved by: a. at least a majority of the Board of Directors who are not  "interested  persons"  (as defined in the 1940 Act)
      of the Fund,
b.     the Investment Adviser, or
c. the Sub-Adviser by vote cast in person at a meeting called for the purpose of voting on such approval.
The following table highlights the dates in which the Advisory Agreements were last approved by the Board of Directors and by a majority of shareholders

                                        Last Advisory Agreement Approval Dates


                U.S. Portfolios                     Last Board Approval            Last Shareholder Approval
                  Money Market                            2/11/98                           1/21/97
                 Mortgage LIBOR                            7/7/98
                U.S. Short -Term                          2/11/98                           4/3/91
                 Stable Return                            2/11/98                           2/18/93
             Mortgage Total Return                        2/11/98                           1/2/96
                  Asset-Backed                             7/7/98
                   High Yield                              7/7/98
                 Enhanced Index                            7/7/98
                 U.S. Treasury                            2/11/98                           1/21/97
                 U.S. Corporate                            7/7/98
                  Broad Market                            2/11/98                           1/21/97


            International Portfolios                Last Board Approval            Last Shareholder Approval
                   Worldwide                              2/11/98                          12/31/92
                Worldwide-Hedged                          2/11/98                          12/31/92
                 International                            2/11/98                           2/18/93
            Global Tactical Exposure                      2/11/98                           2/18/93
          International Opportunities                      7/7/98
            International Corporate                        7/7/98
                Emerging Markets                          2/11/98                           1/21/97
               Global High Yield                           7/7/98
               Inflation-Indexed                          2/11/98                           1/21/97
            Inflation-Indexed Hedged                      2/11/98                           1/21/97

The following table highlights the dates in which the Sub-Advisory Agreements were last approved by the Board of Directors and by a majority of shareholders.

          Last Sub-Advisory Agreement Approval Dates

            International Portfolios          Last Board Approval        Last Shareholder Approval
                   Worldwide                        2/11/98                      12/31/92
                Worldwide-Hedged                    2/11/98                      12/31/92
                 International                      2/11/98                       2/18/93
            Global Tactical Exposure                2/11/98                       2/18/93
          International Opportunities                7/7/98
            International Corporate                  7/7/98
                Emerging Markets                    2/11/98                       1/21/97
               Global High Yield                     7/7/98
               Inflation-Indexed                    2/11/98                       1/21/97
            Inflation-Indexed Hedged                2/11/98                       1/21/97

Each  Advisory  and   Sub-Advisory   Agreement  is  terminable
without penalty:
a.     on not  less  than 60  days'  notice  by the  Board  of Directors;
b.     by a vote of the holders of a majority of the  relevant
       Portfolio's   outstanding  shares  voting  as  a  single class; or
c. upon not less than 60 days' notice by the Investment Adviser or the Sub-Adviser.
Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its "assignment" (as defined in the 1940 Act).

Adviser's/Sub-Adviser's Payment of Fund Expenses
The Investment  Adviser pays all of its expenses  arising from
its   performance   obligations   pursuant  to  the   Advisory
Agreements, including:
a. all executive salaries and expenses of the Fund's directors,
b.     officers employed by the Investment Adviser, or
c.     its affiliates and office rent of the Fund.

The Investment Adviser will pay all of the fees payable to its affiliate as Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

Fund's Payment of Fund Expenses
Subject to the expense reimbursement provisions described in the Prospectus under "Fund Expenses," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation:


a.     investment advisory fees,                                   k.     sale,
b.     brokerage commissions,                                      l.     repurchase or redemption of shares,
c.     insurance  premiums  and  extraordinary  expenses  such as  m.     expenses of  registering  and  qualifying  shares of the
       litigation expenses,                                               Fund under federal and state laws and regulations,
d.     fees and expenses of independent attorneys,                 n.     expenses of printing and distributing reports,
e.     auditors,                                                   o.     notices and proxy materials to existing shareholders,
f.     custodians,                                                 p.     expenses of printing and filing reports and other
                                                                          documents filed with governmental agencies,
g.     accounting agents,                                          q.     expenses of annual and special shareholders' meetings,
h.     transfer agents,                                            r.     membership dues in the Investment Company Institute,
i.     taxes,                                                      s.     interest,
j.     cost  of  stock   certificates   and  any  other  expenses  t.     fees and expenses of  directors  of the Fund who are not
      (including clerical expenses) of issue,                             employees of the Investment Adviser or its affiliates.

Portfolio's Payment of Fund Expenses
Fund expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation (subject to expense caps as described under "Fund Expenses" in the Prospectus) for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the Investment Adviser a monthly advisory fee (each of U.S. Short-Term, Worldwide and Worldwide-Hedged pays its fees quarterly) calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the month (quarter):



                     U.S. Portfolios                                                            Rates
                     Money Market         ........................................................0.10%
                     Mortgage LIBOR       ........................................................0.30%
                     U.S. Short -Term*    0.15%
                     Stable Return**      ........................................................0.15%
                     Mortgage Total Return***.....................................................0.30%
                     Asset-Backed         ........................................................0.10%
                     U.S. High Yield      ........................................................0.10%
                     Enhanced Index       ........................................................0.35%
                     U.S. Treasury        ........................................................0.30%
                     U.S. Corporate       ........................................................0.10%
                     Broad Market         ........................................................0.30%

                     Global and International Portfolios                                         Rates

                     Worldwide            0.40%
                     Worldwide-Hedged**** 0.25%
                     International        ........................................................0.40%
                     Global Tactical Exposure*****................................................0.10%
                     International Opportunities..................................................0.40%
                     International Corporate......................................................0.10%
                     Emerging Markets     0.75%........................................................
                     Global HighYield     ..........................................................10%
                     Inflation-Indexed    ........................................................0.40%
                     Inflation-Indexed Hedged.....................................................0.40%


* Effective March 1, 1996, the Adviser has voluntarily lowered the advisory fee from 0.30%.
** Effective March 1, 1996, the Adviser has voluntarily lowered the advisory fee from 0.35%.
*** Effective October 1, 1997, the Adviser has voluntarily lowered the advisory fee from 0.35%.
**** Effective July 1, 1995, the Adviser has voluntarily lowered the advisory fee from 0.40%. ***** Effective September 1, 1997 the Adviser has voluntarily lowered the advisory fee from 0.40%.

For the years ended December 31, 1997, December 31, 1996 and December 31, 1995, the amount of advisory fees (net of waivers and reimbursements) paid by each Portfolio were as follows:



----------------------------------------- ---------------------------------- ----------------------------  ------------------------
             Portfolio Name                   Year Ended Dec. 31, 1997     Year Ended Dec. 31, 1996        Year Ended Dec. 31, 1995
----------------------------------------- ---------------------------------- ----------------------------- ------------------------
                                 U.S. Portfolios
----------------------------------------- ---------------------------------- ---------------------------------- -------------------
              Money Market                             $     7,718                 $             0                    $        0
            U.S. Short-Term                                598,652                         607,871                       867,461
             Stable Return                                  10,639                           1,711                             0
       Mortgage Total Return (1)                         1,286,506                         126,822                           N/A
-----------------------------------------------------------------------------------------------------------------------------------
                       Global and International Portfolios
----------------------------------------- ---------------------------------- ---------------------------------- -------------------
               Worldwide                                   308,466                         334,929                        46,819
            Worldwide-Hedged                               112,750                           1,647                             0
           International (2)                               136,714                          12,322                           N/A
      Global Tactical Exposure (3)                         500,355                         180,065                        52,860
          Emerging Markets (4)                             191,177                             N/A                           N/A


(1)    Commencement of operations was April 29, 1996.
(2)    Commencement of operations was May 9, 1996.
(3)    The  Portfolio  was fully  liquidated  on December  30,
      1994, and recommenced operations on September 14, 1995.
(4)    Commencement of operations was August 12, 1997.



Administration Agreement

Pursuant  to its  terms,  the  Administration  Agreement  between  the  Fund and
Investors Capital Services, Inc., a Delaware corporation, will automatically continue for successive annual periods subject to the approval of the Fund's Board of Directors. Investors Capital provides for, or assists in, managing and supervising all aspects of, the general day-to-day business activities and operations of the Fund other than investment advisory activities, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services.

                 PRINCIPAL SECURITIES HOLDERS

As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Money Market:

 Title of Class                         Name and Address of Beneficial Owner     Nature of Beneficial      Percent of
 --------------                         -------------------------------------    ---------------------     ----------
                                                                                      Ownership            Portfolio
 Common Stock, $.001 per Share     Cooper Industries, Inc., 1001 Fannin St.,      Direct Ownership           91.21%
                                   First City Tower, Suite 3900,
                                   Houston, TX  77210
 Common Stock, $.001 per Share     ESI Securities Co., 1221 Avenue of the         Direct Ownership            5.96%
                                   Americas, 30th Floor, New York, NY  10020

As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of U.S. Short-Term:

Title of Class                          Name and Address of Beneficial Owner                               Percent of
--------------                          -------------------------------------                              ----------
                                                                                 Nature of Beneficial       Portfolio
                                                                                 ---------------------      ---------
                                                                                      Ownership
Common Stock, $.001 per Share       Philip Morris Companies, Inc., 120 Park       Direct Ownership           13.58%
                                    Avenue, New York, NY 10017-5523
Common Stock, $.001 per Share       Monsanto Reserve Cash, c/o Fischer Francis    Direct Ownership           11.70%
                                    Trees & Watts, Inc., 200 Park Avenue,
                                    New York, NY  10166
Common Stock, $.001 per Share       The Dow Chemical Company Employees            Direct Ownership           11.36%
                                    Retirement Plan, Dorinco 100, Midland,
                                    MI  48674-0000
Common Stock, $.001 per Share       Markey Charitable Trust, 3250 Mary Street,    Direct Ownership            6.65%
                                    #405, Miami, FL  33133-5255
Common Stock, $.001 per Share       State Street Bank & Trust Co., Trustee for    Direct Ownership            6.29%
                                    Pacific Gas & Electric  Co. Post-Retirement
                                    Medical Trust, One Enterprise Drive W6A,
                                    North Quincy, MA  02171
Common Stock, $.001 per Share       State Street Bank & Trust Co., Trustee for    Direct Ownership            6.19%
                                    Bull HN Information Systems Inc.,
                                    One Enterprise Drive SW 5C, North Quincy,
                                    MA  02171
Common Stock, $.001 per Share       Cascade Investments LLC, c/o Fischer Francis  Direct Ownership            5.68%
                                    Trees & Watts, Inc.,  200 Park Avenue,
                                    46th Floor, New York, NY  10166
Common Stock, $.001 per Share       Wachovia Bank of North Carolina, Trustee for  Direct Ownership            5.27%
                                    R.J.R. Nabisco - Defined Benefit Plan,
                                    P.O. Box 3099, Winston-Salem, NC  27150-3099


As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Stable Return:

Title of Class                     Name and Address of                          Nature of Beneficial         Percent of
                                    Beneficial Owner                                 Ownership               Portfolio
--------------                      -----------------                           ---------------------

Common Stock, $.001 per Share     The Dow Chemical Company Foundation,            Direct Ownership              44.89%
                                  Dorinco 100, Midland, MI     48674
Common Stock, $.001 per Share     Northern Trust Co., Trustee FBO Sandoz          Direct Ownership              34.51%
                                  Investment Plan, P.O. Box 92956,
                                  Chicago, IL  60675
Common Stock, $.001 per Share     Corporation for Supportive Housing, 342         Direct Ownership              19.72%
                                  Madison Avenue, Suite 505, New York, NY  10173


As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Mortgage Total Return:

                                  Name and Address of                            Nature of Beneficial      Percent of
Title of Class                      Beneficial Owner                                   Ownership             Portfolio
--------------                     -----------------                                  ----------            ---------
Common Stock, $.001 per Share    State Street Bank & Trust Co., Trustee for Bull  Direct Ownership          25.49%
                                 HN Information Systems Inc., One Enterprise
                                 Drive SW 5C, North Quincy, MA 02171
Common Stock, $.001 per Share    Corning, Inc. Master Trust, c/o U.S. Trust Co.,  Direct Ownership          19.99%
                                 114 W. 47th St., 3rd Floor-39, New York, NY
                                 10036-1632
Common Stock, $.001 per Share    International Business Machines Corp., c/o       Direct Ownership          18.24%
                                 Fischer Francis Trees & Watts, Inc., 200 Park
                                 Avenue, 46th Floor, New York, NY  10166
Common Stock, $.001 per Share    International Bank for Reconstruction            Direct Ownership           8.69%
                                 and Development Staff Benefits Plan, c/o
                                 Fischer Francis Trees & Watts, Inc., 200 Park
                                 Avenue, 46th Floor, New York, NY 10166
Common Stock, $.001 per Share    International Bank for Reconstruction and        Direct Ownership           7.91%
                                 Development Staff Retirement Plan, c/o Fischer
                                 Francis Trees & Watts, Inc.,
                                 200 Park Avenue, 46th Floor, New York, NY 10166
Common Stock, $.001 per Share    Cornell University, Terrace Hill, Ithaca,        Direct Ownership           6.79%
                                 NY  14853-0001


As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Worldwide:

Title of Class                   Name and Address of                               Nature of Beneficial         Percent
                                   Beneficial Owner                                     Ownership            of Portfolio
Common Stock, $.001 per Share    Northern Trust Co., Trustee for GATX Master       Direct Ownership               21.78%
                                 Retirement Trust, 500 W. Monroe St., 44th
                                 Floor, Chicago, IL  60661
Common Stock, $.001 per Share    Bob & Co., c/o Bank of Boston, P.O. Box 1809,     Direct Ownership               16.86%
                                 Boston, MA  02105
Common Stock, $.001 per Share    Administrators of Tulane Educational Fund,        Direct Ownership               14.91%
                                 Treasurer's Office, 6401 Freret St., Suite 178,
                                 New Orleans, LA  70118
Common Stock, $.001 per Share    Community Foundation For Southeastern Michigan,   Direct Ownership               11.50%
                                 333 West Fort St., Suite 2010, Detroit,
                                 MI  48226
Common Stock, $.001 per Share    Bentley College, 175 Forest St., Waltham, MA      Direct Ownership                7.73%
                                 02154
Common Stock, $.001 per Share    Geneva Regional Health System Inc., 196 North     Direct Ownership                7.10%
                                 St., Geneva, NY 14456

As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Worldwide-Hedged:



                                                            Name and Address of    Nature of Beneficial         Percent
          Title of Class                                      Beneficial Owner       Ownership               of Portfolio
          --------------                                      -----------------       ----------             ------------
Common Stock, $.001 per Share        Northern Trust Co. Trustee for Mars Benefit   Direct Ownership               32.34%
                                     Trust, P.O. Box 92956, Attn: Mutual Funds,
                                     Chicago, IL  60675
Common Stock, $.001 per Share        Law School Admission Council Inc., P.O. Box   Direct Ownership               28.01%
                                     40, Newtown, PA 18940-0040
Common Stock, $.001 per Share        State Street Bank & Trust Co., Trustee for    Direct Ownership               23.86%
                                     Goldman Sachs Pension Plan, 200 Newport
                                     Ave., North Quincy, MA  02171
Common Stock, $.001 per Share        The McCallie School, 500 Dodds Ave.,          Direct Ownership               11.33%
                                     Chattanooga, TN  37404

As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of International:

                                                   Name and Address of             Nature of Beneficial         Percent
          Title of Class                           Beneficial Owner                     Ownership            of Portfolio
          --------------                                      -----------------         ----------           ------------
Common Stock, $.001 per Share        Colonial Williamsburg Foundation, P.O. Box       Direct Ownership               33.46%
                                     1776, Williamsburg, VA  23187-1776
Common Stock, $.001 per Share        HF Investment LP, 1700 Old Deerfield Road,       Direct Ownership               22.81%
                                     Highland Park, IL 60035
Common Stock, $.001 per Share        David & Company, P.O. Box 188,                   Direct Ownership               17.84%
                                     Murfreesboro, TN  37133-0188
Common Stock, $.001 per Share        Mac & Co., Mellon Trust, P.O. Box 3198,          Direct Ownership               15.45%
                                     Pittsburgh, PA  15230-3198
Common Stock, $.001 per Share        State Street Bank & Trust, Trustee FBO           Direct Ownership               10.43%
                                     Retirement Income Plan For
                                     Employees of Colonial Williamsburg, P.O.
                                     Box 1776, Williamsburg, VA  23187-1776

As of August 31, 1998, the following persons held 5 percent or more of the outstanding shares of Global Tactical Exposure:


                                                            Name and Address of   Nature of Beneficial         Percent
          Title of Class                                     Beneficial Owner         Ownership            of Portfolio
          --------------                                     -----------------       ----------           ------------
Common Stock, $.001 per Share        Northrop Corporation Employee Benefit Plan,   Direct Ownership               20.06%
                                     1840 Century Park  West, Los Angeles, CA
                                     90067-2101
Common Stock, $.001 per Share        International Business Machines Corp.         Direct Ownership               18.69%
                                     Retirement Plan, 3001  Summer Street,
                                     Stamford, CT  06905
Common Stock, $.001 per Share        U.S. Trust Co., Trustee for Corning, Inc.,    Direct Ownership               17.66%
                                     777 Broadway, 10th Floor, New York, NY
                                     10003-9598
Common Stock, $.001 per Share        Northern Trust Co. Trustee for Monsanto       Direct Ownership                9.71%
                                     Defined Contribution, P.O. Box 92956,
                                     Attn: Mutual Funds, Chicago, IL  60675
Common Stock, $.001 per Share        Chase Manhattan Bank NA, Trustee for Amoco    Direct Ownership                9.19%
                                     Corporation Master Trust Employee Pension
                                     Plan, 3 Chase Metrotech Center, 7th Floor,
                                     Brooklyn, NY  11245
Common Stock, $.001 per Share        Henry J. Kaiser Family Foundation, c/o        Direct Ownership                7.60%
                                     Bankers Trust Co., 34  Exchange Place,
                                     2nd Floor, Jersey City, NJ  07302
Common Stock, $.001 per Share        Bankers Trust Co. FBO Premark International   Direct Ownership                6.77%
                                     Defined Benefit Trust, 34 Exchange Place,
                                     2nd Floor, Jersey City, NJ  07302
Common Stock, $.001 per Share        Pension Fund of the Retirement Plan of        Direct Ownership                5.76%
                                     Northern Southern Corporation, 110 Franklin
                                     Rd., S.E. Roanoke, VA  24042-0040


                       DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by AMT Capital Securities, LLC pursuant to a Distribution Agreement dated as of May 29, 1998 between the Fund and AMT Capital Securities. No fees are payable by the Fund pursuant to the Distribution Agreement, and AMT Capital Securities bears the expense of its distribution activities. The Fund and AMT Capital Securities have agreed to indemnify one another against certain liabilities.



MONEY MARKET MINIMUM CREDIT RATINGS FOR ALLOWABLE INVESTMENTS

First Tier Securities: any instruments receiving the highest short-term rating by at least two nationally recognized statistical rating organizations ("NRSROs") such as "A-1" by Standard & Poor's and "P-1" by Moody's or are single rated and have received the highest short-term rating by the NRSRO. This includes all instruments issued by the U.S. Government, its agencies or instrumentalities and any single rated and unrated instruments that are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.

Second Tier Securities: any instrument rated by two NRSROs in the second highest category, or rated by one NRSRO in the highest category and by another NRSRO in the second highest category or by one NRSRO in the second highest category.
Second Tier Securities are limited in total of 5% of the Portfolio's total assets and on a per issuer basis, to no more than the greater of 1% of the Portfolio's total assets or $1,000,000. This also includes any single rated and unrated instruments that are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.



             SUPPLEMENTAL INVESTMENT INFORMATION

           SUPPLEMENTAL DESCRIPTIONS OF INVESTMENTS

The different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "DESCRIPTIONS OF INVESTMENTS AND THE RISKS INVOLVED." Additional information concerning the characteristics of certain of the Portfolio's investments are set forth below.

U.S. Treasury and U.S. Government Agency Securities U.S. Government Securities include instruments issued by the U.S. Treasury, such as bills, notes and bonds. These instruments are direct obligations of the U.S. Government and are backed by the full faith and credit of the United States. They differ primarily in their interest rates, the lengths of their maturities and the dates of their issuances. U.S. Government Securities include securities issued by instrumentalities of the U.S. Government, such as the Government National Mortgage Association ("GNMA"), which are also backed by the full faith and credit of the United States. U.S. Government Agency Securities include instruments issued by instrumentalities established or sponsored by the U.S. Government, such as the Student Loan Marketing Association ("SLMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). While these securities are issued under the authority of an Act of Congress, the U.S. Government is not obligated to provide financial support to the issuing instrumentalities.

Foreign Government and International and Supranational Agency Securities Obligations issued by foreign governmental entities have various kinds of government support and include obligations issued or guaranteed by foreign governmental entities with taxing powers issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following entities: a. International Bank for Reconstruction, and Development
    ("World Bank");
b.  European Steel and Coal Community;
c.  Asian Development   Bank,   the  European Bank  for
    Reconstruction; and
d. Development and the Inter-American Development Bank. The governmental members, or "shareholders", usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Bank Obligations
The Fund limits its U.S. bank obligations investments to U.S. banks meeting the Investment Adviser's creditworthiness criteria. The Fund limits its investments in foreign bank obligations to foreign banks (including U.S. branches of foreign banks) meeting the Investment Adviser's or the Sub-Adviser's investment quality standards. Generally, such foreign banks must be comparable to obligations of U.S.
banks in which each Portfolio may invest.

Repurchase and Reverse Repurchase Agreements When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

When participating in reverse repurchase agreements, a Portfolio sells U.S. Government Securities while simultaneously agreeing to repurchase them at an agreed upon price and date. The difference between the amount the Portfolio receives for the securities and the amount it pays on repurchase is deemed to be an interest payment. For each Portfolio, the Fund will maintain a segregated custodial account containing cash, U.S. Government Securities or other appropriate securities having an aggregate value at least equal to the amount of repurchase commitments, including accrued interest. These accounts are kept until payment is made. Reverse repurchase agreements create leverage, a speculative factor, but are not considered borrowings for the purposes of Portfolio borrowing limitations.

Repurchase and reverse repurchase agreements may also involve foreign government securities with which there is an active repurchase market. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD"). Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks.

Dollar Roll Transactions
"Dollar roll" transactions occur when a Portfolio sells GNMA certificates or other mortgage-backed securities to a bank or broker-dealer (the "counterparty") along with a commitment to purchase from the counterparty similar, but not identical, securities at a future date, at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which, the Portfolio agrees to buy a security on a future date. Portfolios will not use such transactions for leverage purposes and will segregate cash, U.S. Government securities or other appropriate securities in an amount sufficient to meet its purchase obligations under the transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase. Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while a Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio may forgo the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the Portfolio fee received, thereby effectively charging the Portfolio interest on its borrowing. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

Mortgage-Backed Securities
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities (the "Underlying Assets"). In the case of mortgage-backed securities representing ownership interests in the Underlying Assets, the principal and interest payments on the underlying mortgage loans are distributed monthly to the holders of the mortgage-backed securities. In the case of mortgage-backed securities representing debt obligations secured by the Underlying Assets, the principal and interest payments on the underlying mortgage loans and any reinvestment income thereon, provide the funds to pay debt service on such mortgage-backed securities.

Certain mortgaged-backed securities are issued representing an undivided fractional interest in the entirety of the Underlying Assets (or in a substantial portion of the Underlying Assets, with additional interests junior to that of the mortgage-backed security). Thus, these securities have payment terms closely resembling the payment terms of the Underlying Assets.

Mortgage-backed securities can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities ("MBS") and the classes are often referred to as "traunches." MBS securities are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date. Principal prepayment on the Underlying Assets may cause the MBSs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all or most classes of the MBSs on a periodic basis, typically monthly or quarterly. The principal and interest on the Underlying Assets may be allocated among the several classes of a series of a MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the Underlying Assets are applied to the classes of a series of a MBS in the order of their respective stated maturities. No payment of principal will be made on any class of MBSs until all other classes having an earlier stated maturity have been paid in full.

Other Asset-Backed Securities
The Investment Adviser expects that other asset-backed securities (unrelated to mortgage loans) will be developed and offered to investors in the future. Certain asset-backed securities have already been offered to investors including securities backed by automobile loans and credit card receivables. Consistent with each Portfolio's investment objectives and policies, a Portfolio may invest in other types of asset-backed securities as they become available.

Zero Coupon Securities and Custodial Receipts Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes and their unmatured interest coupons or receipts for their underlying principal (the "coupons") which have been separated by their holder. Holders are typically custodian banks or investment brokerage firms. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. Counsel to the underwriters of these certificates or other evidences of ownership of the U.S. Treasury securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a Portfolio, will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

Recently, the Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Loan Participations
A loan participation is an interest in a loan to a U.S. corporation (the "corporate borrower") which is administered and sold by an intermediary bank. The borrower of the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank who sold the loan participation. Such loans must be to issuers whose obligations a Portfolio may invest. Any participation purchased by a Portfolio must be issued by a bank in the United States with assets exceeding $1 billion. (See: "Supplemental Discussion of Risks Associated With the Fund's Investment Policies and Investment Techniques")

Variable Amount Master Demand Notes
Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio (as lender) and a borrower. These notes are direct lending arrangements between lenders and borrowers, and are generally non-transferable, nor are they ordinarily rated by either Moody's or S&P.

Currency-Indexed Notes
In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. Each Portfolio may purchase a currency-indexed obligation using the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency. The amount of principal payable by the issuer at maturity, however, will fluctuate in response to any changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. The potential for realizing gains as a result of changes in foreign currency exchange rates may enable a Portfolio to hedge the currency in which the obligation is denominated (or to effect cross-hedges against other currencies) against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive market rate of return. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

Principal Exchange Rate Linked Securities
Principal exchange rate linked securities (or "PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on "standard" principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse principal exchange rate linked securities differ from "standard" PERL securities in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S. dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.

Performance Indexed Paper
Performance indexed paper (or "PIPs") is U.S. dollar-denominated commercial paper, whose yield is linked to certain foreign exchange rate movements. The investor's yield on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate of return above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of investment return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Other Foreign Currency Exchange-Related Securities Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's investment Adviser or the Sub-Adviser bases its decision to invest in any future foreign currency exchange-related securities on the same general criteria applicable to the Investment Adviser's or Sub-Adviser's decision for such Portfolio to invest in any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure added to the Investment Adviser's or Sub-Adviser's analysis of interest rates, issuer risk and other factors.

Securities Denominated in Multi-National Currency Units or More Than One Currency An illustration of a multi-national currency unit is the European Currency Unit (the "ECU"). The ECU is a "basket" consisting of specified currency amounts of the member states of the European Community, a Western European economic cooperative organization. The specific currency amounts comprising the ECU may be adjusted by the Council of Ministers of the European Community to reflect changes in relative values of the underlying currencies. The Investment Adviser does not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of such securities. European supranational entities, commonly issue ECU-denominated obligations.

Foreign Currency Warrants
Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants entitling the holder to receive a cash amount from their issuer (generally, for warrants issued in the United States in U.S. Dollars). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. Dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. Foreign currency warrants have been issued in connection with U.S. Dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. Dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from complex political or economic factors.

Municipal Instruments
Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligations rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels. Variable and floating rate obligations usually carry rights permitting a Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports. These may include lines of credit (conditional commitments to lend) or letters of credit, (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.



      SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES

Borrowing
Each Portfolio may borrow money temporarily from banks when:
a.     it  is   advantageous   to  do  so  in  order  to  meet
      redemption requests,
b. a Portfolio fails to receive transmitted funds from a shareholder on a timely basis,
c. the custodian of the Fund fails to complete delivery of securities sold, or
d. a Portfolio needs cash to facilitate the settlement of trades made by the Portfolio.
In addition, each Portfolio may, in effect, lend securities by engaging in reverse repurchase agreements and/or dollar roll transactions and may, in effect, borrow money by doing so. Securities may be borrowed by engaging in repurchase agreements.

Securities Lending
With the exception of U.S. Short-Term, each Portfolio may lend out its investment securities. The value of these securities may not exceed 33 1/3% of the Portfolio's total assets. Such securities may be lent to banks, brokers and other financial institutions if it receives in return, collateral in cash, U.S. Government Securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee thereby potentially increasing its total return.


 SUPPLEMENTAL DISCUSSION OF RISKS ASSOCIATED WITH THE FUND'S
        INVESTMENT POLICIES AND INVESTMENT TECHNIQUES

The risks associated with the different types of securities in which the Portfolios may invest are described in the Prospectus under "INVESTMENT TECHNIQUES / STRATEGIES & ASSOCIATED RISKS." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

Foreign Investments
Foreign financial markets, while growing in volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of portfolio assets remain uninvested and earn no return. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose portfolio securities due to settlement problems could result either in portfolio losses due to subsequent declines in portfolio security value or, if the Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. In addition, a foreign government may impose exchange control regulations which may also have an impact on currency exchange rates.

Foreign Bank Obligations
Foreign   bank   obligations    involve   somewhat   different
investment  risks than those  affecting  obligations of United
States  banks.  Included  in  these  risks  are  possibilities that:
a.      investment  liquidity  may be  impaired  due to future
       political and economic developments;
b.      their   obligations   may  be  less   marketable  than
       comparable obligations of United States banks;
c.      a foreign  jurisdiction might impose withholding taxes
       on interest income payable on those obligations;
d.      foreign deposits may be seized or nationalized;
e.      foreign  governmental  restrictions  such as  exchange
       controls  may be adopted  that might  adversely  affect
       the  payment  of   principal   and  interest  on  those
       obligations;
f.      the  selection  of  those   obligations  may  be  more
       difficult because there may be less publicly available information concerning foreign banks; or
g. the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.
Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in commercial banking and diversified securities activities.

Dollar Roll Transactions
Dollar roll transactions involve potential risks of loss which differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical, security to a Portfolio, the security which the Portfolio is required to buy under the dollar roll may be worth less than an identical security. There can be no assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs.

Mortgage and Asset-Backed Securities
Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("Securitized Assets") generally increase with falling interest rates and decrease with rising interest rates. Repayment rates are often influenced by a variety of economic and social factors. In general, the collateral supporting non-mortgage asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying Securitized Assets may default in their payments creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities do not have the benefit of a security interest in assets underlying the related mortgage collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. While Portfolios only invest in asset-backed securities the Investment Adviser believes are liquid, market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

Forward Commitments
Portfolios may purchase securities on a when-issued or forward commitment basis. These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. Were this to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a forward basis, would decline by the amount of such unrealized appreciation.

Loan Participations
Because the bank issuing a loan participation does not guarantee the participation in any way, it is subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for a Portfolio to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due, the Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. Moreover, under the terms of the loan participation, the purchasing Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by a borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited, and any such participation purchased by a Portfolio will be treated as illiquid, until the Board of Directors determines that a liquid market exists for such participations. Loan participations will be valued at their fair market value, as determined by procedures approved by the Board of Directors.

High Yeld/High Risk Debt Securities
High Yield, Emerging Markets and Global High Yield will invest its assets in debt securities which are rated below investment-grade-- that is, rated below Baa by Moody's or BBB by S&P, and in unrated securities judged to be of equivalent quality by the Investment Adviser or Sub-Adviser. Below investment grade securities carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), generally involve greater volatility of price and risk of principal and income, and may be less liquid, than securities in the higher rating categories and are considered speculative. The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Ratings Descriptions" in this Statement of Additional Information for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities. During an economic downturn or period of rising interest rates, highly leveraged issues may experience financial stresses which could adversely affect their ability to service their principal and interest payment obligations. Prices and yields of high yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be thin to the extent that there is no established retail secondary market or because of a decline in the value of such securities. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities. Adverse publicity and investor perceptions may decrease the values and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and on-going review of credit quality. The achievement of the Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

Prices for below investment-grade securities may be affected by legislative and regulatory developments.


               SUPPLEMENTAL HEDGING TECHNIQUES

Each of the Portfolios may enter into forward foreign currency contracts (a "forward contract") and may purchase and write (on a covered basis) exchange-traded or over-the-counter ("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of its foreign currency portfolio securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, each of Worldwide-Hedged and Inflation-Indexed Hedged intends to hedge its currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser and the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether and under what circumstances the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. (See: "Investment Techniques / Strategies & Associated Risks" in the Prospectus and "Tax Considerations" below for more information on hedging.)

Forward Foreign Currency Exchange Contracts & Associated Risks Each Portfolio may, and generally the Global and International Portfolios will, purchase forward contracts. A forward contract obligates one party to purchase and the other party to sell a definite foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in the U.S. dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in the U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a Portfolio's assets or income may be denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

In addition to entering into forward contracts with respect to assets that a Portfolio holds (a "position hedge"), the Investment Adviser or the Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "transaction hedge"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S. dollars at some point in the future. Thus, such contracts may lock in the U.S. dollar cost of purchasing foreign currency denominated securities, or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies in which their assets are denominated. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent value of the prices of or rates of return on the assets held in the Portfolio.

The use of such  techniques  will  subject  the  Portfolio  to certain risks:
a.     the foreign  exchange  markets  can be highly  volatile
      and are subject to sharp price fluctuations;
b.     trading  forward  contracts  can  involve  a degree  of
      leverage, and relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor;
c.     trading  losses  that are not  offset by  corresponding
      gains in assets  being  hedged could reduce the value of
      assets held by a Portfolio;
d.     the precise  matching of the forward  contract  amounts
      and  the  value  of  the  hedged  portfolio   securities
      involved  will not  generally  be  possible.  The future
      value of such  foreign  currency  denominated  portfolio
      securities  will  change  as  a  consequence  of  market
      movements  in  the  value  of  those  securities.   This
      change is unrelated to  fluctuations  in exchange  rates
      and the  U.S.  dollar-equivalent  value  of such  assets
      between  the date the forward  contract is entered  into
      and the  date  that it is sold.  Accordingly,  it may be
      necessary   for  a  Portfolio  to  purchase   additional
      foreign  currency  in the cash  market  (and to bear the
      expense of such  purchase)  if the  market  value of the
      security   is  less  than  the  amount  of  the  foreign
      currency it may be obligated to deliver pursuant to the forward contract.

The success of any currency hedging technique depends on the ability of the Investment Adviser or Sub-Adviser to predict correctly, movements in foreign currency exchange rates. If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, or if unanticipated changes in foreign currency exchange rates occur, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Portfolio costs of engaging in foreign currency forward contracts will vary with factors such as:
a.     the foreign currency involved;
b.     the length of the contract period; and
c. the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S.
      dollar.
Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the Portfolio's portfolio securities may be denominated. In those circumstances, the correlation between movement in the exchange rates of the subject currency and the currency in which the portfolio security is denominated may not be precise. Moreover, if the forward contract is entered into in an over-the-counter transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly, the ability to trade the contract or otherwise, to close out the position and could create potentially significant discrepancies between the cash and market value of the position in the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency portfolio securities may reduce that rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

Other Strategies of the Global and International Portfolios The Global and International Portfolios may use forward contracts to hedge the value of portfolio securities against changes in exchange rates. Each of these Portfolios may attempt to enhance its portfolio return by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of its assets denominated in that currency or when it does not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able correctly to predict the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance the Portfolio's return. In addition, if the Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

Options on Foreign Currencies
Each  Portfolio  may purchase and sell (or write) put and call options on foreign currencies protecting against:
a.      a decline in the U.S.  dollar-equivalent  value of its
       portfolio securities or payments due thereon, or
b.      a  rise  in  the   U.S.   dollar-equivalent   cost  of
       securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's benefits from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction, or to the extent anticipated, the Portfolio could sustain losses on transactions in foreign currency options, requiring them to forego a portion or all of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency, which, if rates move in the manner projected, will expire unexercised allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. rates move in the expected direction. If movement in the expected direction does not occur, the option may be exercised and the Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Options on Securities
Each Portfolio may also enter into closing sale transactions with respect to options it has purchased. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If such Portfolio purchased a put option and the value of the security in fact declined below the strike price of the option, such Portfolio would have the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security. If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the benefit to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the Portfolio will have foregone a portion of the benefit of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same purposes as it would purchase options on securities. Options on securities indices are similar to options on securities except that the options reflect the change in price of a group of securities rather than an individual security and the exercise of options on securities indices are settled in cash rather than by delivery of the securities comprising the index underlying the option.

A Portfolio's transactions in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

Considerations Concerning Options
The writer of an option receives a premium which it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price (the "exercise price") for a specified length of time. By writing a call option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. The writer of a call option also loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified length of time. Upon exercising a put option, the writer of the put option is obligated to purchase securities or currency underlying the option at the exercise price during the term of the option. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options. Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the over-the-counter market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions. (e.g. options the Portfolio has purchased with the result that the Portfolio would have to exercise the options in order to realize any profit). If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either the option expires, or the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.

       Exchange Traded  & OTC Options
       U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, over the counter ("OTC") options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from which it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.

       Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. Although a Portfolio will enter into OTC options only with dealers who agree to enter into, and that are expected to be capable of entering into, closing transactions with the Portfolio, there can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires, it is exercised or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

      Foreign Currencies
      There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

      The use of options to hedge a Portfolio's foreign currency-denominated portfolio, or to enhance return raises additional considerations. As described above, a Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

      A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the underlying currency's or security's market price below the exercise price. This right limits the Portfolio's losses from the currency's or security's possible decline in value below the exercise price of the option to the premium paid for the option and related transaction costs. If the market price of the currency or the Portfolio's securities should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

      The  value of an option  position  will  reflect,  among
      other things:
      a.    the  current   market  price  of  the   underlying
           currency or security;
      b.    the time remaining until expiration;
      c. the relationship of the exercise price to the market price; d. the historical price volatility of the underlying currency; and e. security and general market conditions. For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the direction of price fluctuations in the underlying currency or securities market.

      Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid (and related transaction costs). If an option purchased by any Portfolio is in-the-money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

      A Portfolio's activities in the options market may result in a higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves, or foreign exchange rate fluctuations.

Futures Contracts
Each Portfolio may enter into contracts for the purchase or sale for future delivery (a "futures contract") of:
a.      fixed-income securities or foreign currencies;
b. contracts based on financial indices including any index of U.S. Government Securities;
c.      foreign government securities; or
d.      corporate debt securities.
U.S. futures contracts have been designed by exchanges which have been designated as "contracts markets" by the CFTC, and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchanges and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. A Portfolio will enter into futures contracts, based on debt securities that are backed by the full faith and credit of the U.S. Government, such as long-term U.S. Treasury Bonds, Treasury Notes, GNMA-modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. Portfolios may also enter into futures contracts based on securities that would be eligible investments for such Portfolio and that are denominated in currencies other than the U.S. dollar (including, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of Germany, France and Australia and futures contracts based on three-month Euro-deposit contracts in the major currencies).

A Portfolio would purchase or sell futures contracts to attempt to protect the U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges may range from approximately 3% to approximately 15% of the value of the securities or commodities underlying the contract. Under certain circumstances, however, such as periods of high volatility, an exchange may require the Portfolio to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures  contracts  entail special risks.  Among other things, the ordinary  spreads  between  values in the cash and futures
markets,   due  to  differences  in  the  character  of  these
markets, are subject to distortions relating to:
a. investors' obligations to meet additional variation margin requirements;
b. decisions to make or take delivery, rather than entering into offsetting transactions; and
c. the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.
The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.

Although the Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance would be poorer than if it had not entered into any such contracts or purchased or written options thereon. For example, if a Portfolio had hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held and interest rates decreased instead, the Portfolio would lose part or all of the benefit of the increased value of its assets which it had hedged because it would have offsetting losses in its futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements. Any such sale of assets may, but will not necessarily, be at increased prices which reflect the rising market. Thus, the Portfolio may have to sell assets at a time when it may be disadvantageous to do so.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts will be subject to the development and maintenance of a liquid market. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

Buyers and sellers of foreign currency futures contracts are generally subject to the same risks that apply to the use of futures. In addition, there are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

Options on Futures Contracts
The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium providing a partial hedge against any increase in the price of securities which a Portfolio intends to purchase. If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on Portfolio securities. Thus, a Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates.

The amount of risk a Portfolio assumes when it purchases an option on a futures contract is:

 RISK = THE PREMIUM PAID FOR THE OPTION + RELATED TRANSACTION
                            COSTS

In addition to the correlation risks discussed above, purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new. The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a Portfolio will not purchase or write options on foreign currency futures contracts, unless and until the market for such options has developed sufficiently that the risks in connection with such options are not greater than the risks in connection with transactions in the underlying foreign currency futures contracts. This is subject to the investment Advisor's or Sub-Advisor's discretion. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a foreign currency futures contract would result in a loss, such as when there is no movement in the price of the underlying currency or futures contract, when use of the underlying futures contract would not.

                         INVESTMENT RESTRICTIONS

The Fund has adopted the investment restrictions listed below relating to the investment of each Portfolio's assets and its activities. These are fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). Portfolios may not: a. borrow money, except by engaging in reverse repurchase agreements (reverse repurchase agreements and dollar roll transactions that are covered pursuant to SEC regulations or staff positions, will not be considered borrowing) or dollar roll transactions or from a bank as a temporary measure for the reasons enumerated in "INVESTMENT RESTRICTIONS" provided that a Portfolio will not borrow, more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., a Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);
b. issue senior securities (other than as specified in clause a);
c. purchase securities on margin (although deposits referred to as "margin" will be made in connection with investments in futures contracts, as explained above, and a Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);
d. make short sales of securities (does not include options, futures, options on futures or forward currency contracts) except for Mortgage LIBOR, Mortgage Total Return, Asset-Backed, High Yield, Enhanced Index, U.S. Corporate, International Opportunities, International Corporate, Global High Yield, Inflation-Indexed and Inflation-Indexed Hedged;
e.      underwrite securities of other issuers;
f. invest in companies for the purpose of exercising control or management;
g. purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or
h. purchase or sell physical commodities or related commodity contracts.

In addition, each Portfolio is prohibited from:
a. purchasing or retaining securities of any issuer if the officers, directors or trustees of the Fund, or its advisors, or managers own beneficially more than one half of one percent of the securities of an issuer, or together own beneficially more than five percent of the securities of that issuer;
b. purchasing the securities of any issuer if, as to seventy-five percent (75%) of the company's assets at the time of the purchase, more than ten percent of the voting securities of any issuer would be held by the company;
c. the investment in the securities of other investment companies, except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition; and
d. the investment of more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

From time to time, a Portfolio's investment policy may restrict or limit the maximum percentage of the Portfolio's assets that may be invested in any security or other asset, or set forth a policy regarding quality standards. If so, such standard or percentage limitation shall be determined immediately after, and as a result of, the Portfolio's acquisition of such security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, net assets or other circumstances will not be considered when determining whether that investment complies with the Portfolio's investment policies and restrictions.

Each Portfolio's investment objectives and other investment policies not designated as fundamental in this Statement of Additional Information are non-fundamental and may be changed at any time by action of the Board of Directors.

Additional investment restrictions specific to a particular portfolio are as follows:

Money Market Portfolio
Money Market may not (although not a fundamental policy):
a.     invest  more  than  5%  of  its  total  assets  in  the
      securities of any one issuer or in premiums related to puts from any one issuer, except U.S. Government securities, provided that the Portfolio may invest more than 5% of its total assets in first tier securities of any one issuer for a period of up to three business days or, in unrated securities that have been determined to be of comparable quality by the Investment Adviser; or
b.    invest more than 5% of its total assets in second tier  securities,  or in
      unrated  securities   determined  by  the  Investment  Adviser  to  be  of
      comparable quality.
c.     Money Market Minimum Credit Ratings for Allowable
      Investments:
      1.  First Tier  Securities:  any  instruments  receiving
          ----------------------
      the   highest   short-term   rating   by  at  least  two
      nationally  recognized  statistical rating organizations
      ("NRSROs")  such as "A-1" by Standard & Poor's and "P-1"
      by  Moody's or are single  rated and have  received  the
      highest  short-term  rating by the NRSRO.  This includes
      all  instruments  issued  by the  U.S.  Government,  its
      agencies or  instrumentalities  and any single rated and
      unrated   instruments  that  are  determined  to  be  of
      comparable  quality by the Investment  Adviser  pursuant
      to guidelines approved by the Board of Directors.
      2. Second Tier  Securities:  any instrument rated by two
         -----------------------
      NRSROs in the second highest category, or rated by one NRSRO in the highest category and by another NRSRO in the second highest category or by one NRSRO in the second highest category. Second Tier Securities are limited in total of 5% of the Portfolio's total assets and on a per issuer basis, to no more than the greater of 1% of the Portfolio's total assets or $1,000,000. This also includes any single rated and unrated instruments that are determined to be of comparable quality by the Investment Adviser pursuant to guidelines approved by the Board of Directors.


U.S. Short-Term Portfolio
U.S.  Short-Term  has  adopted  five  additional   fundamental
policies  that may not be changed  without the approval of the holders of a  majority  of the  shares of the  Portfolio.  The
Portfolio may not:
a.     invest  more  than  5%  of  its  total  assets  in  the
      securities  of any issuer  (other  than U.S.  Government
      Securities and repurchase agreements);
b. invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities and the banking industry);
c. enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements;
d.     make loans to other persons, except by:
      i.    the  purchase  of a  portion  of an  issue of debt
           obligations  in which a Portfolio is  authorized to
           invest   in   accordance    with   its   investment
           objectives,
      ii.   engaging in repurchase agreements, or
      iii.  purchasing  or selling  commodities  or  commidity
           contracts, except that the Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase and sell futures and options contracts on CFTC-regulated exchanges.

Worldwide and Worldwide-Hedged Portfolios
Worldwide   and   Worldwide-Hedged   each  have   adopted  two
additional fundamental policies that may not be changed without the approval of the holders of a majority of the shares of either Portfolio. Each Portfolio may not:
a. enter into repurchase agreements if, as a result thereof, more than 25% of its total assets would be subject to repurchase agreements; or
b. purchase or sell commodities or commodity contracts, except that each Portfolio may utilize up to 5% of its total assets as margin and premiums to purchase and sell futures and options contracts on CFTC-regulated exchanges.

Illiquid Securities
The Commission's staff has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy regarding the purchase or sale of OTC options. The purchase or sale of an OTC option will be restricted if: a. the total market value of the Portfolio's outstanding
      OTC options exceed 15% (10% for Money Market) of the Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;
b. the market value of the underlying securities covered by OTC call options currently outstanding that were sold by such Portfolio exceed 15% (10% for Money Market) of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable; and
c. margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% (10% for Money Market) of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable.

This policy is not fundamental to Portfolio operations and the Fund's Directors may amended it without the approval of the Fund's or a Portfolio's shareholders. However, the Fund will not change or modify this policy prior to a change or modification by the Commission staff of its position.

                    PORTFOLIO TRANSACTIONS

The Fund's debt securities are primarily traded in the over-the-counter market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts normally involving brokerage commissions.

For the years ended December 31, 1997, December 31, 1996 and December 31, 1995, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio were as follows:

----------------------------------- ------------------------------ ------------------------------ ----------------------------
                                             Year Ended                     Year Ended                    Year Ended
            Portfolio                     December 31, 1997              December 31, 1996             December 31, 1995
----------------------------------- ------------------------------ ------------------------------ ----------------------------
                                                                               U.S. Portfolios
                       -------------------------------------------------------------------------------------------------------
         U.S. Short -Term                       $ 126,108                      $ 110,133                     $ 187,185
          Stable Return                             3,649                              0                        27,616
    Mortgage Total Return (1)                     463,651                         30,152                           N/A
                       -------------------------------------------------------------------------------------------------------
                                                                     Global and International Portfolios
----------------------------------- ------------------------------ ------------------------------ ----------------------------
            Worldwide                              21,065                        $10,254                        15,268
     Worldwide-Hedged                     11,724                          2,719                          3,083
        International (2)                          13,040                          2,707                           N/A
   Global Tactical Exposure (3)                   127,213                         12,342                        15,643
       Emerging Markets (4)                         7,697                            N/A                           N/A
----------------------------------- ------------------------------ ------------------------------ ----------------------------

(1)    Commenced operations April 29, 1996.
(2)    Commenced operations May 9, 1996.
(3) The Portfolio was fully liquidated on December 30, 1994, and recommenced operations on September 14, 1995.
(4) Commenced operations on August 12, 1997.

The cost of executing transactions will consist primarily of dealer spreads. These spreads are not included in Portfolio expenses and therefore, are not subject to the expense cap. Nevertheless, the incurrence of this spread, ignoring the other intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect of the additional custodial charges and the spread on the Portfolio's total return.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. To the extent an investment that may be appropriate for one of the Portfolios is considered for purchase by the Investment Adviser and/or Sub-Adviser for the account of another Portfolio, client or fund, the investment opportunity, as well as the expenses incurred in the transaction, will be allocated in a manner deemed equitable by the Investment Adviser.

The Global and International Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of an investment company investing exclusively in domestic securities.


               SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences, does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this Statement of Additional Information, which are subject to change by legislative or administrative action. Each investor is advised to consult their own tax advisor for more complete information on specific tax consequences.

Qualification as a Regulated Investment Company Each active Portfolio has qualified, and intends to continue to qualify, to be treated as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a RIC, a Portfolio must, among other things: a. derive at least 90% of its gross income each taxable year, from dividends, interest, payments (with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies) or other income (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the "Qualifying Income Requirement");
b.     diversify  its  holdings  so  that,  at the end of each
      quarter of the Portfolio's taxable year:
       a.     at least  50% of the  Portfolio's  asset  market
             value  is  represented  by cash  and  cash  items
             (including    receivables),    U.S.    Government
             Securities,  securities  of other  RICs and other
             securities,  with such  other  securities  of any
             one  issuer  limited  to an  amount  not  greater
             than 5% of the  value  of the  Portfolio's  total
             assets   and  not   greater   than   10%  of  the
             outstanding voting securities of such issuer and
       ii) not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S. Government Securities or the securities of other RICs); and
c. distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).
The U.S. Treasury Department has the authority to promulgate regulations, pursuant to which, gains from foreign currency (and options, futures and forward contracts on foreign currency) not directly related to a RIC's principal business of investing in stocks and securities would not be treated as qualifying income for purposes of the Qualifying Income Requirement. To date, such regulations have not been promulgated.

If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible 4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of : a. 98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;
b. 98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis;
      and
c.     any undistributed amounts from previous years.

Each Portfolio intends to distribute all of its net income and gains by automatically reinvesting such income and gains in additional Portfolio shares. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.




Distributions
The  following   qualifies  as  taxable  income  to  Portfolio
shareholders:
a. Portfolio's automatic reinvestment of its ordinary income,
b. net short-term capital gains and net long-term capital gains in additional Portfolio shares, and
c. distribution of such shares to shareholders. Generally, shareholders will be treated as if the Portfolio had distributed income and gains to them and then reinvested by them in Portfolio shares--even though no cash distributions have been made to shareholders. The automatic reinvestment of ordinary income and net realized short-term Portfolio capital gains will be taxable to shareholders as ordinary income. Each Portfolio's automatic reinvestment of any net long-term capital gains designated as capital gain dividends by the Portfolio will be taxable to the shareholders as long-term capital gain. This is the case regardless of how long they have held their shares. None of the amounts treated as distributed to a Portfolio's shareholders will be eligible for the corporate dividends received deduction. A distribution will be treated as paid on December 31 of the current calendar year, if the Portfolio: a. declares it during October, November or December, and b. the distribution has a record date in such a month, and c. it is paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than in the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

Sale of Shares
Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss. This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61 day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. A shareholder holding Portfolio shares for six months or longer will realize a long term capital loss on share disposition. Should such loss occur, to the extent of any net capital gains distributions deemed received by the shareholder.

Zero Coupon Securities
A Portfolio's investment in zero coupon securities will result in Portfolio income, equal to a portion of the excess of the amortized face value of the securities over their issue price (the "original issue discount"), prior amortized value or purchased cost for each year that the securities are held. This is so, even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax.

Hedging Transactions
Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"). This is so, regardless of the length of the Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"), and any deemed gain or loss on the contract is subject to 60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.

      Straddles
      The hedging transactions undertaken by a Portfolio may result in "straddles" for federal income tax purposes, affecting the character of gains or losses realized by the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, instead of currently deducting any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been executed, thus, the Portfolio tax consequences of engaging in straddles transactions are unclear. Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders.

      A Portfolio may make one or more of the elections available under the Code that are applicable to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

      Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions.

Foreign Currency-Related Transactions
Gains or losses attributable to exchange rate fluctuations are generally treated as ordinary income or ordinary loss when they occur between the time a Portfolio accrues interest or other receivables, accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities. In addition, gains or losses may be the result of:
a.     certain option dispositions
b.     futures and forward contracts
c. debt security dispositions denominated in a foreign currency
d. fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

Backup Withholding
A Portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all amounts deemed to be distributed as a result of the automatic reinvestment by the Portfolio of its income and gains in additional shares of the Portfolio. The 31% rate applies to shareholders receiving redemption payments who: a. fail to provide the Portfolio with their correct taxpayer identification number;
b.     fail to make required certifications,
c. have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

Foreign Shareholders
A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business.

If a foreign shareholder's Portfolio income is found to be "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income will be subject to a U.S. tax of 30% (or lower treaty rate). Such tax is generally withheld from distributions and any gains upon  redemption.  Capital gain  distributions  and any gains upon redemption, sale or exchange of shares are subject to U.S. tax at the rate of 30% (or lower treaty rate). The 30% rate also applies to a nonresident alien who is physically present in the U.S. for longer than 182 days during the taxable year and fails to meet certain other requirements. The 30% capital gains tax on non-resident alien individuals, physically present in the U.S. longer than 182 days, only applies in exceptional cases because any individual present in the U.S. longer than 182 days during the taxable year is generally treated as a resident for U.S. federal income tax purposes. In that case, he or she would be subject to U.S. federal income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-resident alien shareholder, the Portfolio may be required to withhold U.S. federal income tax at a rate of 31% of deemed distributions of net capital gains unless the foreign shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. See "Backup Withholding" above.

If a foreign shareholder's Portfolio income is effectively connected with a U.S. trade or business, then:
a.     deemed  distributions  of investment  company  taxable
      income,
b.     capital gain dividends, and
c. any gain realized upon the redemption, sale or exchange of shares of the Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a Portfolio.

Short Sales
Each of Mortgage LIBOR, Mortgage Total Return, Asset-Backed, High Yield, Enhanced Index, U.S. Corporate, International Opportunities, International Corporate, Global High Yield, Inflation-Indexed and Inflation-Indexed Hedged will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender. Pursuant to Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. In addition, the Portfolio's holding period for any security which is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

U.S. Short-Term Portfolio
As a result of its expected high portfolio turnover rate, U.S. Short-Term Portfolio may recognize higher short-term capital gains than mutual funds with lower turnover rates. Such gains must be distributed to shareholders.

International Portfolios
Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the International Portfolios, the Portfolio will be eligible, and may elect to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or use that amount as a foreign tax credit against U.S. federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S. federal income tax on portfolio income may not claim this deduction or credit. International Portfolio shareholders will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.

Other Taxes
A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.


                   SHAREHOLDER INFORMATION

Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank & Trust Company, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares are recorded in these accounts shall be reflected by bookkeeping entry, without physical delivery. Detailed confirmations of purchase or redemption are sent to each shareholder. Monthly account statements are sent detailing which shares were purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.). None of the Fund, AMT Capital Securities, Investors Capital, and the Transfer Agent will be responsible for the validity of written or telephonic requests.

Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making whole or part payment in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value (redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting theses securities to cash. The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.


               CALCULATION OF PERFORMANCE DATA

From time to time, Portfolios may include their yield and total return in reports to shareholders or prospective investors. Quotations of yield for a Portfolio will be based on all investment income per share during a particular 30-day (or one month) period,(including dividends and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the maximum, offering price per share on the last day of the period, according to the following formula which is prescribed by the Commission:

                             Yield =          2   [ (   a  -  b    + 1 ) 6  - 1]
                                                        -------
                                                          c d
Where:
    a =      dividends and interest earned during the period,
    b =      expenses   accrued   for  the   period   (net  of
reimbursements),
    c =      the   average   daily   number  of  Shares  of  a
Portfolio  outstanding  during he period that were entitled to
receive      dividends
    d = the maximum offering price per share on the last day of the period.

The yield as defined above for the relevant Portfolios of the Fund for the 30-day period ended December 31, 1997 are as follows:

                     U.S. Portfolios
                     U.S. Short-Term      .............................5.61%
                     Stable Return        .............................5.91%

                     Global and International Portfolios
                     Worldwide            .............................5.51%
                     Worldwide-Hedged     .............................5.23%
                     International        ............................ 5.32%
                     Global Tactical Exposure......................... 4.72%
                     Emerging Markets................................. 9.00%

The Money Market Portfolio may, from time to time, include the "yield" and "effective yield" in advertisements or reports to shareholders or prospective investors.

Yield is calculated by first determining the net change over a 7-calendar day period, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one share at the beginning of the period. This number is then divided by the value of the account at the beginning of the base period, to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield is stated to the nearest hundredth of one percent. The effective yield is calculated by the same method as yield except that the base period return is compounded by adding 1, raising the sum to a power equal to 365/7, and subtracting 1 from the result, according to the following formula:

                     Effective Yield = [(Base Period Return + 1)365/7] - 1

Money Market Portfolio's yield and effective yield for the seven-day period ended December 31, 1997 are 5.76% and 5.93%, respectively.

Average annual total return quotes will be expressed as the average annual compounded rate of return of a hypothetical investment in a Fund Portfolio over 1, 5 and 10 years (up to the life of the Portfolio). This will be calculated pursuant to the following formula, prescribed by the Securities and Exchange
Commission:

                                                            P(1 + T)n = ERV

Where                P =        a hypothetical initial payment of $1,000,
                     T =        the average annual total return,
                     n =        the number of years, and
                     ERV =      the ending redeemable value of a hypothetical
                                $1,000 payment made at the beginning of the period.

                     All total return figures assume that all dividends are reinvested when paid.

The total return as defined above for the relevant Portfolios of the Fund for the one year and five year periods and life of the Portfolio ended December 31, 1997, since the commencement of operations of each Portfolio (annualized) are as follows:


                                        One Year            Five Years*           Life of Portfolio             Inception
U.S. Portfolios
Money Market                              5.46%                 N/A                     5.02%*                   11/1/93
U.S. Short-Term                           5.09%                4.58%                    5.17%*                   12/6/89
Stable Return                             7.21%                 N/A                     5.76%*                   7/26/93
Mortgage Total Return                     10.19                 N/A                    10.06%*                   4/29/96

Global and International Portfolios
Worldwide                                 2.93%                6.78%                    7.62%*                   4/15/92
Worldwide-Hedged                         12.60%                10.85%                  10.71%*                   5/19/92
International                            (0.43%)                N/A                     3.73%*                    5/9/96
Global Tactical Exposure**                8.77%                 N/A                     6.87%*                   9/14/95
Emerging Markets                           N/A                  N/A                    (1.20%)                   8/12/97

*  Annualized
** The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%.


                     FINANCIAL STATEMENTS

The audited financial statements for the year ended December 31,1997 are incorporated by reference in the Statement of Additional Information.

                           APPENDIX

           MERRILL LYNCH 1-2.99 YEAR TREASURY INDEX1
         Quarterly Returns: June 1984 - December 1997

------------------------------- -----------------------------------           ------------------------------- ---------------------
         Quarter End                         Return %                                  Quarter End                        Return %
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------

------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             3/88                              2.64                                        3/93                             2.21
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             6/88                              1.04                                        6/93                             1.08
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             9/88                              1.45                                        9/93                             1.43
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
            12/88                              0.96                                       12/93                             0.59
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             3/89                              1.24                                        3/94                            (0.50)
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             6/89                              4.98                                        6/94                             0.08
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             9/89                              1.46                                        9/94                             0.99
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
            12/89                              2.82                                       12/94                             0.01
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             3/90                              0.89                                        3/95                             3.36
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             6/90                              2.80                                        6/95                             3.21
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             9/90                              2.38                                        9/95                             1.51
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
            12/90                              3.32                                       12/95                             2.51
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             3/91                              2.20                                        3/96                             0.34
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             6/91                              1.97                                        6/96                             1.01
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             9/91                              3.36                                        9/96                             1.65
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
            12/91                              3.68                                       12/96                             1.91
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             3/92                              0.16                                        3/97                             0.66
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             6/92                              2.88                                        6/97                             2.20
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
             9/92                              2.98                                        9/97                             1.96
------------------------------- -----------------------------------           ------------------------------- ---------------------
------------------------------- -----------------------------------           ------------------------------- ---------------------
            12/92                              0.18                                       12/97                             1.68
------------------------------- -----------------------------------           ------------------------------- ---------------------

1Time-weighted rates of return, unannualized.

                                         QUALITY RATING DESCRIPTIONS

Standard & Poors Corporation

AAA.  Bonds  rated AAA are  highest  grade debt  obligations.
This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB and Lower. Bonds rated BB, B, CCC, CC, C and D are regarded, on balance, as predominately speculative with respect to the issuer's capacity to pay interest and principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and D the highest degree of speculation. While such bonds may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

The ratings AA to D may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and "SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. Standard & Poor's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The A-1 designation indicates the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's Investors Service, Inc.

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. Baa rated bonds are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. Bonds which are rated Ba are judged to have speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B and Lower. Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such securities may be in default of there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this designation are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this designation are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

Thomson Bankwatch, Inc.

A. Company possesses an exceptionally strong balance sheet and earnings record, translating into an excellent reputation and unquestioned access to its natural money markets. If weakness or vulnerability exists in any aspect of the company's business, it is entirely mitigated by the strengths of the organization.

A/B. Company is financially very solid with a favorable track record and no readily apparent weakness. Its overall risk profile, while low, is not quite as favorable as companies in the highest rating category.

IBCA Limited

A1. Short-term obligations rated A1 are supported by a very strong capacity for timely repayment. A plus sign is added to those issues determined to possess the highest capacity for timely payment.



Part C            OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

                           (a)  Financial Statements and Schedules:

                           Part A -         Financial Highlights.

                                            Part B:           The
                                    financial   statements,   notes   to
                                    financial   statements  and  reports
                                    set forth  below are filed  herewith
                                    by   the    Registrant,    and   are
                                    specifically     incorporated     by
                                    reference in Part B.

                                  -        Report     of     Independent
Auditors dated February 27, 1998.

                                -        Statements    of   Assets   and
                                            Liabilities  dated  June 30,
                                            1998  (unaudited),  and  for
                                            the  year   ended   December
                                            31, 1997.

                                -        Statements  of  Operations  for
                                            the  period  ended  June 30,
                                            1998,   and  for  the   year
                                            ended December 31, 1997.

                                -        Statements  of  Changes  in Net
                                         Assets  for  the  period  ended
                                         June  30,   1998,   and   years
                                         ended  December 31,  1996,  and
                                         December 31, 1997.

                                -   Notes to Financial Statements.

                                                            -
                                               Financial
                                         Highlights   of  U.S.
                                         Short-Term   for  the
                                         period   December  6,
                                         1989    (commencement
                                         of   operations)   to
                                         September  30,  1990,
                                         for  the  year  ended
                                         September  30,  1991,
                                         for the three  months
                                         ended   December  31,
                                         1991,  for  the  year
                                         ended   December  31,
                                         1992,  for  the  year
                                         ended   December  31,
                                         1993,  for  the  year
                                         ended   December  31,
                                         1994,  for  the  year
                                         ended   December  31,
                                         1995,  for  the  year
                                         ended   December  31,
                                         1996,  for  the  year
                                         ended   December  31,
                                         1997,  for the period
                                         ended June 30,  1998;
                                         of Stable  Return for
                                         the  period  July 26,
                                         1993    (commencement
                                         of   operations)   to
                                         December   31,  1993,
                                         for  the  year  ended
                                         December   31,  1994,
                                         for  the  year  ended
                                         December   31,  1995,
                                         for  the  year  ended
                                         December   31,  1996,
                                         for  the  year  ended
                                         December   31,  1997,
                                         and  for  the  period
                                         ended June 30,  1998;
                                         of   Mortgage   Total
                                         Return     for    the
                                         period  April 29, 996
                                         (commencement      of
                                         operations)        to
                                         December   31,  1996,
                                         for  the  year  ended
                                         December   31,  1997,
                                         and  for  the  period
                                         ended June 30,  1998;
                                         of Worldwide  for the
                                         period    April   15,
                                         1992    (commencement
                                         of   operations)   to
                                         December   31,  1992,
                                         for  the  year  ended
                                         December   31,  1993,
                                         for  the  year  ended
                                         December   31,  1994,
                                         for    year     ended
                                         December   31,  1995,
                                         for  the  year  ended
                                         December   31,  1996,
                                         for the period  ended
                                         June  30,  1998;   of
                                         Worldwide-Hedged  for
                                         the  period  May  19,
                                         1992    (commencement
                                         of   operations)   to
                                         December   31,  1992,
                                         for  the  year  ended
                                         December   31,  1993,
                                         for  the  year  ended
                                         December   31,  1994,
                                         for  the  year  ended
                                         December   31,  1995,
                                         for  the  year  ended
                                         December   31,  1996,
                                         for  the  year  ended
                                         December   31,  1997,
                                         and  for  the  period
                                         ended June 30,  1998;
                                         of International  for
                                         the   period  May  9,
                                         1996    (commencement
                                         of   operations)   to
                                         December   31,  1996,
                                         for  the  year  ended
                                         December   31,  1997,
                                         and  for  the  period
                                         ended June 30,  1998;
                                         and                of
                                         International-Hedged
                                         for the period  March
                                         25,              1993
                                         (commencement      of
                                         operations)        to
                                         December   31,  1993,
                                         for  the  year  ended
                                         December   31,  1994,
                                         for    year     ended
                                         December   31,  1995,
                                         for  the  year  ended
                                         December   31,  1996,
                                         for  the  year  ended
                                         December   31,  1997,
                                         and  for  the  period
                                         ended June 30,  1998;
                                         of  Emerging  Markets
                                         for    the     period
                                         August    12,    1997
                                         (commencement      of
                                         operations)        to
                                         December   31,  1997,
                                         and  for  the  period
                                         ended June 30,  1998,
                                         and of  Money  Market
                                         Portfolio   for   the
                                         year  ended  December
                                         31,   1997   for  the
                                         period   ended   June
                                         30, 1998.

                                -        Financial  Highlights
                                         for    AMT    Capital
                                         Fund,  Inc.  -  Money
                                         Market  Portfolio for
                                         the  period  November
                                         1,               1993
                                         (commencement      of
                                         operations)        to
                                         December   31,  1993,
                                         for  the  year  ended
                                         December   31,  1994,
                                         for  the  year  ended
                                         December   31,  1995,
                                         for  the  year  ended
                                         December 31, 1996.

                      (b)  Exhibits

                      The following  exhibits are incorporated
                  herein by reference, are not
                  required  to be filed or are filed  herewith
                  (as indicated):

                           (1)      Articles                of
                                    Incorporation,       dated
                                    February 23,  1989,  filed
                                    as     Exhibit     1    to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (1a)     Articles   of   Amendment,
                                    dated July 1, 1991,  filed
                                    as    Exhibit    1(a)   to
                                    Post-Effective   Amendment
                                    No.   4  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (1b)     Articles   of   Amendment,
                                    dated   July   26,   1991,
                                    filed as  Exhibit  1(a) to
                                    Post-Effective   Amendment
                                    No.   5  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (1c)     Articles    Supplementary,
                                    dated  February  16, 1993,
                                    filed as  Exhibit  1(c) to
                                    Post-Effective   Amendment
                                    No.  10  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (1d)     Articles   of   Amendment,
                                    dated   August  17,  1995,
                                    filed as  Exhibit  1(d) to
                                    Post-Effective   Amendment
                                    No.  20  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (1e)     Articles   of   Amendment,
                                    dated  December  11, 1996,
                                    filed as  Exhibit  1(e) to
                                    Post-Effective   Amendment
                                    No.  20  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (1f)     Articles   of   Amendment,
                                    dated July 8, 1998,  filed
                                    herewith.

                           (2)      By-laws,  filed as Exhibit
                                    2     to      Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (2a)     Amended By-laws,  filed as
                                    Exhibit        2        to
                                    Post-Effective   Amendment
                                    No.   2  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (2b)     Amendment    to   By-laws,
                                    filed as  Exhibit  2(a) to
                                    Post-Effective   Amendment
                                    No.   5  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (3)      Not Applicable.

                           (4)      Specimen      of     Stock
                                    Certificate,    filed   as
                                    Exhibit 4 to  Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (5)      Management       Agreement
                                    between   the   Registrant
                                    and Fischer  Francis Trees
                                    &   Watts,   Inc.,   dated
                                    November 30,  1989,  filed
                                    as     Exhibit     5    to
                                    Pre-Effective    Amendment
                                    No.   3  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (5a)     Amendment  to   Management
                                    Agreement    between   the
                                    Registrant   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated September 25,
                                    1990,  filed as  Exhibit 5
                                    to          Post-Effective
                                    Amendment    No.    2   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5b)     Amended    and    Restated
                                    Management       Agreement
                                    between   the   Registrant
                                    and Fischer  Francis Trees
                                    &   Watts,   Inc.,   dated
                                    August 31, 1991,  filed as
                                    Exhibit        5        to
                                    Post-Effective   Amendment
                                    No.   5  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (5c)     Sub-Advisory     Agreement
                                    between   Fischer  Francis
                                    Trees &  Watts,  Inc.  and
                                    Fischer  Francis Trees and
                                    Watts,  dated  August  31,
                                    1991,   filed  as  Exhibit
                                    5(a)   to   Post-Effective
                                    Amendment    No.    5   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5d)     Advisory         Agreement
                                    between   the   Registrant
                                    (for  the  Stable   Return
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated  February 18,
                                    1993,   filed  as  Exhibit
                                    5(d)   to   Post-Effective
                                    Amendment    No.   10   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5e)     Advisory         Agreement
                                    between   the   Registrant
                                    (for  the  U.S.   Treasury
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated  February 18,
                                    1993,   filed  as  Exhibit
                                    5(e)   to   Post-Effective
                                    Amendment    No.   10   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5g)     Advisory         Agreement
                                    between   the   Registrant
                                    (for  the   Broad   Market
                                    Fixed  Income   Portfolio)
                                    and Fischer  Francis Trees
                                    &   Watts,   Inc.,   dated
                                    February 18,  1993,  filed
                                    as    Exhibit    5(g)   to
                                    Post-Effective   Amendment
                                    No.  10  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (5i)     Advisory         Agreement
                                    between   the   Registrant
                                    (for   the   International
                                    Fixed  Income   Portfolio)
                                    and Fischer  Francis Trees
                                    &   Watts,   Inc.,   dated
                                    February  18,  1993 filed,
                                    as    Exhibit    5(i)   to
                                    Post-Effective   Amendment
                                    No.  10  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (5j)     Advisory         Agreement
                                    between   the   Registrant
                                    (for   the   International
                                    Fixed        Income-Hedged
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated  February 18,
                                    1993,   filed  as  Exhibit
                                    5(j)   to   Post-Effective
                                    Amendment    No.   10   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5l)     Sub-Advisory     Agreement
                                    (for   the   International
                                    Fixed  Income   Portfolio)
                                    between   Fischer  Francis
                                    Trees &  Watts,  Inc.  and
                                    Fischer  Francis  Trees  &
                                    Watts,  dated February 18,
                                    1993,   filed  as  Exhibit
                                    5(l)   to   Post-Effective
                                    Amendment    No.   10   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5m)     Sub-Advisory     Agreement
                                    (for   the   International
                                    Fixed        Income-Hedged
                                    Portfolio)         between
                                    Fischer  Francis  Trees  &
                                    Watts,  Inc.  and  Fischer
                                    Francis   Trees  &  Watts,
                                    dated  February  18, 1993,
                                    filed as  Exhibit  5(m) to
                                    Post-Effective   Amendment
                                    No.  10  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (5n)     Advisory         Agreement
                                    between   the   Registrant
                                    (for  the  Mortgage  Total
                                    Return    Portfolio)   and
                                    Fischer  Francis  Trees  &
                                    Watts,     Inc.,     dated
                                    January 2, 1996,  filed as
                                    Exhibit       5(n)      to
                                    Post-Effective   Amendment
                                    No.  19  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (5o)     Advisory         Agreement
                                    between   the   Registrant
                                    (for the Emerging  Markets
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated  October  30,
                                    1996,   filed  as  Exhibit
                                    5(o)   to   Post-Effective
                                    Amendment    No.   20   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5p)     Advisory         Agreement
                                    between   the   Registrant
                                    (for                   the
                                    Inflation-Indexed
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated  October  30,
                                    1996,   filed  as  Exhibit
                                    5(p)   to   Post-Effective
                                    Amendment    No.   20   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5q)     Advisory         Agreement
                                    between   the   Registrant
                                    (for                   the
                                    Inflation-Indexed   Hedged
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated  October  30,
                                    1996,   filed  as  Exhibit
                                    5(q)   to   Post-Effective
                                    Amendment    No.   20   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5r)     Advisory         Agreement
                                    between   the   Registrant
                                    (for  the   Money   Market
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated  October  30,
                                    1996,   filed  as  Exhibit
                                    5(r)   to   Post-Effective
                                    Amendment    No.   20   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5s)     Sub-Advisory     Agreement
                                    (for the Emerging  Markets
                                    Portfolio)         between
                                    Fischer  Francis  Trees  &
                                    Watts,  Inc.  and  Fischer
                                    Francis   Trees  &  Watts,
                                    dated  October  30,  1996,
                                    filed as  Exhibit  5(s) to
                                    Post-Effective   Amendment
                                    No.  20  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (5t)     Sub-Advisory     Agreement
                                    (for                   the
                                    Inflation-Indexed
                                    Portfolio)         between
                                    Fischer  Francis  Trees  &
                                    Watts,  Inc.  and  Fischer
                                    Francis   Trees  &  Watts,
                                    dated  October  30,  1996,
                                    filed as  Exhibit  5(t) to
                                    Post-Effective   Amendment
                                    No.  20  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (5u)     Sub-Advisory     Agreement
                                    (for     the     Inflation
                                    Indexed-Hedged  Portfolio)
                                    between   Fischer  Francis
                                    Trees &  Watts,  Inc.  and
                                    Fischer  Francis  Trees  &
                                    Watts,  dated  October 30,
                                    1996,   filed  as  Exhibit
                                    5(u)   to   Post-Effective
                                    Amendment    No.   20   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (5v)     Amendment  to   Management
                                    Agreement  (for the  Broad
                                    Market Portfolio)  between
                                    the     Registrant     and
                                    Fischer  Francis  Trees  &
                                    Watts,     Inc.,     dated
                                    October  30,  1996,  filed
                                    as    Exhibit    5(v)   to
                                    Post-Effective   Amendment
                                    No.  20  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (5w)     Amendment  to   Management
                                    Agreement  (for  the  U.S.
                                    Treasury        Portfolio)
                                    between   the   Registrant
                                    and Fischer  Francis Trees
                                    &   Watts,   Inc.,   dated
                                    October  30,  1996,  filed
                                    as    Exhibit    5(w)   to
                                    Post-Effective   Amendment
                                    No.  20  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           5aa)     Advisory         Agreement
                                    between   the   Registrant
                                    (for   the   Global   High
                                    Yield    Portfolio)    and
                                    Fischer  Francis  Trees  &
                                    Watts,  Inc.,  dated  July
                                    7, 1998, filed herewith.

                           5bb)     Advisory         Agreement
                                    between   the   Registrant
                                    (for   the   International
                                    Corporate  Portfolio)  and
                                    Fischer  Francis  Trees  &
                                    Watts,  Inc.,  dated  July
                                    7, 1998, filed herewith.

                           5cc)     Advisory         Agreement
                                    between   the   Registrant
                                    (for   the   International
                                    Opportunities   Portfolio)
                                    and Fischer  Francis Trees
                                    & Watts,  Inc., dated July
                                    7, 1998, filed herewith.

                           5dd)     Advisory         Agreement
                                    between   the   Registrant
                                    (for the  Global  Tactical
                                    Exposure   Portfolio)  and
                                    Fischer  Francis  Trees  &
                                    Watts,  Inc.,  dated  July
                                    7, 1998, filed herewith.

                           5ee)     Advisory         Agreement
                                    between   the   Registrant
                                    (for  the  U.S.  Corporate
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated July 7, 1998,
                                    filed herewith.

                           5ff)     Advisory         Agreement
                                    between   the   Registrant
                                    (for  the   Equity   Alpha
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated July 7, 1998,
                                    filed herewith.

                           5gg)     Advisory         Agreement
                                    between   the   Registrant
                                    (for   the   High    Yield
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated July 7, 1998,
                                    filed herewith.

                           5hh)     Advisory         Agreement
                                    between   the   Registrant
                                    (for   the    Asset-Backed
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated July 7, 1998,
                                    filed herewith.

                           5ii)     Advisory         Agreement
                                    between   the   Registrant
                                    (for the Limited  Duration
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated July 7, 1998,
                                    filed herewith.


                           5jj)     Advisory         Agreement
                                    between   the   Registrant
                                    (for  the  Mortgage  LIBOR
                                    Portfolio)   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated July 7, 1998,
                                    filed herewith.

                           5kk)     Sub-Advisory     Agreement
                                    (for   the   Global   High
                                    Yield  Portfolio)  between
                                    Fischer  Francis  Trees  &
                                    Watts,  Inc.  and  Fischer
                                    Francis   Trees  &  Watts,
                                    dated July 7, 1998,  filed
                                    herewith.

                           5ll)     Sub-Advisory     Agreement
                                    (for   the   International
                                    Corporate       Portfolio)
                                    between   Fischer  Francis
                                    Trees &  Watts,  Inc.  and
                                    Fischer  Francis  Trees  &
                                    Watts,   dated   July   7,
                                    1998, filed herewith.

                           5mm)     Sub-Advisory     Agreement
                                    (for   the   International
                                    Opportunities   Portfolio)
                                    between   Fischer  Francis
                                    Trees &  Watts,  Inc.  and
                                    Fischer  Francis  Trees  &
                                    Watts,   dated   July   7,
                                    1998, filed herewith.

                           5nn)     Sub-Advisory     Agreement
                                    (for the  Global  Tactical
                                    Exposure        Portfolio)
                                    between   Fischer  Francis
                                    Trees &  Watts,  Inc.  and
                                    Fischer  Francis  Trees  &
                                    Watts,   dated   July   7,
                                    1998, filed herewith.

                           (6)      Distribution     Agreement
                                    between   the   Registrant
                                    and AMT Capital  Services,
                                    Inc.,  dated September 21,
                                    1992,  filed as  Exhibit 6
                                    to          Post-Effective
                                    Amendment    No.    8   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (6a)     Distribution     Agreement
                                    between   the   Registrant
                                    and AMT Capital  Services,
                                    Inc.,  dated  February  1,
                                    1995  filed as  Exhibit 6a
                                    to          Post-Effective
                                    Amendment    No.   16   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (7)      Not Applicable.

                           (8)      Custodian        Agreement
                                    between   Registrant   and
                                    State  Street Bank & Trust
                                    Company,   dated  November
                                    21,    1989,    filed   as
                                    Exhibit        8        to
                                    Pre-Effective    Amendment
                                    No.   1  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (8a)     Custodian        Agreement
                                    between   Registrant   and
                                    State  Street Bank & Trust
                                    Company,   dated   October
                                    22,    1991,    filed   as
                                    Exhibit        8        to
                                    Post-Effective   Amendment
                                    No.   5  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (8b)     Transfer     Agency    and
                                    Service  Agreement between
                                    Registrant    and    State
                                    Street    Bank   &   Trust
                                    Company,   dated   October
                                    22,    1991,    filed   as
                                    Exhibit       8(a)      to
                                    Post-Effective   Amendment
                                    No.   5  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (8c)     Transfer     Agency    and
                                    Service  Agreement between
                                    Registrant  and  Investors
                                    Bank  &   Trust   Company,
                                    dated  November  27, 1992,
                                    filed as  Exhibit  8(c) to
                                    Post-Effective   Amendment
                                    No.   9  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (8d)     Custodian        Agreement
                                    between   Registrant   and
                                    Investors   Bank  &  Trust
                                    Company,   dated   January
                                    10,    1994,    filed   as
                                    Exhibit       8(d)      to
                                    Post-Effective   Amendment
                                    No.  13  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (9)      Administration   Agreement
                                    between   the   Registrant
                                    and AMT Capital  Services,
                                    Inc.,  dated September 21,
                                    1992,  filed as  Exhibit 9
                                    to          Post-Effective
                                    Amendment    No.    8   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (9a)     Sales     Incentive    Fee
                                    Agreement  between Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.   and   AMT   Capital
                                    Services,    Inc.,   dated
                                    September 21, 1992,  filed
                                    as    Exhibit    9(a)   to
                                    Post-Effective   Amendment
                                    No.   8  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (9b)     Administration   Agreement
                                    between   the   Registrant
                                    and AMT Capital  Services,
                                    Inc.,  dated  February  1,
                                    1995,  filed as Exhibit 9b
                                    to          Post-Effective
                                    Amendment    No.   16   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

 .                          (10)     Opinion   and  Consent  of
                                    Counsel,  dated  June  28,
                                    1989,  filed as Exhibit 10
                                    to           Pre-Effective
                                    Amendment    No.    1   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (10a)    Opinion   and  Consent  of
                                    Counsel,   dated  December
                                    28,    1995,    filed   as
                                    Exhibit       10a       to
                                    Post-Effective   Amendment
                                    No.  17  to   Registrant's
                                    Registration  Statement on
                                    Form N-1A.

                           (11)     Consent   of   Independent
                                    Auditors, filed herewith.

                           (12)     Not Applicable.

                           (13a)    Purchase   Agreement   for
                                    Initial   Capital  between
                                    Registrant   and   Fischer
                                    Francis   Trees  &  Watts,
                                    Inc.,  dated  November 17,
                                    1989,  filed as Exhibit 13
                                    to           Pre-Effective
                                    Amendment    No.    3   to
                                    Registrant's  Registration
                                    Statement on Form N-1A.

                           (14)     Not Applicable.

                           (15)     Not Applicable.

                           (16)     Performance    Information
                                    Schedules, filed herewith.


Item 24
Persons Controlled by or under Common Control with Registrant

As of August 31, 1998, Fischer Francis Trees & Watts, Inc. had discretionary investment advisory agreements with shareholders of the Fund, representing 78.4% of the Fund's total net assets and therefore may be deemed to be a "control person" of the Fund as such term is defined in the 1940 Act.

Item 25
Indemnification.

         The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgements, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26
Business and Other Connections of Investment Adviser.

         Fischer Francis Trees & Watts, Inc. (the
"Investment Adviser") is a company organized under the laws of New York State and it is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers
Act").

         The list required by this Item 26 of officers and directors of the Investment Adviser, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by the Investment Adviser pursuant to the Advisers Act (SEC File No. 801-10577).

Item 27
Principal Underwriter.

In addition to the Registrant, AMT Capital Securities, LLC currently acts as distributor to FFTW Fund, Inc., Harding Loevner Fund, Inc., Holland Series Fund, Inc. and TIFF Investment Program, Inc. AMT Capital Securities, LLC is registered with the Securities and Exchange Commission as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.

For each Director or officer of AMT Capital Securities, LLC

Name and Principal
Business Address           Positions & Offices              Positions & Offices
with Underwriter           with Distributor                 with Registrant

Alan M. Trager             Director, Chairman and           None
600 Fifth Avenue           Treasurer
26th Floor
New York, NY  10020

Arthur Goetchius           President
600 Fifth Avenue
26th Floor
New York, NY  10020

Carla E. Dearing           Vice President                  Assistant Treasurer
600 Fifth Avenue
26th Floor
New York, NY  10020

 Not applicable.


Item 28
Location of Accounts and Records.

                  All accounts, books and other documents
required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules thereunder will be maintained at the offices of the Investment Adviser, the Custodian and the Administrator.

                  FFTW Funds, Inc.
                  200 Park Avenue
                  New York, NY 10166

                  Investors Capital Services, Inc.
                  600 Fifth Avenue
                  New York, New York 10020

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

Item 29
Management Services.

Not applicable.

Item 30
Undertakings.

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under
Section 16(c) of the 1940 Act.



                             SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 23 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933. Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York on the 11th day of September, 1998.

                                                         FFTW FUNDS, INC.


                                               By   \s\ Onder John Olcay
                                                    Onder John Olcay
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                        Title                                     Date

/s/ Stephen P. Casper            Director                   September 11,   1998
Stephen P. Casper

/s/ Onder John Olcay             Chairman of the Board,     September 11,   1998
Onder John Olcay                 President

/s/ John C. Head III             Director                   September 11,   1998
John C Head III

/s/ Lawrence B. Krause           Director                   September 11,   1998
Lawrence B. Krause

/s/ William E. Vastardis         Treasurer                  September 11,   1998
William E. Vastardis



                                                         EXHIBIT INDEX


Exhibit No.

(1f)              Articles of Amendment, dated July 8, 1998

5aa)                       Advisory  Agreement  between the  Registrant
                  (for the Global High Yield Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998.

5bb)                       Advisory  Agreement  between the  Registrant
                  (for the International Corporate Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998.

5cc)                       Advisory  Agreement  between the  Registrant
                  (for the International Opportunities Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998.

5dd)                       Advisory  Agreement  between the  Registrant
                  (for the Global Tactical Exposure Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998.

5ee)                       Advisory  Agreement  between the  Registrant
                  (for  the  U.S.  Corporate   Portfolio)  and  Fischer
                  Francis Trees & Watts, Inc., dated July 7, 1998.

5ff)                       Advisory  Agreement  between the  Registrant
                  (for  the  Equity   Alpha   Portfolio)   and  Fischer
                  Francis Trees & Watts, Inc., dated July 7, 1998.

5gg)                       Advisory  Agreement  between the  Registrant
                  (for the High Yield Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998.

5hh)                       Advisory  Agreement  between the  Registrant
                  (for  the   Asset-Backed   Portfolio)   and   Fischer
                  Francis Trees & Watts, Inc., dated July 7, 1998.

5ii)                       Advisory  Agreement  between the  Registrant
                  (for the Limited Duration Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7, 1998.

5jj)                       Advisory  Agreement  between the  Registrant
                  (for  the  Mortgage  LIBOR   Portfolio)  and  Fischer
                  Francis Trees & Watts, Inc., dated July 7, 1998.

5kk)                       Sub-Advisory   Agreement   (for  the  Global
                  High Yield Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998.

5ll)                       Sub-Advisory      Agreement     (for     the
                  International Corporate Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998.

5mm)                       Sub-Advisory      Agreement     (for     the
                  International Opportunities Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998.

5nn)                         Sub-Advisory  Agreement  (for  the  Global
                      Tactical Exposure Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer Francis Trees & Watts, dated July 7, 1998.

(11)                          Consent of Independent Auditors

(16)                          Performance  Information Schedule